UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Semi-Annual Report

December 31, 2016

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

U.S. Equity ETFs:

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Financials	25.3%
Industrials	13.4%
Consumer Discretionary	13.1%
Consumer Staples	9.1%
Utilities	8.4%
Energy	7.7%
Materials	6.9%
Telecommunication Services	6.5%
Health Care	4.6%
Information Technology	3.8%
Real Estate	1.3%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Anheuser-Busch InBev S.A.	3.4%
TOTAL S.A.	2.9%
Daimler AG, Registered Shares	2.7%
Telefonica S.A.	2.5%
Siemens AG, Registered Shares	2.4%
Allianz SE, Registered Shares	2.3%
Banco Santander S.A.	2.3%
BASF SE	2.1%
Eni SpA	2.1%
ING Groep N.V.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Europe Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Europe Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	14.46%	12.39%
Fund Market Price Returns	12.27%	12.79%
WisdomTree Dynamic Currency Hedged Europe Equity Index	14.56%	12.47%
MSCI EMU Local Index	15.04%	10.40%
MSCI EMU Index	9.27%	7.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2016	1

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Financials	24.4%
Consumer Discretionary	12.3%
Industrials	12.2%
Consumer Staples	9.0%
Energy	8.8%
Health Care	7.9%
Telecommunication Services	7.2%
Materials	6.9%
Utilities	4.7%
Information Technology	3.7%
Real Estate	2.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
HSBC Holdings PLC	2.1%
BP PLC	1.7%
Royal Dutch Shell PLC, Class A	1.6%
Toyota Motor Corp.	1.5%
TOTAL S.A.	1.4%
Nestle S.A., Registered Shares	1.4%
China Mobile Ltd.	1.3%
GlaxoSmithKline PLC	1.1%
Novartis AG, Registered Shares	1.1%
Roche Holding AG, Genusschein	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.35% and 0.40%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	12.14%	14.18%
Fund Market Price Returns	10.78%	14.20%
WisdomTree Dynamic Currency Hedged International Equity Index	12.23%	14.21%
MSCI EAFE Local Currency Index	13.53%	11.19%
MSCI EAFE Index	5.67%	6.83%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Trust Semi-Annual Report December 31, 2016

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Consumer Discretionary	20.9%
Industrials	19.8%
Health Care	17.5%
Consumer Staples	17.2%
Information Technology	8.9%
Financials	4.6%
Real Estate	4.4%
Materials	3.5%
Utilities	2.4%
Energy	0.4%
Telecommunication Services	0.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Unilever N.V., CVA	5.6%
British American Tobacco PLC	5.3%
Roche Holding AG, Genusschein	5.3%
Airbus Group SE	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk A/S, Class B	3.0%
Reckitt Benckiser Group PLC	2.8%
Industria de Diseno Textil S.A.	2.5%
Hennes & Mauritz AB, Class B	2.2%
Roche Holding AG, Bearer Shares	2.0%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes Underlying Fund’s derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree International Quality Dividend Growth Fund (the “Underlying Fund”)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Trust Semi-Annual Report December 31, 2016	3

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Industrials	24.6%
Consumer Discretionary	19.4%
Financials	14.7%
Materials	10.3%
Information Technology	8.4%
Real Estate	5.4%
Consumer Staples	5.4%
Health Care	4.0%
Energy	3.7%
Utilities	2.5%
Telecommunication Services	1.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Navigator Co. S.A. (The)	0.7%
Vedanta Resources PLC	0.7%
UNIQA Insurance Group AG	0.5%
Saras SpA	0.5%
Austevoll Seafood ASA	0.5%
Aker ASA, Class A	0.5%
Euronav N.V.	0.5%
Television Broadcasts Ltd.	0.4%
Electrocomponents PLC	0.4%
IOOF Holdings Ltd.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	15.49%	15.91%
Fund Market Price Returns	14.09%	15.52%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	15.82%	16.41%
MSCI EAFE SmallCap Local Index	14.02%	11.06%
MSCI EAFE SmallCap Index	5.54%	7.28%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Trust Semi-Annual Report December 31, 2016

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Consumer Discretionary	22.4%
Industrials	19.3%
Financials	18.1%
Information Technology	9.9%
Telecommunication Services	6.7%
Materials	6.5%
Consumer Staples	6.4%
Health Care	5.9%
Real Estate	2.0%
Utilities	1.3%
Energy	0.9%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Toyota Motor Corp.	5.3%
Mitsubishi UFJ Financial Group, Inc.	3.0%
Sumitomo Mitsui Financial Group, Inc.	2.4%
NTT DOCOMO, Inc.	2.4%
Nippon Telegraph & Telephone Corp.	2.2%
Mizuho Financial Group, Inc.	2.0%
Nissan Motor Co., Ltd.	1.8%
Canon, Inc.	1.8%
Japan Tobacco, Inc.	1.8%
Honda Motor Co., Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Japan Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Japan Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	18.67%	9.18%
Fund Market Price Returns	16.83%	8.73%
WisdomTree Dynamic Currency Hedged Japan Equity Index	19.23%	9.81%
MSCI Japan Local Currency Index	23.26%	5.59%
MSCI Japan Index	8.42%	6.93%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2016	5

Performance Summary (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Financials	22.2%
Information Technology	13.4%
Energy	12.5%
Telecommunication Services	11.5%
Materials	9.5%
Consumer Staples	8.2%
Consumer Discretionary	6.5%
Industrials	6.3%
Utilities	5.6%
Real Estate	3.1%
Health Care	1.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
China Construction Bank Corp., Class H	4.1%
China Mobile Ltd.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.0%
Gazprom PJSC, ADR	2.0%
Lukoil PJSC, ADR	1.8%
Samsung Electronics Co., Ltd.	1.8%
Rosneft Oil Co. PJSC, GDR Reg S	1.3%
Hon Hai Precision Industry Co., Ltd.	1.2%
Industrial & Commercial Bank of China Ltd., Class H	1.1%
CNOOC Ltd.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s annual expense ratio was 0.32%.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	6.37%	11.70%
Fund Market Price Returns	5.93%	11.98%
WisdomTree Emerging Markets Dividend Index	6.32%	11.63%
MSCI Emerging Markets Index	4.49%	8.69%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Trust Semi-Annual Report December 31, 2016

Performance Summary (unaudited)

WisdomTree Europe Local Recovery Fund (EZR)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Financials	30.7%
Industrials	23.7%
Consumer Discretionary	21.1%
Materials	9.3%
Information Technology	5.8%
Energy	5.4%
Real Estate	3.6%
Telecommunication Services	0.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
TOTAL S.A.	2.3%
BASF SE	1.9%
Allianz SE, Registered Shares	1.7%
BNP Paribas S.A.	1.6%
ING Groep N.V.	1.3%
AXA S.A.	1.3%
Societe Generale S.A.	1.2%
Eni SpA	1.0%
Intesa Sanpaolo SpA	1.0%
Deutsche Post AG, Registered Shares	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Local Recovery Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Local Recovery Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.48% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	12.70%	-2.40%	-2.39%
Fund Market Price Returns	11.39%	-1.64%	-2.90%
WisdomTree Europe Local Recovery Index	12.97%	-2.21%	-2.32%
MSCI European Economic and Monetary Union (EMU) Index	9.27%	1.34%	-2.03%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2016	7

Performance Summary (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Industrials	21.3%
Consumer Discretionary	17.4%
Financials	13.1%
Real Estate	12.7%
Materials	8.1%
Information Technology	6.8%
Energy	5.6%
Consumer Staples	5.4%
Utilities	5.0%
Telecommunication Services	2.7%
Health Care	1.9%
Investment Company	0.1%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
CVR Energy, Inc.	1.9%
CoreCivic, Inc.	1.7%
Geo Group, Inc. (The)	1.4%
RR Donnelley & Sons Co.	1.2%
Time, Inc.	0.9%
Kronos Worldwide, Inc.	0.8%
Waddell & Reed Financial, Inc., Class A	0.8%
Xenia Hotels & Resorts, Inc.	0.7%
GATX Corp.	0.7%
Consolidated Communications Holdings, Inc.	0.7%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes Underlying Fund’s derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global Hedged SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Hedged SmallCap Dividend Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree Global SmallCap Dividend Fund (the “Underlying Fund”)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.86%, respectively. The prospectus expense ratio includes 0.43% of acquired fund fees and expenses (“AFFEs”). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust for any reason at any time.

Performance as of 12/31/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	17.95%	24.26%	20.26%
Fund Market Price Returns	17.27%	19.84%	20.37%
WisdomTree Global Hedged SmallCap Dividend Index	17.28%	24.53%	20.63%
MSCI AC World Small Cap Local Currency Index	12.38%	12.76%	10.16%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on November 19, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Trust Semi-Annual Report December 31, 2016

Performance Summary (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Industrials	21.3%
Consumer Discretionary	17.4%
Financials	13.1%
Real Estate	12.7%
Materials	8.1%
Information Technology	6.8%
Energy	5.6%
Consumer Staples	5.4%
Utilities	5.0%
Telecommunication Services	2.7%
Health Care	1.9%
Investment Company	0.1%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
CVR Energy, Inc.	1.9%
CoreCivic, Inc.	1.7%
Geo Group, Inc. (The)	1.4%
RR Donnelley & Sons Co.	1.2%
Time, Inc.	0.9%
Kronos Worldwide, Inc.	0.8%
Waddell & Reed Financial, Inc., Class A	0.8%
Xenia Hotels & Resorts, Inc.	0.7%
GATX Corp.	0.7%
Consolidated Communications Holdings, Inc.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s annual expense ratio was 0.43%.

Performance as of 12/31/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	14.26%	24.00%	21.00%
Fund Market Price Returns	14.09%	23.93%	20.98%
WisdomTree Global SmallCap Dividend Index	13.96%	23.93%	20.92%
MSCI AC World Small Cap Index	9.17%	11.59%	10.20%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on November 12, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2016	9

Performance Summary (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Information Technology	42.0%
Consumer Discretionary	21.6%
Industrials	15.9%
Health Care	13.3%
Consumer Staples	7.2%
Other Assets less Liabilities‡	0.0%*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Samsung Electronics Co., Ltd.	7.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Hyundai Motor Co.	2.2%
Hon Hai Precision Industry Co., Ltd.	2.0%
Tong Yang Industry Co., Ltd.	1.8%
Hankook Tire Co., Ltd.	1.6%
Dishman Pharmaceuticals & Chemicals Ltd.	1.5%
Cadila Healthcare Ltd.	1.5%
Gruma S.A.B. de C.V., Class B	1.4%
SK Hynix, Inc.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Strong Dollar Emerging Markets Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar Emerging Markets Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 12/31/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	0.29%	1.23%	-2.22%
Fund Market Price Returns	-0.80%	1.68%	-2.50%
WisdomTree Strong Dollar Emerging Markets Equity Index	0.56%	1.60%	-2.15%
MSCI Emerging Markets Index	4.49%	11.19%	3.98%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Trust Semi-Annual Report December 31, 2016

Performance Summary (unaudited)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Financials	20.8%
Consumer Discretionary	20.3%
Industrials	10.4%
Utilities	10.4%
Health Care	10.0%
Consumer Staples	9.0%
Real Estate	7.9%
Telecommunication Services	6.1%
Information Technology	5.0%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
AT&T, Inc.	1.5%
Verizon Communications, Inc.	1.3%
Bank of America Corp.	1.3%
Comcast Corp., Class A	1.3%
Wells Fargo & Co.	1.3%
Home Depot, Inc. (The)	1.2%
Charter Communications, Inc., Class A	1.2%
Sprint Corp.	1.1%
UnitedHealth Group, Inc.	1.0%
Altria Group, Inc.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Strong Dollar U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar U.S. Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s annual expense ratio was 0.33%.

Performance as of 12/31/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.91%	14.66%	8.74%
Fund Market Price Returns	6.70%	14.04%	8.39%
WisdomTree Strong Dollar U.S. Equity Index	6.94%	14.57%	8.57%
S&P 500® Index	7.82%	11.96%	6.19%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 21, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2016	11

Performance Summary (unaudited)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Information Technology	26.5%
Industrials	15.1%
Health Care	13.8%
Materials	11.4%
Consumer Discretionary	10.0%
Consumer Staples	8.4%
Energy	6.8%
Financials	6.5%
Real Estate	0.8%
Utilities	0.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Apple, Inc.	1.8%
Exxon Mobil Corp.	1.5%
Microsoft Corp.	1.5%
Johnson & Johnson	1.3%
Chevron Corp.	1.1%
General Electric Co.	1.1%
Procter & Gamble Co. (The)	1.0%
PepsiCo, Inc.	0.9%
Coca-Cola Co. (The)	0.9%
Philip Morris International, Inc.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Weak Dollar U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Weak Dollar U.S. Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s annual expense ratio was 0.33%.

Performance as of 12/31/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	9.37%	12.90%	5.62%
Fund Market Price Returns	9.44%	12.56%	5.46%
WisdomTree Weak Dollar U.S. Equity Index	9.25%	12.65%	5.31%
S&P 500® Index	7.82%	11.96%	6.19%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 21, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Trust Semi-Annual Report December 31, 2016

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Financials	32.0%
Health Care	17.8%
Consumer Discretionary	12.6%
Consumer Staples	8.8%
Industrials	7.8%
Information Technology	6.0%
Telecommunication Services	5.3%
Energy	4.0%
Materials	1.8%
Utilities	1.8%
Real Estate	0.7%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Morgan Stanley, 4.88%, 11/1/22	3.3%
Wachovia Corp., 5.75%, 2/1/18	3.2%
Time Warner, Inc., 3.60%, 7/15/25	3.2%
Dow Chemical Co. (The), 4.13%, 11/15/21	3.2%
Verizon Communications, Inc., 4.40%, 11/1/34	3.2%
Citigroup, Inc., 5.50%, 9/13/25	3.0%
Becton Dickinson and Co., 1.80%, 12/15/17	2.6%
Pfizer, Inc., 2.10%, 5/15/19	2.6%
Chevron Corp., 2.36%, 12/5/22	2.5%
McKesson Corp., 3.80%, 3/15/24	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Corporate Bond Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.18% and 0.28%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-1.97%	-0.12%
Fund Market Price Returns	-2.26%	-1.08%
WisdomTree Fundamental U.S. Corporate Bond Index	-1.53%	0.68%
BofA Merrill Lynch U.S. Corporate Index	-1.49%	0.96%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2016	13

Performance Summary (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Consumer Discretionary	19.6%
Health Care	17.5%
Information Technology	11.2%
Telecommunication Services	9.9%
Industrials	9.5%
Materials	8.8%
Financials	8.3%
Consumer Staples	6.1%
Utilities	4.1%
Energy	3.0%
Other Assets less Liabilities‡	2.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
MGM Resorts International, 7.75%, 3/15/22	3.1%
First Data Corp., 7.00%, 12/1/23	3.0%
Centene Corp., 5.63%, 2/15/21	3.0%
L Brands, Inc., 6.63%, 4/1/21	3.0%
HCA, Inc., 4.75%, 5/1/23	2.9%
Community Health Systems, Inc., 5.13%, 8/15/18	2.9%
CenturyLink, Inc., 6.75%, 12/1/23, Series W	2.8%
Cablevision Systems Corp., 7.75%, 4/15/18	2.8%
Western Digital Corp., 10.50%, 4/1/24	2.7%
CCO Holdings LLC, 5.25%, 3/15/21	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. High Yield Corporate Bond Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.38% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	6.22%	7.65%
Fund Market Price Returns	5.11%	5.70%
WisdomTree Fundamental U.S. High Yield Corporate Bond Index	7.18%	9.08%
BofA Merrill Lynch U.S. High Yield Index	7.47%	9.88%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Trust Semi-Annual Report December 31, 2016

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Financials	40.5%
Consumer Staples	12.0%
Health Care	10.5%
Telecommunication Services	7.2%
Industrials	6.8%
Information Technology	6.5%
Consumer Discretionary	4.7%
Utilities	4.5%
Energy	4.3%
Materials	2.0%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
HSBC USA, Inc., 1.63%, 1/16/18	3.2%
Lockheed Martin Corp., 2.50%, 11/23/20	3.2%
AT&T, Inc., 5.50%, 2/1/18	3.1%
NextEra Energy Capital Holdings, Inc., 1.65%, 9/1/18	3.0%
Morgan Stanley, 2.13%, 4/25/18	3.0%
Verizon Communications, Inc., 4.50%, 9/15/20	2.9%
Stryker Corp., 1.30%, 4/1/18	2.9%
Wells Fargo & Co., 1.40%, 9/8/17	2.7%
Bank of America Corp., 7.63%, 6/1/19	2.6%
CVS Health Corp., 2.80%, 7/20/20	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term Corporate Bond Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.18% and 0.28%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-0.39%	0.27%
Fund Market Price Returns	-0.49%	-0.71%
WisdomTree Fundamental U.S. Short-Term Corporate Bond Index	0.00%*	0.90%
BofA Merrill Lynch 1-5 year U.S. Corporate Index	-0.30%	0.80%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 27, 2016.
*	Represents less than 0.01%.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2016	15

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Financials	17.2%
Consumer Discretionary	16.2%
Health Care	14.2%
Telecommunication Services	11.2%
Industrials	11.0%
Materials	9.0%
Energy	7.9%
Consumer Staples	6.8%
Utilities	2.1%
Information Technology	0.9%
Other Assets less Liabilities‡	3.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Freeport-McMoRan, Inc., 3.10%, 3/15/20	3.3%
Navient Corp., 8.00%, 3/25/20	3.1%
Nationstar Mortgage LLC, 6.50%, 8/1/18	3.1%
CNH Industrial Capital LLC, 3.38%, 7/15/19	3.0%
DCP Midstream Operating L.P., 2.50%, 12/1/17	3.0%
TransDigm, Inc., 5.50%, 10/15/20	3.0%
Frontier Communications Corp., 8.88%, 9/15/20	3.0%
Centene Corp., 5.63%, 2/15/21	2.9%
T-Mobile USA, Inc., 6.54%, 4/28/20	2.9%
HCA, Inc., 8.00%, 10/1/18	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.38% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	5.40%	7.22%
Fund Market Price Returns	4.50%	5.18%
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index	5.87%	9.09%
BofA Merrill Lynch 1-5 year U.S. High Yield Constrained Index	7.74%	10.84%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Trust Semi-Annual Report December 31, 2016

Performance Summary (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Information Technology	20.1%
Consumer Discretionary	14.7%
Industrials	14.3%
Health Care	11.9%
Real Estate	10.1%
Consumer Staples	8.0%
Energy	7.6%
Financials	6.8%
Utilities	3.0%
Telecommunication Services	2.9%
Materials	1.9%
Other Assets less Liabilities‡	-1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Equity Residential	3.1%
Allegiant Travel Co.	3.0%
Cracker Barrel Old Country Store, Inc.	2.6%
McDonald’s Corp.	2.4%
Camden Property Trust	2.2%
MEDNAX, Inc.	2.1%
C.H. Robinson Worldwide, Inc.	2.0%
Clorox Co. (The)	2.0%
HCA Holdings, Inc.	1.9%
Facebook, Inc., Class A	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Bearish U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Bearish U.S. Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.48% and 0.53%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.47%	1.53%	2.47%
Fund Market Price Returns	2.39%	1.45%	2.31%
WisdomTree Dynamic Bearish U.S. Equity Index	2.09%	1.41%	2.30%
S&P 500® Index	7.82%	11.96%	10.64%
S&P 500® Inverse Daily Index	-7.23%	-11.47%	-10.41%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2016	17

Performance Summary (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Sector Breakdown† as of 12/31/16

Sector	% of Net Assets
Information Technology	19.9%
Consumer Discretionary	14.5%
Industrials	14.0%
Health Care	11.7%
Real Estate	10.0%
Consumer Staples	7.9%
Energy	7.4%
Financials	6.7%
Utilities	3.0%
Telecommunication Services	2.8%
Materials	1.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/16

Description	% of Net Assets
Allegiant Travel Co.	3.0%
Equity Residential	3.0%
Cracker Barrel Old Country Store, Inc.	2.6%
McDonald’s Corp.	2.4%
Camden Property Trust	2.3%
MEDNAX, Inc.	2.1%
C.H. Robinson Worldwide, Inc.	2.1%
Clorox Co. (The)	1.9%
HCA Holdings, Inc.	1.8%
Facebook, Inc., Class A	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Long/Short U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Long/Short U.S. Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.48% and 0.53%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	4.40%	11.72%	11.29%
Fund Market Price Returns	4.46%	11.67%	11.16%
WisdomTree Dynamic Long/Short U.S. Equity Index	4.61%	12.39%	11.99%
S&P 500® Index	7.82%	11.96%	10.64%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Trust Semi-Annual Report December 31, 2016

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch, at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million.

The BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million.

The BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of The BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

The MSCI AC World Small Cap Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets.

The MSCI AC World Small Cap Local Currency Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets, in local currency.

The MSCI Europe, Australasia and Japan (EAFE) Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE SmallCap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE SmallCap Local Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI European Economic and Monetary Union (EMU) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU.

The MSCI EMU Local Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU and calculated in local currency.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

WisdomTree Trust Semi-Annual Report December 31, 2016	19

Description of Indexes (unaudited) (continued)

The S&P 500® Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 by taking a short position in the Index.

The WisdomTree Dynamic Bearish U.S. Equity Index includes long equity positions or long U.S. Treasury positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Dynamic Currency Hedged Europe Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies incorporated in developed Europe and is designed to remove from index performance the impact of the changes in the value of the Euro relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged Japan Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in Japan and is designed to remove from index performance the impact of changes in the value of the Japanese Yen relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Long/Short U.S. Equity Index includes long equity positions and short equity positions. The long equity positions consist of approximately 100 U.S. large-and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Emerging Markets Dividend Index is a dividend weighted index that consists of emerging market dividend-paying common stocks.

The WisdomTree Europe Local Recovery Index is designed to provide exposure to European companies that are most sensitive to economic growth prospects in the Eurozone and that derive more than 50% of their revenue from Europe.

The WisdomTree Fundamental U.S. Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. non-investment-grade corporate bond (“junk bonds”) market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. non-investment-grade corporate bond (“junk bonds”) market that are deemed to have favorable fundamental and income characteristics.

20	WisdomTree Trust Semi-Annual Report December 31, 2016

Description of Indexes (unaudited) (concluded)

The WisdomTree Global Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar.

The WisdomTree Global SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization.

The WisdomTree Strong Dollar Emerging Markets Equity Index measures the performance of emerging market companies that derive more than 15% of their revenue from the United States.

The WisdomTree Strong Dollar U.S. Equity Index measures the performance of U.S. based companies that derive more than 80% of their revenue from the United States.

The WisdomTree Weak Dollar U.S. Equity Index measures the performance of U.S. based companies that derive less than 60% of their revenue from the United States.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust Semi-Annual Report December 31, 2016	21

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 7/1/16 to 12/31/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	WisdomTree Trust Semi-Annual Report December 31, 2016

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Annualized Expense Ratio Based on the Period‡ 7/1/16 to 12/31/16	Expenses Paid During the Period† 7/1/16 to 12/31/16
WisdomTree Dynamic Currency Hedged Europe Equity Fund
Actual	$1,000.00	$1,144.60	0.43%[1]	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
WisdomTree Dynamic Currency Hedged International Equity Fund
Actual	$1,000.00	$1,121.40	0.35%[2]	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%[2]	$1.79
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund
Actual[3]	$1,000.00	$1,037.70	0.10%[3]	$0.16
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.10%[3]	$0.51
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
Actual	$1,000.00	$1,154.90	0.43%[1]	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
WisdomTree Dynamic Currency Hedged Japan Equity Fund
Actual	$1,000.00	$1,186.70	0.43%[1]	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
WisdomTree Emerging Markets Dividend Fund
Actual	$1,000.00	$1,063.70	0.32%	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63
WisdomTree Europe Local Recovery Fund
Actual	$1,000.00	$1,127.00	0.48%[4]	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[4]	$2.45
WisdomTree Global Hedged SmallCap Dividend Fund
Actual	$1,000.00	$1,179.50	0.00%[5]	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	0.00%[5]	$0.00
WisdomTree Global SmallCap Dividend Fund
Actual	$1,000.00	$1,142.60	0.43%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%	$2.19
WisdomTree Strong Dollar Emerging Markets Equity Fund
Actual	$1,000.00	$1,002.90	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	0.58%	$2.96
WisdomTree Strong Dollar U.S. Equity Fund
Actual	$1,000.00	$1,069.10	0.33%	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.33%	$1.68
WisdomTree Weak Dollar U.S. Equity Fund
Actual	$1,000.00	$1,093.70	0.33%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.33%	$1.68
WisdomTree Fundamental U.S. Corporate Bond Fund
Actual	$1,000.00	$980.30	0.18%[6]	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%[6]	$0.92
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund
Actual	$1,000.00	$1,062.20	0.38%[7]	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%[7]	$1.94

WisdomTree Trust Semi-Annual Report December 31, 2016	23

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Annualized Expense Ratio Based on the Period‡ 7/1/16 to 12/31/16	Expenses Paid During the Period† 7/1/16 to 12/31/16
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund
Actual	$1,000.00	$996.10	0.18%[6]	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%[6]	$0.92
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
Actual	$1,000.00	$1,054.00	0.38%[7]	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%[7]	$1.94
WisdomTree Dynamic Bearish U.S. Equity Fund
Actual	$1,000.00	$1,024.70	0.48%[4]	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[4]	$2.45
WisdomTree Dynamic Long/Short U.S. Equity Fund
Actual	$1,000.00	$1,044.00	0.48%[4]	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[4]	$2.45
‡	The annualized expense ratio does not include AFFEs, which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

†	Unless otherwise indicated in the footnotes below, expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).

[1]	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[2]	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[3]	Fund commenced operations on November 3, 2016. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 59/365 (to reflect the period since commencement of operations). WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund, as well as an additional 0.10%, through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[4]	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[5]	WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[6]	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[7]	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

24	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 100.1%
Austria – 1.1%
Andritz AG	153	$7,697
Erste Group Bank AG*	318	9,333
EVN AG	241	2,848
Oesterreichische Post AG*	128	4,305
OMV AG	363	12,849
Telekom Austria AG*	365	2,160
UNIQA Insurance Group AG	718	5,453
Verbund AG	280	4,482
Voestalpine AG	215	8,456

Total Austria		57,583
Belgium – 5.4%
Ackermans & van Haaren N.V.(a)	12	1,672
Ageas	282	11,187
Anheuser-Busch InBev S.A.	1,679	178,067
Bekaert S.A.	100	4,059
bpost S.A.	404	9,588
Cie d’Entreprises CFE	39	4,256
Cofinimmo S.A.	44	5,042
Colruyt S.A.	132	6,544
D’ieteren S.A./N.V.	64	2,835
Elia System Operator S.A./N.V.	79	4,140
Euronav N.V.	597	4,772
Melexis N.V.	40	2,685
Proximus SADP	554	15,987
Solvay S.A.	124	14,563
UCB S.A.	94	6,039
Umicore S.A.	112	6,397
Warehouses De Pauw CVA	30	2,686

Total Belgium		280,519
Finland – 4.8%
Amer Sports Oyj	86	2,293
Cargotec Oyj Class B	48	2,171
Elisa Oyj	235	7,667
Fortum Oyj	2,210	33,963
Huhtamaki Oyj	92	3,423
Kemira Oyj	278	3,557
Kesko Oyj Class B	124	6,210
Kone Oyj Class B	510	22,899
Konecranes Oyj	126	4,489
Metso Oyj	244	6,974
Neste Oyj	294	11,319
Nokia Oyj	9,831	47,574
Nokian Renkaat Oyj	195	7,285
Orion Oyj Class B	168	7,494
Sampo Oyj Class A	940	42,227
Stora Enso Oyj Class R	819	8,820
Tieto Oyj	112	3,062
UPM-Kymmene Oyj	744	18,316
Valmet Oyj	184	2,713
Wartsila Oyj Abp	190	8,553

Total Finland		251,009

France – 26.4%
Accor S.A.	125	$4,671
Aeroports de Paris	47	5,047
Air Liquide S.A.	203	22,621
Airbus Group SE	610	40,431
Alten S.A.	32	2,252
Amundi S.A.(b)	206	10,804
Arkema S.A.	56	5,490
Atos SE	36	3,807
AXA S.A.	2,550	64,510
BNP Paribas S.A.	1,259	80,406
Bollore S.A.	1,170	4,134
Bouygues S.A.	403	14,471
Bureau Veritas S.A.	284	5,515
Capgemini S.A.	51	4,311
Carrefour S.A.	475	11,468
Casino Guichard Perrachon S.A.	143	6,876
Christian Dior SE	103	21,646
Cie de Saint-Gobain	387	18,064
Cie Generale des Etablissements Michelin	128	14,270
Cie Plastic Omnium S.A.	49	1,568
CNP Assurances	940	17,450
Coface S.A.	289	1,890
Credit Agricole S.A.	3,979	49,439
Danone S.A.	369	23,430
Dassault Systemes SE	64	4,887
Edenred	271	5,384
Eiffage S.A.	47	3,284
Electricite de France S.A.	4,010	40,942
Engie S.A.	3,631	46,417
Essilor International S.A.	39	4,416
Euler Hermes Group	94	8,279
Eurazeo S.A.	57	3,342
Eutelsat Communications S.A.	329	6,383
Fonciere Des Regions	75	6,561
Gaztransport Et Technigaz S.A.	59	2,557
Groupe Eurotunnel SE Registered Shares	238	2,268
Havas S.A.	253	2,135
Hermes International	23	9,461
ICADE	76	5,434
Imerys S.A.	64	4,865
JCDecaux S.A.	54	1,591
Kering	76	17,098
Klepierre	270	10,635
L’Oreal S.A.	235	42,980
Legrand S.A.	122	6,942
LVMH Moet Hennessy Louis Vuitton SE	259	49,555
Metropole Television S.A.	188	3,504
Natixis S.A.	5,441	30,760
Nexity S.A.*	84	3,939
Orange S.A.	2,284	34,775
Pernod Ricard S.A.	94	10,207
Publicis Groupe S.A.	122	8,435

Remy Cointreau S.A.	28	2,393

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	25

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2016

Investments	Shares	Value
Renault S.A.	198	$17,649
Rexel S.A.	276	4,552
Rubis SCA	25	2,065
Safran S.A.	200	14,433
Sanofi	1,129	91,573
Schneider Electric SE	480	33,470
SCOR SE	291	10,077
SEB S.A.	28	3,802
Societe BIC S.A.	48	6,539
Societe Generale S.A.	969	47,776
Sodexo S.A.	84	9,675
SPIE S.A.	128	2,702
Suez	511	7,554
Tarkett S.A.	52	1,870
Technip S.A.	127	9,083
Teleperformance	28	2,814
Television Francaise 1(a)	87	867
Thales S.A.	116	11,272
TOTAL S.A.	2,991	153,700
Unibail-Rodamco SE	78	18,655
Valeo S.A.	98	5,645
Veolia Environnement S.A.	426	7,268
Vicat S.A.	45	2,737
Vinci S.A.	387	26,410
Vivendi S.A.	3,920	74,651
Wendel S.A.	24	2,896

Total France		1,383,735
Germany – 26.1%
Aareal Bank AG	84	3,169
adidas AG	114	18,054
Allianz SE Registered Shares	712	117,904
AURELIUS Equity Opportunities SE & Co. KGaA	40	2,347
Aurubis AG	36	2,081
Axel Springer SE	123	5,985
BASF SE	1,203	112,053
Bayer AG Registered Shares	728	76,118
Bayerische Motoren Werke AG	835	78,163
Bechtle AG	20	2,085
Beiersdorf AG	70	5,951
Bertrandt AG	18	1,835
Brenntag AG	89	4,956
Carl Zeiss Meditec AG Bearer Shares	64	2,363
Celesio AG	289	7,832
Commerzbank AG	1,343	10,264
Continental AG	130	25,188
Covestro AG(b)	95	6,531
Daimler AG Registered Shares	1,889	140,904
Deutsche Boerse AG*	164	13,413
Deutsche Lufthansa AG Registered Shares	645	8,347
Deutsche Post AG Registered Shares	1,251	41,214
Deutsche Telekom AG Registered Shares	5,348	92,255
Deutsche Wohnen AG Bearer Shares	248	7,805

DMG MORI AG	60	2,731
Drillisch AG(a)	88	3,796
Duerr AG	35	$2,818
E.ON SE	3,705	26,183
ElringKlinger AG(a)	53	887
Evonik Industries AG	636	19,038
Fielmann AG	64	4,236
Fraport AG Frankfurt Airport Services Worldwide	69	4,088
Freenet AG	275	7,762
Fresenius Medical Care AG & Co. KGaA	99	8,401
Fresenius SE & Co. KGaA	147	11,514
Fuchs Petrolub SE	48	1,871
GEA Group AG	98	3,952
Hamburger Hafen und Logistik AG	151	2,819
Hannover Rueck SE	200	21,686
HeidelbergCement AG	89	8,320
Hella KGaA Hueck & Co.	112	4,234
Henkel AG & Co. KGaA	136	14,198
Hochtief AG	75	10,525
Hugo Boss AG	138	8,461
Infineon Technologies AG	480	8,359
K+S AG Registered Shares	344	8,233
KION Group AG	52	2,899
Krones AG	10	917
LANXESS AG	36	2,367
LEG Immobilien AG*	64	4,982
Linde AG	151	24,862
MAN SE	131	13,034
Merck KGaA	93	9,726
METRO AG	337	11,227
MTU Aero Engines AG	18	2,085
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	253	47,940
NORMA Group SE	8	342
OSRAM Licht AG	76	3,994
ProSiebenSat.1 Media SE	299	11,546
Rheinmetall AG	22	1,483
SAP SE	615	53,716
Siemens AG Registered Shares	1,026	126,398
Software AG	58	2,110
STADA Arzneimittel AG	56	2,905
Suedzucker AG	122	2,920
Symrise AG	53	3,233
Talanx AG*	424	14,208
Telefonica Deutschland Holding AG	5,815	24,963
ThyssenKrupp AG	113	2,698
TUI AG	816	11,460
United Internet AG Registered Shares	109	4,265
Volkswagen AG	24	3,462
Wacker Chemie AG	38	3,962
Wacker Neuson SE	94	1,528

Total Germany		1,366,161

Ireland – 0.7%
C&C Group PLC	338	1,373
CRH PLC	621	21,585
Glanbia PLC	119	1,981

See Notes to Financial Statements.

26	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2016

Investments	Shares	Value
Kerry Group PLC Class A	35	$2,507
Paddy Power Betfair PLC	20	2,141
Smurfit Kappa Group PLC	216	4,965

Total Ireland		34,552
Italy – 10.1%
A2A SpA	2,749	3,566
ACEA SpA	258	3,143
Anima Holding SpA(b)	476	2,591
Assicurazioni Generali SpA	2,716	40,450
Atlantia SpA	1,028	24,136
Azimut Holding SpA	96	1,606
Banca Generali SpA	199	4,756
Banca Mediolanum SpA	1,087	7,831
Banca Popolare di Milano SCARL(a)	8,046	3,041
Banca Popolare di Sondrio SCPA	1,423	4,695
Banco Popolare SC	447	1,081
BPER Banca	881	4,702
Brembo SpA	56	3,396
Davide Campari-Milano SpA	320	3,136
De’ Longhi SpA	142	3,382
DiaSorin SpA	40	2,373
Enel SpA	13,641	60,256
Eni SpA	6,810	111,119
FinecoBank Banca Fineco SpA	854	4,801
Hera SpA	1,635	3,780
Industria Macchine Automatiche SpA	52	3,159
Infrastrutture Wireless Italiane SpA(b)	668	3,102
Intesa Sanpaolo SpA	32,186	82,358
Intesa Sanpaolo SpA RSP	2,099	4,946
Iren SpA	2,290	3,758
Luxottica Group SpA	288	15,523
MARR SpA	116	2,123
Mediobanca SpA	1,345	11,002
Moncler SpA	85	1,482
Parmalat SpA	440	1,375
Poste Italiane SpA(b)	1,880	12,502
Prysmian SpA	200	5,147
Recordati SpA	196	5,565
Salvatore Ferragamo SpA(a)	171	4,045
Saras SpA	3,206	5,816
Snam SpA	5,915	24,419
Societa Cattolica di Assicurazioni SCRL	361	2,121
Societa Iniziative Autostradali e Servizi SpA	331	2,828
Telecom Italia SpA RSP	8,525	6,177
Terna Rete Elettrica Nazionale SpA	2,752	12,632
Unione di Banche Italiane SpA(a)	929	2,559
Unipol Gruppo Finanziario SpA	1,693	6,114
UnipolSai SpA	7,661	16,403

Total Italy		528,997

Netherlands – 6.8%
Aalberts Industries N.V.	74	2,406
ABN AMRO Group N.V. CVA(b)	693	15,386
Aegon N.V.	3,896	21,483
Akzo Nobel N.V.	212	$13,280
Arcadis N.V.	106	1,490
ASM International N.V.	60	2,698
ASML Holding N.V.	173	19,461
BE Semiconductor Industries N.V.	79	2,636
Boskalis Westminster	206	7,168
Flow Traders(b)	104	3,591
Gemalto N.V.	16	927
GrandVision N.V.(b)	73	1,610
Heineken Holding N.V.	181	12,627
Heineken N.V.	304	22,849
ING Groep N.V.	7,336	103,452
Koninklijke Ahold Delhaize N.V.	985	20,810
Koninklijke DSM N.V.	213	12,797
Koninklijke KPN N.V.	3,144	9,332
Koninklijke Philips N.V.	1,068	32,668
Koninklijke Vopak N.V.	104	4,922
NN Group N.V.	574	19,492
Randstad Holding N.V.	215	11,685
Wolters Kluwer N.V.	308	11,182

Total Netherlands		353,952
Portugal – 1.1%
CTT-Correios de Portugal S.A.	207	1,407
EDP—Energias de Portugal S.A.	7,774	23,730
Galp Energia, SGPS, S.A.	999	14,952
Jeronimo Martins, SGPS, S.A.	504	7,836
Navigator Co. S.A. (The)	1,720	5,923
NOS, SGPS S.A.	340	2,022

Total Portugal		55,870
Spain – 15.7%
Abertis Infraestructuras S.A.	1,643	23,040
Acciona S.A.	56	4,130
Acerinox S.A.	380	5,052
ACS Actividades de Construccion y Servicios S.A.	485	15,357
Almirall S.A.	141	2,195
Amadeus IT Group S.A.	261	11,884
Atresmedia Corp. de Medios de Comunicacion S.A.	269	2,948
Banco Bilbao Vizcaya Argentaria S.A.	13,078	88,475
Banco de Sabadell S.A.	7,434	10,374
Banco Santander S.A.	22,523	117,807
Bankia S.A.	22,467	23,010
Bankinter S.A.	781	6,063
Bolsas y Mercados Espanoles SHMSF S.A.	219	6,467
CaixaBank S.A.	12,776	42,313
Cia de Distribucion Integral Logista Holdings S.A.	142	3,295
Distribuidora Internacional de Alimentacion S.A.	674	3,316
Ebro Foods S.A.	220	4,619
EDP Renovaveis S.A.	129	821

Enagas S.A.	390	9,924
Endesa S.A.(a)	1,471	31,225
Ferrovial S.A.	965	17,298
Gas Natural SDG S.A.	1,704	32,190
Grifols S.A.	203	4,042

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	27

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2016

Investments	Shares	Value
Grupo Catalana Occidente S.A.	91	$2,986
Iberdrola S.A.	9,278	61,006
Industria de Diseno Textil S.A.	1,913	65,435
Mapfre S.A.	6,815	20,846
Mediaset Espana Comunicacion S.A.	542	6,374
Obrascon Huarte Lain S.A.(a)	80	278
Prosegur Cia de Seguridad S.A.	640	4,010
Red Electrica Corp. S.A.	651	12,308
Repsol S.A.	3,113	44,064
Sacyr S.A.*	1,948	4,561
Telefonica S.A.	13,967	129,933
Zardoya Otis S.A.	416	3,523

Total Spain		821,169
Switzerland – 0.4%
STMicroelectronics N.V.	1,941	22,110
United Kingdom – 1.5%
CNH Industrial N.V.	1,074	9,362
Unilever N.V. CVA	1,718	70,879

Total United Kingdom		80,241
TOTAL COMMON STOCKS (Cost: $4,793,843)		5,235,898
RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A., expiring 1/12/17* (Cost $1,085)	3,113	1,156
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $17,196)(d)	17,196	17,196
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $4,812,124)		5,254,250
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(0.4)%		(20,723)

NET ASSETS—100.0%		$5,233,527
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(d)	At December 31, 2016, the total market value of the Fund’s securities on loan was $39,540 and the total market value of the collateral held by the Fund was $41,864. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,668. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

RSP	- Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	EUR	612,468	USD	650,896	$4,895
1/3/2017	EUR	803,847	USD	854,296	6,439
1/3/2017	EUR	803,854	USD	854,296	6,431
1/3/2017	EUR	803,858	USD	854,296	6,427
1/3/2017	EUR	803,861	USD	854,296	6,424
1/3/2017	EUR	1,787	USD	1,880	(5)
1/3/2017	USD	22,839	EUR	21,259	(416)
1/3/2017	USD	17,790	EUR	16,987	127
1/3/2017	USD	1,006,862	EUR	954,626	30
1/3/2017	USD	1,047,137	EUR	992,810	30
1/3/2017	USD	926,315	EUR	878,248	17
1/3/2017	USD	1,047,137	EUR	992,782	—
2/2/2017	EUR	822,607	USD	868,935	3
2/2/2017	EUR	855,489	USD	903,692	25
2/2/2017	EUR	756,864	USD	799,422	(65)
2/2/2017	EUR	855,469	USD	903,692	47
					$30,409
CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

28	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Australia – 7.7%
AGL Energy Ltd.	14,652	$234,364
Amcor Ltd.	25,201	272,808
Ansell Ltd.	3,632	64,986
Aristocrat Leisure Ltd.	16,577	186,053
Asaleo Care Ltd.	49,974	53,555
ASX Ltd.	5,448	196,219
Aurizon Holdings Ltd.	55,875	204,318
Australia & New Zealand Banking Group Ltd.	96,859	2,133,525
Bank of Queensland Ltd.	8,577	73,720
Bendigo & Adelaide Bank Ltd.	6,355	58,487
BHP Billiton Ltd.	117,990	2,141,040
Boral Ltd.	29,060	113,839
Brickworks Ltd.	7,209	70,940
Caltex Australia Ltd.	2,044	45,083
carsales.com Ltd.	483	3,970
CIMIC Group Ltd.	5,422	137,177
Cleanaway Waste Management Ltd.	135,787	120,938
Cochlear Ltd.	891	79,066
Commonwealth Bank of Australia	45,613	2,721,868
Computershare Ltd.	15,888	143,346
Cover-More Group Ltd.	92,603	129,414
Crown Resorts Ltd.	17,712	148,516
CSL Ltd.	4,991	362,880
CSR Ltd.	37,473	125,360
Downer EDI Ltd.	34,739	153,191
Fairfax Media Ltd.	163,287	105,230
Fortescue Metals Group Ltd.	59,092	252,024
Genworth Mortgage Insurance Australia Ltd.	25,246	59,778
GrainCorp Ltd. Class A	1,812	12,543
Harvey Norman Holdings Ltd.	41,771	155,466
Healthscope Ltd.	43,360	71,899
Iluka Resources Ltd.	17,967	94,582
Incitec Pivot Ltd.	38,597	100,613
Insurance Australia Group Ltd.	96,055	416,625
IOOF Holdings Ltd.	8,397	55,999
IRESS Ltd.	12,256	105,341
JB Hi-Fi Ltd.	3,882	78,819
Macquarie Group Ltd.	7,922	499,748
Magellan Financial Group Ltd.	5,902	101,584
National Australia Bank Ltd.	85,065	1,889,136
Navitas Ltd.	27,470	99,057
NIB Holdings Ltd.	8,762	30,137
Nine Entertainment Co. Holdings Ltd.(a)	103,927	80,145
Perpetual Ltd.	4,286	151,326
Platinum Asset Management Ltd.	28,833	110,236
Premier Investments Ltd.	12,484	130,533
Primary Health Care Ltd.	33,827	99,936
QBE Insurance Group Ltd.	31,140	280,052
Qube Holdings Ltd.(a)	54,285	95,911
REA Group Ltd.	3,179	127,135
Rio Tinto Ltd.	18,182	788,618
Select Harvests Ltd.(a)	12,256	58,927

Seven West Media Ltd.	52,107	30,373
Slater & Gordon Ltd.*(a)	101,438	16,527
Sonic Healthcare Ltd.	12,710	196,951
Star Entertainment Grp Ltd. (The)	11,689	43,759
Steadfast Group Ltd.	69,721	111,572
Suncorp Group Ltd.	40,408	395,587
Super Retail Group Ltd.	10,667	79,943
Tabcorp Holdings Ltd.	32,239	112,286
Tatts Group Ltd.	41,724	135,351
Technology One Ltd.	27,471	112,388
Telstra Corp., Ltd.	367,586	1,357,462
TPG Telecom Ltd.	11,802	58,283
Treasury Wine Estates Ltd.	9,261	71,619
Wesfarmers Ltd.	27,481	838,543
Westpac Banking Corp.	102,019	2,408,225
Woodside Petroleum Ltd.	23,366	527,206
Woolworths Ltd.	32,346	564,464

Total Australia		23,086,602
Austria – 0.3%
EVN AG	22,653	267,724
OMV AG	11,349	401,725
Voestalpine AG	8,931	351,271

Total Austria		1,020,720
Belgium – 1.5%
Ackermans & van Haaren N.V.(a)	2,043	284,656
Ageas	7,036	279,112
Anheuser-Busch InBev S.A.	27,697	2,937,408
bpost S.A.	6,810	161,614
Colruyt S.A.	4,767	236,341
Elia System Operator S.A./N.V.	4,118	215,805
Euronav N.V.	7,390	59,075
Proximus SADP	12,843	370,623
UCB S.A.	1,568	100,736

Total Belgium		4,645,370
China – 2.9%
Beijing Enterprises Holdings Ltd.	27,000	127,632
China Everbright International Ltd.	95,000	107,705
China Jinmao Holdings Group Ltd.	454,000	122,384
China Mobile Ltd.	355,000	3,763,761
China Overseas Land & Investment Ltd.	148,000	392,279
China Power International Development Ltd.	403,000	146,061
China Resources Power Holdings Co., Ltd.	174,000	276,491
China South City Holdings Ltd.	454,000	94,862
China Unicom Hong Kong Ltd.	278,000	323,783
CITIC Ltd.	512,000	733,018
CNOOC Ltd.	1,304,000	1,631,440
Fosun International Ltd.	113,500	160,739
Guotai Junan International Holdings Ltd.	228,000	70,284
Lenovo Group Ltd.	526,000	318,864
Shanghai Industrial Holdings Ltd.	68,000	184,183
Shenzhen Investment Ltd.	332,000	133,174

Total China		8,586,660

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	29

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Investments	Shares	Value

Denmark – 1.0%
AP Moller – Maersk A/S Class B	167	$266,980
Coloplast A/S Class B	3,632	245,395
Danske Bank A/S	16,353	496,885
DSV A/S	1,363	60,749
GN Store Nord A/S	3,177	65,933
Novo Nordisk A/S Class B	21,001	758,765
Novozymes A/S Class B	2,270	78,409
Pandora A/S	1,586	207,880
Rockwool International A/S Class B	454	80,244
Royal Unibrew A/S	5,249	202,974
SimCorp A/S	2,200	107,417
Sydbank A/S	2,497	77,642
Tryg A/S	8,853	160,369
Vestas Wind Systems A/S	2,270	147,801

Total Denmark		2,957,443
Finland – 1.4%
Elisa Oyj	6,583	214,760
F-Secure Oyj	24,896	91,382
Fortum Oyj	32,469	498,974
Kesko Oyj Class B	4,285	214,591
Kone Oyj Class B	12,256	550,303
Metso Oyj	6,582	188,138
Neste Oyj	4,993	192,222
Nokia Oyj	161,337	780,741
Nokian Renkaat Oyj	4,539	169,574
Orion Oyj Class B	4,540	202,508
Sampo Oyj Class A	13,311	597,954
Tieto Oyj	5,674	155,122
UPM-Kymmene Oyj	18,846	463,948

Total Finland		4,320,217
France – 11.4%
Accor S.A.	3,434	128,328
Aeroports de Paris	1,590	170,724
Air Liquide S.A.	3,738	416,542
Airbus Group SE	12,073	800,204
Alten S.A.	2,043	143,772
Arkema S.A.	1,362	133,515
AXA S.A.	65,856	1,666,037
BioMerieux	323	48,343
BNP Paribas S.A.	29,864	1,907,268
Bouygues S.A.	9,305	334,133
Bureau Veritas S.A.	9,204	178,723
Capgemini S.A.	1,816	153,521
Casino Guichard Perrachon S.A.	3,631	174,600
Christian Dior SE	2,960	622,070
Cie de Saint-Gobain	10,441	487,365
CNP Assurances	19,754	366,705
Credit Agricole S.A.	75,021	932,132
Danone S.A.	9,894	628,229
Dassault Systemes SE	1,590	121,402
Edenred	8,170	162,307
Electricite de France S.A.(a)	96,541	985,682

Elior Group(b)	4,312	98,784
Engie S.A.	77,900	995,840
Essilor International S.A.	1,817	205,734
Eutelsat Communications S.A.	11,513	223,377
Gaztransport Et Technigaz S.A.	1,362	59,036
Havas S.A.	23,340	196,943
Hermes International	854	351,295
Iliad S.A.	227	43,732
Imerys S.A.	3,868	294,029
Ingenico Group S.A.	454	36,331
Ipsen S.A.	2,043	148,038
Kering	2,291	515,425
Klepierre	6,898	271,710
L’Oreal S.A.	6,207	1,135,221
Legrand S.A.	5,124	291,575
LVMH Moet Hennessy Louis Vuitton SE	7,228	1,382,945
Metropole Television S.A.	14,793	275,704
Natixis S.A.	126,716	716,384
Neopost S.A.	2,725	85,421
Nexity S.A.*	2,097	98,337
Orange S.A.	59,003	898,339
Pernod Ricard S.A.	2,498	271,249
Publicis Groupe S.A.	2,271	157,014
Rallye S.A.	1,783	34,641
Remy Cointreau S.A.	1,388	118,613
Renault S.A.	4,985	444,348
Rexel S.A.	4,180	68,932
Rubis SCA	561	46,349
Safran S.A.	6,360	458,976
Sanofi	29,793	2,416,518
Schneider Electric SE	13,430	936,467
Societe BIC S.A.	1,997	272,033
Societe Generale S.A.	25,830	1,273,530
Sodexo S.A.	2,043	235,310
Suez	5,391	79,691
Technip S.A.	1,165	83,324
Teleperformance	1,363	137,006
Television Francaise 1(a)	8,399	83,725
Thales S.A.	3,179	308,916
TOTAL S.A.	82,182	4,223,121
Unibail-Rodamco SE	1,362	325,742
Valeo S.A.	3,450	198,720
Veolia Environnement S.A.	15,209	259,474
Vicat S.A.	2,249	136,777
Vinci S.A.	13,056	890,972
Vivendi S.A.	95,428	1,817,284

Total France		34,164,534
Germany – 7.9%
adidas AG	1,817	287,760
Allianz SE Registered Shares	12,454	2,062,329
AURELIUS Equity Opportunities SE & Co. KGaA	1,363	79,961
Axel Springer SE	3,404	165,624
BASF SE	20,976	1,953,809

See Notes to Financial Statements.

30	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Investments	Shares	Value

Bayer AG Registered Shares	11,646	$1,217,675
Bayerische Motoren Werke AG	9,445	884,138
Bechtle AG	1,363	142,066
Beiersdorf AG	2,755	234,210
Bertrandt AG	682	69,546
Brenntag AG	2,725	151,757
Carl Zeiss Meditec AG Bearer Shares	4,313	159,220
Celesio AG	14,679	397,827
Comdirect Bank AG	1,915	19,455
Commerzbank AG	33,121	253,134
Continental AG	1,989	385,384
CTS Eventim AG & Co. KGaA	4,085	129,044
Daimler AG Registered Shares	31,257	2,331,519
Deutsche Boerse AG*	3,406	278,561
Deutsche Post AG Registered Shares	23,613	777,933
Deutsche Telekom AG Registered Shares	95,832	1,653,144
Deutsche Wohnen AG Bearer Shares	7,036	221,449
DMG MORI AG	3,177	144,627
Drillisch AG(a)	456	19,669
Duerr AG	1,362	109,682
E.ON SE	42,679	301,605
Evonik Industries AG	9,305	278,534
Fielmann AG	2,725	180,356
Fraport AG Frankfurt Airport Services Worldwide	2,270	134,487
Freenet AG	1,591	44,906
GEA Group AG	4,539	183,026
Gerresheimer AG	682	50,800
Hamburger Hafen und Logistik AG	2,933	54,756
Hannover Rueck SE	3,177	344,477
Henkel AG & Co. KGaA	3,404	355,375
Hochtief AG	1,150	161,385
Hugo Boss AG	2,206	135,256
Infineon Technologies AG	16,350	284,718
K+S AG Registered Shares(a)	4,312	103,196
Krones AG	1,363	124,929
KUKA AG(a)	908	84,805
LEG Immobilien AG*	1,816	141,358
Linde AG	2,530	416,556
MAN SE	2,725	271,123
Merck KGaA	2,902	303,487
METRO AG	7,490	249,524
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	2,411	458,503
OSRAM Licht AG	2,270	119,295
ProSiebenSat.1 Media SE	6,128	236,629
RHOEN-KLINIKUM AG	5,221	141,306
SAP SE	12,939	1,130,142
Siemens AG Registered Shares	16,291	2,006,966
Software AG	3,179	115,630
Suedzucker AG	6,129	146,681
Talanx AG	7,717	258,592
Telefonica Deutschland Holding AG	61,805	265,318
Volkswagen AG	2,061	297,273

Wacker Chemie AG	1,136	118,442
Wirecard AG(a)	1,135	48,951

Total Germany		23,677,910
Hong Kong – 2.7%
AIA Group Ltd.	115,400	651,187
Bank of East Asia Ltd. (The)(a)	90,800	347,828
BOC Hong Kong Holdings Ltd.	295,000	1,055,861
CLP Holdings Ltd.	87,500	804,109
Dah Sing Banking Group Ltd.	90,800	167,004
Hang Seng Bank Ltd.	45,500	846,836
Hong Kong & China Gas Co., Ltd.	246,300	436,489
Hong Kong Exchanges & Clearing Ltd.	22,400	529,292
MTR Corp., Ltd.	114,000	554,330
New World Development Co., Ltd.	294,000	310,945
Power Assets Holdings Ltd.	74,500	656,775
Sino Land Co., Ltd.	448,000	671,438
Sun Hung Kai Properties Ltd.	46,000	581,441
Techtronic Industries Co., Ltd.	13,000	46,613
Wharf Holdings Ltd. (The)	73,000	485,370

Total Hong Kong		8,145,518
Ireland – 0.2%
CRH PLC	10,167	353,398
Grafton Group PLC	153	1,040
Greencore Group PLC	18,820	57,323
Paddy Power Betfair PLC	1,814	194,201
Smurfit Kappa Group PLC	5,312	122,114

Total Ireland		728,076
Israel – 0.6%
Bank Hapoalim BM	23,532	140,080
Delek Automotive Systems Ltd.	23,283	205,749
First International Bank of Israel Ltd.	4,767	69,982
Frutarom Industries Ltd.	1,135	58,126
Harel Insurance Investments & Financial Services Ltd.	32,237	148,258
Israel Chemicals Ltd.	67,683	277,861
Mizrahi Tefahot Bank Ltd.	8,933	130,793
Nice Ltd.	909	62,023
Teva Pharmaceutical Industries Ltd.	16,275	584,837

Total Israel		1,677,709
Italy – 3.0%
A2A SpA	113,318	147,012
ACEA SpA	10,937	133,239
Anima Holding SpA(b)	24,866	135,333
Ansaldo STS SpA	23,130	288,853
Ascopiave SpA	26,790	76,971
Assicurazioni Generali SpA	41,001	610,631
Atlantia SpA	18,165	426,491
Banca Mediolanum SpA	21,796	157,017
Banca Popolare di Milano SCARL	1,620	612
Banco Popolare SC	37,370	90,342
BPER Banca	16,999	90,724
Cementir Holding SpA	6,377	28,263

Credito Valtellinese SC	82,570	32,441

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	31

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Investments	Shares	Value
Davide Campari-Milano SpA	1,180	$11,562
De’ Longhi SpA	1,816	43,250
DiaSorin SpA	2,497	148,146
Enel SpA	205,290	906,826
Eni SpA	124,332	2,028,723
ERG SpA	424	4,562
FinecoBank Banca Fineco SpA	14,309	80,443
Hera SpA	55,421	128,134
Intesa Sanpaolo SpA	486,647	1,245,244
Iren SpA	104,009	170,699
Luxottica Group SpA	5,276	284,364
Parmalat SpA	97,576	304,844
Poste Italiane SpA(b)	18,646	124,000
Recordati SpA	6,393	181,522
Snam SpA	111,503	460,317
Telecom Italia SpA RSP	88,846	64,379
Terna Rete Elettrica Nazionale SpA	94,449	433,547
Unione di Banche Italiane SpA(a)	42,014	115,749

Total Italy		8,954,240
Japan – 17.3%
AIT Corp.	15,500	144,986
Alpen Co., Ltd.(a)	4,400	79,108
Amada Holdings Co., Ltd.	45,200	505,732
Astellas Pharma, Inc.	50,600	704,326
Bank of Kyoto Ltd. (The)	26,000	193,493
Benesse Holdings, Inc.	5,300	146,320
Bridgestone Corp.	14,800	534,721
Canon, Inc.(a)	49,900	1,409,701
Chiba Bank Ltd. (The)	34,000	209,011
Dai-ichi Life Holdings, Inc.	22,700	378,739
Daicel Corp.	22,700	251,065
Daido Steel Co., Ltd.	40,000	165,988
Daiwa House Industry Co., Ltd.	6,200	169,891
Daiwa Securities Group, Inc.	69,000	426,122
Eagle Industry Co., Ltd.	12,900	171,764
FANUC Corp.	3,400	577,622
Fast Retailing Co., Ltd.	1,200	430,368
Fuji Heavy Industries Ltd.	22,400	916,473
Fujitsu Ltd.	43,000	239,452
Fukuoka Financial Group, Inc.	32,000	142,393
Gfoot Co., Ltd.	12,900	89,034
Goldcrest Co., Ltd.	1,700	30,652
Gunma Bank Ltd. (The)	50,200	275,458
Hachijuni Bank Ltd. (The)	51,900	301,695
Hiday Hidaka Corp.	3,000	71,737
Hitachi Chemical Co., Ltd.	22,700	568,887
Hitachi Ltd.	141,000	764,024
Hitachi Metals Ltd.	21,100	286,555
Hokuhoku Financial Group, Inc.	21,300	368,347
Honda Motor Co., Ltd.	43,600	1,276,581
Hulic Co., Ltd.	22,700	202,215
Idemitsu Kosan Co., Ltd.	8,000	212,972

Iida Group Holdings Co., Ltd.	7,400	140,659
Isetan Mitsukoshi Holdings Ltd.	28,700	310,044
Isuzu Motors Ltd.	28,800	365,695
ITOCHU Corp.	45,500	605,444
Iyo Bank Ltd. (The)	22,900	158,249
J. Front Retailing Co., Ltd.	23,900	322,738
Japan Airlines Co., Ltd.	7,700	225,451
Japan Asia Group Ltd.	24,600	91,326
Japan Aviation Electronics Industry Ltd.(a)	6,000	84,674
Japan Post Holdings Co., Ltd.	58,400	730,532
Japan Post Insurance Co., Ltd.	18,500	397,012
Japan Tobacco, Inc.	27,100	893,149
JSR Corp.	22,700	358,692
Kappa Create Co., Ltd.	6,200	69,477
Kawasaki Heavy Industries Ltd.	131,000	412,200
KDDI Corp.	39,400	999,737
Keihanshin Building Co., Ltd.	17,700	92,723
Keiyo Co., Ltd.(a)	113,100	543,027
KFC Holdings Japan Ltd.	7,700	126,424
Komatsu Ltd.	40,800	926,120
Kuraray Co., Ltd.	22,800	343,266
Mazda Motor Corp.	15,200	249,174
McDonald’s Holdings Co., Japan Ltd.(a)	7,400	194,144
Minebea Co., Ltd.	34,600	325,131
Mitsubishi Chemical Holdings Corp.	67,900	441,276
Mitsubishi Corp.	45,400	969,229
Mitsubishi Heavy Industries Ltd.	147,000	671,258
Mitsubishi Materials Corp.	8,900	273,940
Mitsubishi Motors Corp.	42,600	243,251
Mitsubishi Tanabe Pharma Corp.	7,300	143,515
Mitsubishi UFJ Financial Group, Inc.	283,000	1,747,474
Mitsui & Co., Ltd.	68,200	939,661
Mitsui Mining & Smelting Co., Ltd.	183,000	464,423
Mizuho Financial Group, Inc.	703,600	1,265,617
Modec, Inc.	3,300	52,852
MOS Food Services, Inc.	4,500	135,422
MS&AD Insurance Group Holdings, Inc.	17,600	546,855
Murata Manufacturing Co., Ltd.	1,800	241,523
Nachi-Fujikoshi Corp.	68,000	295,589
Nagaileben Co., Ltd.	3,100	67,802
Nakanishi, Inc.	2,300	89,133
NGK Spark Plug Co., Ltd.	17,600	392,033
Nippon Telegraph & Telephone Corp.	37,100	1,562,440
Nissan Motor Co., Ltd.	113,800	1,146,928
NOK Corp.	9,400	190,684
Nomura Real Estate Holdings, Inc.	22,500	383,504
NTN Corp.	87,000	352,819
NTT DOCOMO, Inc.	73,000	1,666,730
Oji Holdings Corp.	45,000	183,650
Panasonic Corp.	53,100	541,539
Raysum Co., Ltd.(a)	10,100	67,457
Resona Holdings, Inc.	90,400	464,653
SAMTY Co., Ltd.	14,300	139,156
Sega Sammy Holdings, Inc.	22,800	339,943

Seiko Epson Corp.	22,600	479,573
Seiko Holdings Corp.	11,000	39,045

See Notes to Financial Statements.

32	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Investments	Shares	Value
Sekisui House Ltd.	24,100	$401,994
Shin-Etsu Chemical Co., Ltd.	13,000	1,010,597
SoftBank Group Corp.	5,800	386,136
Sojitz Corp.	113,500	276,366
Sompo Holdings, Inc.	13,800	468,539
Sony Financial Holdings, Inc.	22,100	345,612
Sparx Group Co., Ltd.(a)	41,700	81,158
Sumco Corp.	13,700	177,365
Sumitomo Metal Mining Co., Ltd.	35,000	452,223
Sumitomo Mitsui Financial Group, Inc.	37,800	1,445,432
Sumitomo Mitsui Trust Holdings, Inc.	14,100	505,683
Sumitomo Rubber Industries Ltd.	17,500	278,476
Suzuki Motor Corp.	9,100	320,979
T&D Holdings, Inc.	22,800	302,117
Tabuchi Electric Co., Ltd.	47,200	161,063
Takeda Pharmaceutical Co., Ltd.	16,600	688,138
Tokai Tokyo Financial Holdings, Inc.	64,500	343,970
Tokio Marine Holdings, Inc.	19,600	805,947
Tokyo Electron Ltd.	2,200	208,334
Tokyu Fudosan Holdings Corp.	19,700	116,543
Toyo Tire & Rubber Co., Ltd.	14,900	185,875
Toyota Motor Corp.	75,474	4,450,724
Unizo Holdings Co., Ltd.	2,400	63,480
Yahoo Japan Corp.	113,600	437,316
Yamaha Corp.	9,900	303,022
Yokohama Rubber Co., Ltd. (The)	6,600	118,606

Total Japan		52,085,189
Netherlands – 2.0%
Aalberts Industries N.V.	1,590	51,687
Aegon N.V.	44,392	244,788
Akzo Nobel N.V.	3,428	214,735
Arcadis N.V.	3,567	50,151
ASM International N.V.	3,632	163,328
BE Semiconductor Industries N.V.	2,516	83,965
BinckBank N.V.	2,532	14,683
Brunel International N.V.	5,902	95,805
Corbion N.V.	3,177	85,214
Euronext N.V.(b)	1,752	72,448
Gemalto N.V.	909	52,655
Heineken N.V.	7,202	541,313
IMCD Group N.V.	2,043	87,250
ING Groep N.V.	114,670	1,617,077
Koninklijke Ahold Delhaize N.V.	30,369	641,595
Koninklijke DSM N.V.	3,026	181,798
Koninklijke KPN N.V.	59,499	176,597
Koninklijke Philips N.V.	16,913	517,331
Koninklijke Vopak N.V.	1,362	64,466
NN Group N.V.	11,628	394,860
Randstad Holding N.V.	2,272	123,486
Steinhoff International Holdings N.V.	39,675	205,219

Wessanen	6,013	84,415
Wolters Kluwer N.V.	6,178	224,289

Total Netherlands		5,989,155
New Zealand – 0.5%
Contact Energy Ltd.	66,007	214,484
EBOS Group Ltd.	8,098	94,301
Freightways Ltd.	34,204	160,991
Genesis Energy Ltd.	115,589	169,260
Kiwi Property Group Ltd.	125,117	120,833
Mainfreight Ltd.	5,448	78,675
Mercury NZ Ltd.	55,231	113,997
Metlifecare Ltd.	37,917	146,739
Port of Tauranga Ltd.(a)	68,097	182,814
Trustpower Ltd.	33,445	110,543
Z Energy Ltd.	21,190	107,272

Total New Zealand		1,499,909
Norway – 1.6%
Atea ASA*	950	8,774
Austevoll Seafood ASA	21,342	207,650
DNB ASA	24,521	365,777
Entra ASA(b)	10,643	106,026
Gjensidige Forsikring ASA	14,525	231,180
Kongsberg Gruppen ASA	6,586	95,259
Leroy Seafood Group ASA	3,631	202,943
Marine Harvest ASA*	14,298	258,629
Norsk Hydro ASA	54,476	261,377
Orkla ASA	31,558	286,701
Salmar ASA	4,228	126,776
SpareBank 1 SR-Bank ASA	19,017	134,215
Statoil ASA	91,985	1,692,720
Telenor ASA	32,101	481,084
TGS Nopec Geophysical Co. ASA	1,818	40,488
Weifa ASA	10,142	30,045
Yara International ASA	3,340	131,928

Total Norway		4,661,572
Portugal – 0.3%
CTT-Correios de Portugal S.A.	9,532	64,797
EDP – Energias de Portugal S.A.	130,543	398,475
Galp Energia, SGPS, S.A.	18,166	271,889
Jeronimo Martins, SGPS, S.A.	10,668	165,856
Pharol, SGPS, S.A.	142,685	31,153
REN – Redes Energeticas Nacionais, SGPS, S.A.	40,873	116,313

Total Portugal		1,048,483
Singapore – 1.8%
Asian Pay Television Trust	95,400	24,763
CapitaLand Ltd.	159,100	332,583
City Developments Ltd.	22,500	128,954
ComfortDelGro Corp., Ltd.	68,100	116,430
CWT Ltd.	68,100	90,976
DBS Group Holdings Ltd.	45,400	544,913
Frasers Centrepoint Ltd.	182,000	198,415
Hutchison Port Holdings Trust	794,400	345,564

Keppel Corp., Ltd.	45,500	182,353
M1 Ltd.(a)	45,400	61,593
Olam International Ltd.	90,800	123,815
Oversea-Chinese Banking Corp., Ltd.	59,200	365,518

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	33

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Investments	Shares	Value
Pacc Offshore Services Holdings Ltd.	271,200	$60,071
RHT Health Trust	192,400	121,857
Sembcorp Industries Ltd.	68,100	134,343
Sembcorp Marine Ltd.(a)	179,500	171,461
SIA Engineering Co., Ltd.	90,800	211,806
Singapore Airlines Ltd.	33,700	225,569
Singapore Exchange Ltd.	13,400	66,411
Singapore Technologies Engineering Ltd.	89,500	200,100
Singapore Telecommunications Ltd.	345,600	873,150
StarHub Ltd.	22,700	44,152
United Engineers Ltd.	45,500	80,626
United Overseas Bank Ltd.	46,128	651,354

Total Singapore		5,356,777
Spain – 4.5%
Abertis Infraestructuras S.A.	12,735	178,582
Amadeus IT Group S.A.	6,699	305,029
Atresmedia Corp. de Medios de Comunicacion S.A.	8,624	94,509
Banco Bilbao Vizcaya Argentaria S.A.	215,291	1,456,479
Banco Santander S.A.	371,411	1,942,667
Bankia S.A.	455,720	466,731
Bankinter S.A.	14,751	114,511
CaixaBank S.A.	228,149	755,610
Cia de Distribucion Integral Logista Holdings S.A.	5,902	136,953
Distribuidora Internacional de Alimentacion S.A.	15,896	78,215
Duro Felguera S.A.*(a)	76,092	89,889
Ebro Foods S.A.	7,116	149,399
Enagas S.A.	7,264	184,839
Endesa S.A.(a)	21,154	449,033
Ferrovial S.A.	20,768	372,276
Gas Natural SDG S.A.	26,563	501,790
Grifols S.A.	4,993	99,429
Grupo Catalana Occidente S.A.	4,312	141,491
Iberdrola S.A.	85,926	564,990
Industria de Diseno Textil S.A.	38,307	1,310,312
Mapfre S.A.	92,421	282,695
Mediaset Espana Comunicacion S.A.	10,441	122,791
Obrascon Huarte Lain S.A.(a)	42,470	147,600
Red Electrica Corp. S.A.	10,900	206,080
Repsol S.A.	52,471	742,714
Sacyr S.A.*(a)	91,413	214,048
Tecnicas Reunidas S.A.	1,589	65,305
Telefonica S.A.	207,343	1,928,890
Viscofan S.A.	2,497	123,389
Zardoya Otis S.A.	25,943	219,728

Total Spain		13,445,974
Sweden – 3.5%
AAK AB	2,497	164,779
AF AB Class B	6,582	120,995

Assa Abloy AB Class B	9,226	171,732
Atlas Copco AB Class A	19,982	610,374
Atrium Ljungberg AB Class B	13,587	212,825
Avanza Bank Holding AB	2,043	82,983
Axfood AB	8,399	132,393
Betsson AB*	850	8,224
Clas Ohlson AB Class B	437	6,446
Com Hem Holding AB	8,624	82,494
Electrolux AB Series B	4,539	113,068
Fabege AB	11,576	189,735
Hennes & Mauritz AB Class B	24,092	672,007
Hexpol AB	8,397	77,966
Husqvarna AB Class B	8,076	62,984
ICA Gruppen AB(a)	6,743	206,270
Indutrade AB	8,856	178,395
Investment AB Latour Class B	497	18,721
Kinnevik AB Class B	6,047	145,307
Lifco AB Class B	2,213	56,807
Loomis AB Class B	2,498	74,545
NetEnt AB*	9,540	73,824
Nordea Bank AB	138,405	1,543,318
Sandvik AB	39,954	495,654
Securitas AB Class B	9,987	157,644
Skandinaviska Enskilda Banken AB Class A	79,572	836,922
Skanska AB Class B	11,122	263,340
Svenska Cellulosa AB SCA Class B	10,895	308,575
Svenska Handelsbanken AB Class A	32,692	455,585
Swedbank AB Class A	30,656	743,403
Swedish Match AB	5,211	166,232
Tele2 AB Class B	12,088	97,201
Telefonaktiebolaget LM Ericsson Class B	83,337	490,779
Telia Co. AB	136,476	551,487
Thule Group AB(b)	5,675	89,017
Trelleborg AB Class B	14,342	283,064
Volvo AB Class B	32,239	377,587
Wallenstam AB Class B	23,386	182,514

Total Sweden		10,505,196
Switzerland – 7.6%
ABB Ltd. Registered Shares*	34,734	734,084
Actelion Ltd. Registered Shares*	909	197,210
Adecco Group AG Registered Shares	1,267	83,087
Baloise Holding AG Registered Shares	1,135	143,278
Cie Financiere Richemont S.A. Registered Shares	6,355	421,749
Clariant AG Registered Shares*	2,952	51,032
Coca-Cola HBC AG*	7,264	158,871
Credit Suisse Group AG Registered Shares*	43,469	624,865
DKSH Holding AG	2,270	156,232
EMS-Chemie Holding AG Registered Shares	455	231,675
GAM Holding AG*	4,274	49,622
Geberit AG Registered Shares	682	273,914
Givaudan S.A. Registered Shares	227	416,768
Julius Baer Group Ltd.*	3,406	151,575

Kuehne + Nagel International AG Registered Shares	4,766	631,184
LafargeHolcim Ltd. Registered Shares*	9,078	479,200
Logitech International S.A. Registered Shares	5,674	141,801
Lonza Group AG Registered Shares*	1,047	181,617
Nestle S.A. Registered Shares	56,493	4,060,426

See Notes to Financial Statements.

34	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Investments	Shares	Value
Novartis AG Registered Shares	46,365	$3,380,377
OC Oerlikon Corp. AG Registered Shares*	916	9,013
Partners Group Holding AG	112	52,592
Roche Holding AG Genusschein	14,503	3,319,130
SGS S.A. Registered Shares	227	462,778
Sonova Holding AG Registered Shares	1,136	137,927
STMicroelectronics N.V.	42,570	484,928
Straumann Holding AG Registered Shares	455	177,953
Sulzer AG Registered Shares	1,362	140,709
Swiss Life Holding AG Registered Shares*	681	193,107
Swiss Re AG	9,028	857,187
Swisscom AG Registered Shares	1,396	626,473
Syngenta AG Registered Shares	1,776	703,340
UBS Group AG Registered Shares	99,567	1,562,546
Vontobel Holding AG Registered Shares	1,592	83,723
Zurich Insurance Group AG*	4,762	1,313,784

Total Switzerland		22,693,757
United Arab Emirates – 0.0%
Gulf Marine Services PLC	65,919	39,912
United Kingdom – 20.1%
Abcam PLC	1,885	17,865
Aberdeen Asset Management PLC	40,409	128,473
Admiral Group PLC	5,674	128,092
Aggreko PLC	7,036	79,811
Amec Foster Wheeler PLC	24,307	141,164
Ashmore Group PLC	20,908	73,035
AstraZeneca PLC	35,773	1,961,503
Aviva PLC	58,599	352,192
Babcock International Group PLC	9,306	109,585
BAE Systems PLC	100,370	733,591
Barclays PLC	287,810	794,660
BBA Aviation PLC	36,327	127,166
Bellway PLC	3,179	97,260
Berkeley Group Holdings PLC	5,447	188,995
BHP Billiton PLC	70,708	1,141,493
Big Yellow Group PLC	14,752	124,955
Bodycote PLC	11,122	88,504
Booker Group PLC	45,856	99,442
BP PLC	809,792	5,099,155
Brewin Dolphin Holdings PLC	17,030	64,203
British American Tobacco PLC	44,961	2,567,522
British Land Co. PLC (The)	23,385	181,898
Britvic PLC	5,447	38,162
BT Group PLC	133,103	603,436
Carnival PLC	3,631	185,074
Centrica PLC	127,355	368,394
Close Brothers Group PLC	2,950	52,673

CNH Industrial N.V.	24,066	209,796
Compass Group PLC	30,465	565,037
Countrywide PLC	20,773	45,240
Cranswick PLC	3,405	98,579
Croda International PLC	2,423	95,688
Debenhams PLC	35,319	25,007
Dechra Pharmaceuticals PLC	9,987	165,979
Derwent London PLC	2,725	93,337
Diageo PLC	48,202	1,256,732
Direct Line Insurance Group PLC	30,195	137,825
Domino’s Pizza Group PLC	22,480	100,221
Drax Group PLC	4,086	19,080
DS Smith PLC	25,202	127,086
Dunelm Group PLC	12,711	126,358
easyJet PLC	14,961	185,790
Electrocomponents PLC	28,699	169,047
Essentra PLC	144	820
esure Group PLC	26,789	66,700
Foxtons Group PLC	20,888	26,326
GAME Digital PLC(a)	31,687	23,101
Genus PLC	412	9,143
GlaxoSmithKline PLC	178,664	3,448,366
Greggs PLC	4,766	57,124
Halfords Group PLC	17,030	76,913
Halma PLC	14,755	163,632
Hammerson PLC	22,024	155,936
Hargreaves Lansdown PLC	8,342	125,033
Hays PLC	56,784	104,686
Hikma Pharmaceuticals PLC	2,497	58,407
HomeServe PLC	31,104	238,289
Howden Joinery Group PLC	15,896	75,386
HSBC Holdings PLC	768,600	6,238,712
IG Group Holdings PLC	11,121	67,898
IMI PLC	9,986	128,328
Imperial Brands PLC	30,282	1,325,530
Inchcape PLC	11,121	96,466
Informa PLC	26,962	226,546
Inmarsat PLC	4,994	46,374
International Consolidated Airlines Group S.A.	31,005	167,731
Intertek Group PLC	3,404	146,416
Intu Properties PLC(a)	47,446	164,917
ITV PLC	123,909	316,015
J Sainsbury PLC	48,154	148,337
Jardine Lloyd Thompson Group PLC	10,214	124,253
John Wood Group PLC	6,356	68,799
Johnson Matthey PLC	2,952	116,068
Jupiter Fund Management PLC	22,931	125,693
Kingfisher PLC	46,764	202,417
Ladbrokes Coral Group PLC	64,729	92,780
Land Securities Group PLC	15,209	200,333
Legal & General Group PLC	138,296	423,112
Lloyds Banking Group PLC	1,119,990	865,085
London Stock Exchange Group PLC	1,363	49,077
Low & Bonar PLC	35,542	28,766

LSL Property Services PLC	13,223	37,661
Marks & Spencer Group PLC	36,724	158,823
Mediclinic International PLC	3,406	32,448
Meggitt PLC	19,982	113,232
Melrose Industries PLC	4,539	11,091
Micro Focus International PLC	3,632	97,791

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	35

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Investments	Shares	Value
Mondi PLC	7,491	$154,209
Moneysupermarket.com Group PLC	25,883	94,060
N Brown Group PLC	22,617	62,181
National Grid PLC	107,440	1,263,327
Next PLC	4,315	265,685
Old Mutual PLC	137,829	353,049
Pagegroup PLC	21,797	105,175
Pearson PLC	24,520	247,990
Pennon Group PLC	11,121	113,644
Persimmon PLC	9,079	199,240
Prudential PLC	21,339	429,131
PZ Cussons PLC	15,888	65,630
QinetiQ Group PLC	26,335	85,517
Reckitt Benckiser Group PLC	11,185	951,696
Redde PLC	30,196	61,005
RELX N.V.	18,846	317,846
RELX PLC	24,523	439,074
Renishaw PLC	2,270	70,908
Restaurant Group PLC (The)	12,712	50,971
Rightmove PLC	2,043	98,529
Rio Tinto PLC	42,539	1,660,212
Rolls-Royce Holdings PLC*	31,887	263,200
Rotork PLC	28,832	85,931
Royal Dutch Shell PLC Class A	177,986	4,931,892
Royal Dutch Shell PLC Class B	111,083	3,231,092
Royal Mail PLC	29,741	169,819
Saga PLC	35,873	86,481
Sage Group PLC (The)	21,796	176,406
Savills PLC	9,760	84,480
Schroders PLC	5,448	201,820
Segro PLC	37,235	210,769
Severn Trent PLC	7,944	218,112
Sky PLC	41,316	505,926
Smith & Nephew PLC	13,165	198,624
Smiths Group PLC	10,894	190,610
Spirax-Sarco Engineering PLC	3,179	164,353
SSE PLC	34,287	657,955
St. James’s Place PLC	10,990	137,699
Stagecoach Group PLC	34,053	90,972
Standard Life PLC	49,510	227,578
TalkTalk Telecom Group PLC(a)	26,220	54,819
Tate & Lyle PLC	17,485	152,858
Taylor Wimpey PLC	81,822	155,194
Ted Baker PLC	2,043	71,038
Telecom Plus PLC	5,221	75,868
TP ICAP PLC	16,350	87,539
Trinity Mirror PLC	44,407	58,164
U & I Group PLC	22,622	47,520

Unilever N.V. CVA	33,012	1,361,961
Unilever PLC	19,351	787,271
United Utilities Group PLC	18,846	209,816
Vedanta Resources PLC	19,558	212,547
Victrex PLC	4,539	108,302
Vodafone Group PLC	919,707	2,271,166
Weir Group PLC (The)	5,901	137,811
WH Smith PLC	5,220	100,492
Whitbread PLC	2,271	105,961
William Hill PLC	14,526	52,088
WS Atkins PLC	5,675	102,240

Total United Kingdom		60,495,119
TOTAL COMMON STOCKS (Cost: $294,650,625)		299,786,042
RIGHTS – 0.0%
Italy – 0.0%
Credito Valtellinese SC, expiring 1/5/17*†	2,620	0
Spain – 0.0%
Repsol S.A., expiring 1/12/17*	52,471	19,481
TOTAL RIGHTS (Cost: $18,298)		19,481
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $2,996,925)(d)	2,996,925	2,996,925
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $297,665,848)		302,802,448
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.8)%		(2,290,719)

NET ASSETS – 100.0%		$300,511,729
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(d)	At December 31, 2016, the total market value of the Fund’s securities on loan was $3,414,959 and the total market value of the collateral held by the Fund was $3,594,499. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $597,574. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA - Certificaten Van Aandelen (Certificate of Stock)

RSP - Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	AUD	102,908	SEK	675,629	$(145)
1/3/2017	DKK	220,581	EUR	29,672	6
1/3/2017	DKK	2,622,386	USD	374,588	2,595
1/3/2017	DKK	3,441,821	USD	491,643	3,410
1/3/2017	DKK	3,443,257	USD	491,643	3,207
1/3/2017	DKK	3,442,116	USD	491,643	3,368
1/3/2017	DKK	3,441,609	USD	491,643	3,440
1/3/2017	EUR	11,945,870	USD	12,695,390	95,484

See Notes to Financial Statements.

36	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	EUR	15,678,847	USD	16,662,695	$125,431
1/3/2017	EUR	15,678,921	USD	16,662,695	125,354
1/3/2017	EUR	15,678,980	USD	16,662,695	125,291
1/3/2017	EUR	15,678,700	USD	16,662,695	125,587
1/3/2017	GBP	63,252	SEK	709,580	(49)
1/3/2017	ILS	40,361	SEK	95,196	(8)
1/3/2017	ILS	505,531	USD	131,932	579
1/3/2017	ILS	663,420	USD	173,155	778
1/3/2017	ILS	663,346	USD	173,155	797
1/3/2017	ILS	663,466	USD	173,155	766
1/3/2017	ILS	663,447	USD	173,155	771
1/3/2017	NOK	7,956,840	USD	934,789	10,403
1/3/2017	NOK	6,062,416	USD	712,222	7,921
1/3/2017	NOK	7,956,765	USD	934,789	10,411
1/3/2017	NOK	7,957,680	USD	934,789	10,305
1/3/2017	NOK	7,956,887	USD	934,789	10,397
1/3/2017	SEK	12,377,887	USD	1,343,615	(18,898)
1/3/2017	SEK	16,244,520	USD	1,763,489	(24,649)
1/3/2017	SEK	16,245,910	USD	1,763,489	(24,802)
1/3/2017	SEK	16,247,308	USD	1,763,489	(24,956)
1/3/2017	SEK	16,245,666	USD	1,763,489	(24,775)
1/3/2017	USD	40,130	DKK	277,866	(714)
1/3/2017	USD	575,257	DKK	4,055,505	29
1/3/2017	USD	598,267	DKK	4,217,723	30
1/3/2017	USD	529,239	DKK	3,730,955	8
1/3/2017	USD	598,267	DKK	4,217,513	—
1/3/2017	USD	1,360,064	EUR	1,265,960	(24,793)
1/3/2017	USD	19,496,526	EUR	18,485,043	572
1/3/2017	USD	20,276,387	EUR	19,224,426	576
1/3/2017	USD	17,936,806	EUR	17,006,064	339
1/3/2017	USD	20,276,387	EUR	19,223,880	(1)
1/3/2017	USD	8,946	EUR	8,500	19
1/3/2017	USD	14,134	ILS	53,952	(116)
1/3/2017	USD	210,708	ILS	810,981	10
1/3/2017	USD	202,604	ILS	779,806	14
1/3/2017	USD	210,708	ILS	810,941	—
1/3/2017	USD	186,398	ILS	717,392	3
1/3/2017	USD	76,301	NOK	639,281	(2,033)
1/3/2017	USD	1,093,769	NOK	9,415,306	55
1/3/2017	USD	1,137,520	NOK	9,791,727	34
1/3/2017	USD	1,006,268	NOK	8,661,784	15
1/3/2017	USD	1,137,520	NOK	9,791,431	—
1/3/2017	USD	143,942	SEK	1,315,611	876
1/3/2017	USD	2,063,407	SEK	18,746,164	103
1/3/2017	USD	2,145,943	SEK	19,495,613	64
1/3/2017	USD	1,898,336	SEK	17,245,889	29
1/3/2017	USD	2,145,943	SEK	19,495,034	—
1/3/2017	USD	90	SEK	821	—
1/4/2017	AUD	67,832	EUR	46,500	(72)
1/4/2017	AUD	2,508,498	USD	1,851,831	35,428
1/4/2017	AUD	3,292,449	USD	2,430,522	46,460
1/4/2017	AUD	3,292,453	USD	2,430,522	46,457
1/4/2017	AUD	3,292,560	USD	2,430,522	46,380
1/4/2017	AUD	3,292,453	USD	2,430,522	46,457
1/4/2017	CHF	3,474,125	USD	3,419,414	1,178
1/4/2017	CHF	4,560,092	USD	4,487,975	1,241
1/4/2017	CHF	4,559,994	USD	4,487,975	1,338
1/4/2017	CHF	4,559,841	USD	4,487,975	1,488
1/4/2017	CHF	4,560,182	USD	4,487,975	1,153
1/4/2017	GBP	76,959	CHF	96,568	$(80)
1/4/2017	GBP	159,971	HKD	1,528,748	(491)
1/4/2017	GBP	6,010,942	USD	7,518,126	90,708
1/4/2017	GBP	7,888,855	USD	9,867,537	119,678
1/4/2017	GBP	7,889,012	USD	9,867,537	119,483
1/4/2017	GBP	7,889,492	USD	9,867,537	118,891
1/4/2017	GBP	7,889,624	USD	9,867,537	118,727
1/4/2017	GBP	83,904	USD	103,387	(289)
1/4/2017	USD	198,387	AUD	265,761	(5,949)
1/4/2017	USD	2,843,883	AUD	3,927,473	(1)
1/4/2017	USD	2,957,638	AUD	4,084,458	(82)
1/4/2017	USD	2,616,373	AUD	3,613,226	(37)
1/4/2017	USD	2,957,638	AUD	4,084,571	(1)
1/4/2017	USD	366,323	CHF	369,488	(2,779)
1/4/2017	USD	5,251,247	CHF	5,337,262	155
1/4/2017	USD	5,461,297	CHF	5,550,753	161
1/4/2017	USD	4,831,150	CHF	4,910,236	95
1/4/2017	USD	5,461,297	CHF	5,550,589	—
1/4/2017	USD	805,421	GBP	633,229	(22,971)
1/4/2017	USD	11,545,713	GBP	9,344,117	341
1/4/2017	USD	12,007,541	GBP	9,717,905	384
1/4/2017	USD	10,622,058	GBP	8,596,471	167
1/4/2017	USD	12,007,541	GBP	9,717,591	(5)
1/5/2017	JPY	7,208,516	NZD	88,858	157
1/5/2017	JPY	1,043,821,381	USD	9,179,599	230,129
1/5/2017	JPY	795,276,601	USD	6,993,982	175,475
1/5/2017	JPY	1,043,801,186	USD	9,179,599	230,303
1/5/2017	JPY	1,043,667,164	USD	9,179,599	231,452
1/5/2017	JPY	1,043,907,670	USD	9,179,599	229,390
1/5/2017	JPY	38,595,435	USD	330,299	(609)
1/5/2017	NZD	75,658	USD	53,561	804
1/5/2017	NZD	57,647	USD	40,811	614
1/5/2017	NZD	75,655	USD	53,561	807
1/5/2017	NZD	75,657	USD	53,561	805
1/5/2017	NZD	75,658	USD	53,561	805
1/5/2017	SGD	790,558	USD	551,847	4,637
1/5/2017	SGD	602,294	USD	420,459	3,562
1/5/2017	SGD	790,405	USD	551,847	4,743
1/5/2017	SGD	790,444	USD	551,847	4,716
1/5/2017	SGD	790,438	USD	551,847	4,721
1/5/2017	SGD	36,170	USD	24,973	(63)
1/5/2017	USD	749,269	JPY	85,558,952	(15,707)
1/5/2017	USD	10,740,777	JPY	1,252,787,044	313
1/5/2017	USD	11,170,408	JPY	1,302,894,048	287
1/5/2017	USD	9,881,516	JPY	1,152,550,381	169
1/5/2017	USD	11,170,408	JPY	1,302,860,537	—
1/5/2017	USD	4,372	NZD	6,148	(85)
1/5/2017	USD	62,670	NZD	89,878	2
1/5/2017	USD	65,177	NZD	93,473	2
1/5/2017	USD	57,659	NZD	82,690	1
1/5/2017	USD	65,177	NZD	93,471	—
1/5/2017	USD	45,044	SGD	64,042	(715)
1/5/2017	USD	645,700	SGD	932,778	(48)
1/5/2017	USD	671,528	SGD	970,120	(29)
1/5/2017	USD	594,047	SGD	858,208	(11)
1/5/2017	USD	671,528	SGD	970,157	(3)
2/2/2017	AUD	4,037,346	USD	2,921,262	(71)
2/2/2017	AUD	4,198,782	USD	3,038,113	(32)
2/2/2017	AUD	3,714,361	USD	2,687,563	(65)

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	37

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
2/2/2017	AUD	4,199,015	USD	3,038,113	$(199)
2/2/2017	CHF	5,602,499	USD	5,522,750	(888)
2/2/2017	CHF	5,826,168	USD	5,743,660	(499)
2/2/2017	CHF	5,154,254	USD	5,080,931	(772)
2/2/2017	CHF	5,826,771	USD	5,743,660	(1,093)
2/2/2017	DKK	3,477,385	USD	494,094	10
2/2/2017	DKK	3,616,430	USD	513,858	17
2/2/2017	DKK	3,199,550	USD	454,568	(40)
2/2/2017	DKK	3,616,892	USD	513,858	(48)
2/2/2017	EUR	15,841,397	USD	16,733,569	61
2/2/2017	EUR	16,474,648	USD	17,402,912	491
2/2/2017	EUR	14,575,315	USD	15,394,885	(1,241)
2/2/2017	EUR	16,474,258	USD	17,402,912	903
2/2/2017	GBP	9,815,794	USD	12,137,062	(1,271)
2/2/2017	GBP	10,207,848	USD	12,622,545	(607)
2/2/2017	GBP	9,030,918	USD	11,166,098	(1,648)
2/2/2017	GBP	10,208,946	USD	12,622,545	(1,965)
2/2/2017	ILS	789,649	USD	205,284	(27)
2/2/2017	ILS	821,153	USD	213,495	(7)
2/2/2017	ILS	726,477	USD	188,862	(23)
2/2/2017	ILS	821,176	USD	213,495	(13)
2/2/2017	NOK	10,080,292	USD	1,171,239	(160)
2/2/2017	NOK	10,482,427	USD	1,218,088	(42)
2/2/2017	NOK	9,273,693	USD	1,077,542	(125)
2/2/2017	NOK	10,483,109	USD	1,218,088	(121)
2/2/2017	NZD	266,696	USD	185,779	(13)
2/2/2017	NZD	277,361	USD	193,210	(11)
2/2/2017	NZD	245,368	USD	170,920	(14)
2/2/2017	NZD	277,381	USD	193,210	(25)
2/2/2017	SEK	19,855,195	USD	2,189,214	(392)
2/2/2017	SEK	20,645,572	USD	2,276,783	15
2/2/2017	SEK	18,264,039	USD	2,014,079	(56)
2/2/2017	SEK	20,644,958	USD	2,276,783	83
2/3/2017	JPY	1,274,966,409	USD	10,948,297	(1,039)
2/3/2017	JPY	1,325,971,795	USD	11,386,228	(1,140)
2/3/2017	JPY	1,173,015,635	USD	10,072,435	(1,354)
2/3/2017	JPY	1,326,119,816	USD	11,386,228	(2,411)
2/3/2017	SGD	929,479	USD	643,216	(67)
2/3/2017	SGD	966,579	USD	668,945	(14)
2/3/2017	SGD	855,135	USD	591,760	(69)
2/3/2017	SGD	966,692	USD	668,945	(92)
					$2,377,301

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

38	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND – 99.9%
United States – 99.9%
WisdomTree International Quality Dividend Growth Fund(a) (Cost: $2,044,935)	84,807	$2,029,432
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		2,294

NET ASSETS – 100.0%		$2,031,726
(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	DKK	66,269	USD	9,466	$66
1/3/2017	DKK	86,957	USD	12,422	87
1/3/2017	DKK	86,998	USD	12,422	81
1/3/2017	DKK	86,970	USD	12,422	85
1/3/2017	DKK	86,962	USD	12,422	86
1/3/2017	DKK	2,865	USD	406	—
1/3/2017	EUR	1,277	SEK	12,242	1
1/3/2017	EUR	112,041	USD	119,071	896
1/3/2017	EUR	112,039	USD	119,071	897
1/3/2017	EUR	85,368	USD	90,724	682
1/3/2017	EUR	112,041	USD	119,071	895
1/3/2017	EUR	112,040	USD	119,071	896
1/3/2017	EUR	2,700	USD	2,843	(4)
1/3/2017	ILS	153	USD	40	—
1/3/2017	ILS	153	USD	40	—
1/3/2017	ILS	134	USD	35	—
1/3/2017	ILS	153	USD	40	—
1/3/2017	ILS	153	USD	40	—
1/3/2017	NOK	47,467	USD	5,576	62
1/3/2017	NOK	47,463	USD	5,576	62
1/3/2017	NOK	47,462	USD	5,576	62
1/3/2017	NOK	47,462	USD	5,576	62
1/3/2017	NOK	36,167	USD	4,249	47
1/3/2017	SEK	185,728	USD	20,159	(285)
1/3/2017	SEK	185,712	USD	20,159	(283)
1/3/2017	SEK	141,521	USD	15,362	(216)
1/3/2017	SEK	185,696	USD	20,159	(282)
1/3/2017	SEK	185,709	USD	20,159	(283)
1/3/2017	USD	14,788	DKK	104,254	1
1/3/2017	USD	15,380	DKK	108,427	1
1/3/2017	USD	13,606	DKK	95,918	—
1/3/2017	USD	15,380	DKK	108,422	—
1/3/2017	USD	141,752	EUR	134,398	4
1/3/2017	USD	147,422	EUR	139,774	4
1/3/2017	USD	130,412	EUR	123,645	3
1/3/2017	USD	147,422	EUR	139,770	—
1/3/2017	USD	50	ILS	192	—
1/3/2017	USD	48	ILS	185	—
1/3/2017	USD	47	ILS	181	—
1/3/2017	USD	50	ILS	192	—
1/3/2017	USD	6,638	NOK	57,141	—
1/3/2017	USD	6,903	NOK	59,421	—
1/3/2017	USD	6,109	NOK	52,585	—
1/3/2017	USD	6,903	NOK	59,419	—
1/3/2017	USD	23,999	SEK	218,032	$1
1/3/2017	USD	24,959	SEK	226,749	1
1/3/2017	USD	22,081	SEK	200,600	—
1/3/2017	USD	24,959	SEK	226,743	—
1/4/2017	AUD	12,277	USD	9,063	173
1/4/2017	AUD	16,108	USD	11,891	227
1/4/2017	AUD	16,108	USD	11,891	227
1/4/2017	AUD	16,108	USD	11,891	227
1/4/2017	AUD	16,108	USD	11,891	227
1/4/2017	AUD	1,494	USD	1,077	(4)
1/4/2017	CHF	51,588	USD	50,772	14
1/4/2017	CHF	51,587	USD	50,772	15
1/4/2017	CHF	51,589	USD	50,772	13
1/4/2017	CHF	51,585	USD	50,772	17
1/4/2017	CHF	39,304	USD	38,685	13
1/4/2017	GBP	51,954	USD	64,985	788
1/4/2017	GBP	51,959	USD	64,985	782
1/4/2017	GBP	51,955	USD	64,985	787
1/4/2017	GBP	51,958	USD	64,985	783
1/4/2017	GBP	39,590	USD	49,517	597
1/4/2017	GBP	3,029	USD	3,734	(9)
1/4/2017	USD	14,156	AUD	19,550	—
1/4/2017	USD	14,723	AUD	20,332	—
1/4/2017	USD	13,025	AUD	17,988	—
1/4/2017	USD	14,723	AUD	20,333	—
1/4/2017	USD	60,443	CHF	61,433	2
1/4/2017	USD	62,860	CHF	63,890	2
1/4/2017	USD	55,610	CHF	56,520	1
1/4/2017	USD	62,860	CHF	63,888	—
1/4/2017	USD	77,364	GBP	62,612	2
1/4/2017	USD	80,458	GBP	65,116	3
1/4/2017	USD	71,177	GBP	57,604	1
1/4/2017	USD	80,458	GBP	65,114	—
1/5/2017	JPY	3,444,918	USD	30,296	760
1/5/2017	JPY	4,521,490	USD	39,763	997
1/5/2017	JPY	4,521,864	USD	39,763	994
1/5/2017	JPY	4,521,403	USD	39,763	998
1/5/2017	JPY	4,520,822	USD	39,763	1,003
1/5/2017	JPY	554,486	USD	4,747	(8)
1/5/2017	NZD	251	USD	178	3
1/5/2017	NZD	325	USD	230	4
1/5/2017	NZD	325	USD	230	3
1/5/2017	NZD	325	USD	230	3
1/5/2017	NZD	325	USD	230	4
1/5/2017	SGD	3,732	USD	2,605	22
1/5/2017	SGD	3,731	USD	2,605	22
1/5/2017	SGD	2,845	USD	1,986	17
1/5/2017	SGD	3,731	USD	2,605	22
1/5/2017	SGD	3,731	USD	2,605	22
1/5/2017	USD	47,337	JPY	5,521,311	1
1/5/2017	USD	49,230	JPY	5,742,088	1
1/5/2017	USD	43,551	JPY	5,079,657	1
1/5/2017	USD	49,230	JPY	5,741,941	—
1/5/2017	USD	274	NZD	393	—
1/5/2017	USD	285	NZD	409	—
1/5/2017	USD	254	NZD	364	—
1/5/2017	USD	285	NZD	409	—
1/5/2017	USD	3,101	SGD	4,480	—
1/5/2017	USD	3,225	SGD	4,659	—
1/5/2017	USD	2,855	SGD	4,125	—

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	39

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/5/2017	USD	3,225	SGD	4,659	$—
2/2/2017	AUD	18,996	USD	13,745	—
2/2/2017	AUD	19,756	USD	14,295	—
2/2/2017	AUD	17,480	USD	12,648	—
2/2/2017	AUD	19,757	USD	14,295	(1)
2/2/2017	CHF	62,810	USD	61,916	(10)
2/2/2017	CHF	65,318	USD	64,393	(6)
2/2/2017	CHF	57,787	USD	56,965	(9)
2/2/2017	CHF	65,325	USD	64,393	(12)
2/2/2017	DKK	90,923	USD	12,919	—
2/2/2017	DKK	94,560	USD	13,436	1
2/2/2017	DKK	83,676	USD	11,888	(1)
2/2/2017	DKK	94,572	USD	13,436	(1)
2/2/2017	EUR	111,887	USD	118,188	—
2/2/2017	EUR	116,359	USD	122,915	4
2/2/2017	EUR	102,945	USD	108,734	(9)
2/2/2017	EUR	116,356	USD	122,915	6
2/2/2017	GBP	63,347	USD	78,328	(8)
2/2/2017	GBP	65,877	USD	81,461	(4)
2/2/2017	GBP	58,285	USD	72,065	(11)
2/2/2017	GBP	65,885	USD	81,461	(13)
2/2/2017	ILS	177	USD	46	—
2/2/2017	ILS	185	USD	48	—
2/2/2017	ILS	173	USD	45	—
2/2/2017	ILS	185	USD	48	—
2/2/2017	NOK	57,010	USD	6,624	(1)
2/2/2017	NOK	59,284	USD	6,889	—
2/2/2017	NOK	52,464	USD	6,096	(1)
2/2/2017	NOK	59,288	USD	6,889	(1)
2/2/2017	NZD	1,183	USD	824	—
2/2/2017	NZD	1,230	USD	857	—
2/2/2017	NZD	1,092	USD	761	—
2/2/2017	NZD	1,230	USD	857	—
2/2/2017	SEK	219,574	USD	24,210	(4)
2/2/2017	SEK	228,311	USD	25,178	—
2/2/2017	SEK	202,003	USD	22,276	(1)
2/2/2017	SEK	228,304	USD	25,178	1
2/3/2017	JPY	5,455,841	USD	46,850	(4)
2/3/2017	JPY	5,674,104	USD	48,724	(5)
2/3/2017	JPY	5,019,572	USD	43,102	(6)
2/3/2017	JPY	5,674,738	USD	48,724	(10)
2/3/2017	SGD	4,405	USD	3,048	—
2/3/2017	SGD	4,580	USD	3,170	—
2/3/2017	SGD	4,055	USD	2,806	—
2/3/2017	SGD	4,581	USD	3,170	—
					$13,280

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

40	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Australia – 12.6%
Ainsworth Game Technology Ltd.(a)	744	$1,137
ALS Ltd.	630	2,755
Altium Ltd.(a)	216	1,265
Ansell Ltd.	199	3,561
AP Eagers Ltd.	202	1,349
APN Outdoor Group Ltd.	119	509
ARB Corp., Ltd.	76	971
Asaleo Care Ltd.	1,242	1,331
AUB Group Ltd.	127	966
Austal Ltd.	590	743
Automotive Holdings Group Ltd.	827	2,365
Beacon Lighting Group Ltd.	434	490
Blackmores Ltd.(a)	16	1,198
Breville Group Ltd.	232	1,455
Brickworks Ltd.	220	2,165
BT Investment Management Ltd.	481	3,702
Cabcharge Australia Ltd.	327	919
carsales.com Ltd.	408	3,353
Cash Converters International Ltd.	1,259	305
Cedar Woods Properties Ltd.	227	830
Cleanaway Waste Management Ltd.	1,670	1,487
Corporate Travel Management Ltd.	43	570
CSG Ltd.(a)	435	230
CSR Ltd.	1,374	4,597
Decmil Group Ltd.	922	691
Dicker Data Ltd.	325	532
Downer EDI Ltd.	998	4,401
DuluxGroup Ltd.	489	2,210
Eclipx Group Ltd.	326	885
ERM Power Ltd.	765	712
Estia Health Ltd.(a)	431	811
Event Hospitality and Entertainment Ltd.	156	1,556
Evolution Mining Ltd.	748	1,148
Fairfax Media Ltd.	4,697	3,027
Flight Centre Travel Group Ltd.	201	4,556
Folkestone Education Trust	590	1,085
G8 Education Ltd.(a)	827	2,150
Genworth Mortgage Insurance Australia Ltd.	2,286	5,413
GrainCorp Ltd. Class A	187	1,295
Greencross Ltd.	155	770
GUD Holdings Ltd.	144	1,092
GWA Group Ltd.	293	628
HFA Holdings Ltd.	345	600
Iluka Resources Ltd.	613	3,227
IMF Bentham Ltd.	387	490
Infomedia Ltd.	869	459
Invocare Ltd.	140	1,406
IOOF Holdings Ltd.	875	5,835
IPH Ltd.(a)	239	886
IRESS Ltd.	302	2,596
JB Hi-Fi Ltd.	177	3,594
Lovisa Holdings Ltd.	201	568
Investments	Shares	Value

MACA Ltd.	1,573	$1,953
McMillan Shakespeare Ltd.	153	1,204
Mineral Resources Ltd.	314	2,756
Monadelphous Group Ltd.	404	3,285
Monash IVF Group Ltd.	402	597
Mortgage Choice Ltd.	497	860
Myer Holdings Ltd.	579	579
MYOB Group Ltd.	374	991
MyState Ltd.	277	889
Navitas Ltd.	686	2,474
NIB Holdings Ltd.	602	2,071
Nine Entertainment Co. Holdings Ltd.(a)	4,146	3,197
Northern Star Resources Ltd.	498	1,305
Nufarm Ltd.	92	610
Orora Ltd.	1,619	3,505
OZ Minerals Ltd.	407	2,325
Pact Group Holdings Ltd.	544	2,659
Perpetual Ltd.	119	4,202
Premier Investments Ltd.	201	2,102
Primary Health Care Ltd.	912	2,694
Programmed Maintenance Services Ltd.	755	1,052
Qube Holdings Ltd.(a)	905	1,599
Regis Healthcare Ltd.(a)	712	2,361
Regis Resources Ltd.	549	1,181
Retail Food Group Ltd.	276	1,403
Sandfire Resources NL	178	727
Select Harvests Ltd.(a)	246	1,183
Servcorp Ltd.	174	989
Service Stream Ltd.(a)	229	182
Seven Group Holdings Ltd.(a)	798	4,530
Seven West Media Ltd.	4,828	2,814
SG Fleet Group Ltd.	289	697
Sigma Pharmaceuticals Ltd.	1,608	1,502
Sims Metal Management Ltd.	222	2,062
Sirtex Medical Ltd.	30	308
Slater & Gordon Ltd.*(a)	2,259	368
SmartGroup Corp. Ltd.	100	455
Southern Cross Media Group Ltd.	1,912	2,139
Spotless Group Holdings Ltd.	3,252	2,331
Steadfast Group Ltd.	737	1,179
Super Retail Group Ltd.	377	2,825
Technology One Ltd.	212	867
TFS Corp. Ltd.(a)	424	510
Thorn Group Ltd.	626	870
Tox Free Solutions Ltd.	410	769
Villa World Ltd.	387	639
Virtus Health Ltd.	177	800
Webjet Ltd.	165	1,267
WPP AUNZ Ltd.	1,556	1,363

Total Australia		170,106
Austria – 1.3%
ams AG	72	2,048
Austria Technologie & Systemtechnik AG	47	462

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	41

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

RHI AG	68	$1,739
S IMMO AG*	86	907
Schoeller-Bleckmann Oilfield Equipment AG	10	807
UNIQA Insurance Group AG	974	7,397
Verbund AG	159	2,545
Wienerberger AG	51	887
Zumtobel Group AG	35	627

Total Austria		17,419
Belgium – 1.4%
Cie d’Entreprises CFE	31	3,383
Econocom Group S.A./N.V.	102	1,500
Euronav N.V.	792	6,331
Ion Beam Applications	44	1,933
Ontex Group N.V.	57	1,698
Recticel S.A.	76	531
Rezidor Hotel Group AB	170	664
Warehouses De Pauw CVA	38	3,402

Total Belgium		19,442
China – 1.6%
China South City Holdings Ltd.	21,774	4,550
China Travel International Investment Hong Kong Ltd.	9,956	2,735
CITIC Telecom International Holdings Ltd.	6,678	2,007
Dah Chong Hong Holdings Ltd.	2,779	1,061
Goldpac Group Ltd.	3,835	1,019
Guotai Junan International Holdings Ltd.	9,052	2,790
Shenwan Hongyuan HK Ltd.	2,326	1,014
Shougang Fushan Resources Group Ltd.	9,903	1,941
Sinotruk Hong Kong Ltd.	1,651	1,178
Yuexiu Property Co., Ltd.	26,638	3,642

Total China		21,937
Denmark – 1.3%
Alm Brand A/S	203	1,555
FLSmidth & Co. A/S	51	2,120
Matas A/S	98	1,342
NKT Holding A/S	9	637
Per Aarsleff Holding A/S	21	524
Rockwool International A/S Class B	5	884
Schouw & Co. AB	23	1,716
SimCorp A/S	29	1,416
Spar Nord Bank A/S	290	3,332
Sydbank A/S	120	3,731

Total Denmark		17,257
Finland – 2.8%
Cargotec Oyj Class B	47	2,126
Caverion Corp.	238	1,988
Citycon Oyj	713	1,758
Cramo Oyj	60	1,506
F-Secure Oyj	183	672
HKScan Oyj Class A	145	488
Kemira Oyj	311	3,979
Konecranes Oyj	118	4,204
Lassila & Tikanoja Oyj	85	1,722
Oriola-KD Oyj Class B	196	891
Investments	Shares	Value

PKC Group Oyj	56	$934
Raisio Oyj Class V	451	1,698
Ramirent Oyj	277	2,159
Sanoma Oyj	141	1,226
Suominen Oyj	93	406
Technopolis Oyj	266	878
Tieto Oyj	157	4,292
Tikkurila Oyj	86	1,706
Uponor Oyj	96	1,672
Valmet Oyj	187	2,758
YIT Oyj	181	1,449

Total Finland		38,512
France – 2.5%
Albioma S.A.	59	1,029
Alten S.A.	31	2,182
Bourbon Corp.	184	2,378
Coface S.A.	376	2,459
Derichebourg S.A.	142	629
Gaztransport Et Technigaz S.A.	128	5,548
IPSOS	57	1,794
Jacquet Metal Service	55	1,149
Metropole Television S.A.	286	5,330
Neopost S.A.	166	5,204
Rallye S.A.	229	4,449
Tarkett S.A.	43	1,546

Total France		33,697
Germany – 4.2%
Aareal Bank AG	126	4,753
alstria office REIT-AG*	279	3,505
AURELIUS Equity Opportunities SE & Co. KGaA	60	3,520
Aurubis AG	52	3,005
BayWa AG	38	1,234
Bechtle AG	16	1,668
Bertrandt AG	12	1,224
CANCOM SE	10	475
Capital Stage AG	133	891
CompuGroup Medical SE	27	1,109
CropEnergies AG	109	586
Drillisch AG(a)	115	4,960
Elmos Semiconductor AG	33	495
ElringKlinger AG(a)	94	1,574
Gerry Weber International AG	69	800
GFT Technologies SE	51	1,102
Grammer AG	10	501
Hamburger Hafen und Logistik AG	103	1,923
Indus Holding AG	27	1,471
Leoni AG	47	1,678
MLP AG	193	850
Nemetschek SE	18	1,049
Pfeiffer Vacuum Technology AG	16	1,499
RHOEN-KLINIKUM AG	93	2,517
RIB Software AG(a)	47	617
Salzgitter AG	20	708
SHW AG	13	448

See Notes to Financial Statements.

42	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

Sixt SE	36	$1,935
Takkt AG	72	1,633
TLG Immobilien AG	119	2,247
VTG AG	28	839
Wacker Neuson SE	95	1,544
Wuestenrot & Wuerttembergische AG	127	2,487
Zeal Network SE	37	1,440

Total Germany		56,287
Hong Kong – 1.0%
Chu Kong Shipping Enterprises Group Co., Ltd.	2,407	639
Dah Sing Financial Holdings Ltd.	400	2,706
Hongkong & Shanghai Hotels Ltd. (The)	1,049	1,164
Lai Sun Development Co., Ltd.	42,107	793
Television Broadcasts Ltd.	1,823	5,996
Tradelink Electronic Commerce Ltd.	4,356	899
Vitasoy International Holdings Ltd.	520	1,045

Total Hong Kong		13,242
Indonesia – 0.1%
Bumitama Agri Ltd.	1,947	1,125
Ireland – 0.6%
C&C Group PLC	526	2,136
Fyffes PLC	218	520
Greencore Group PLC	751	2,287
Irish Continental Group PLC	201	954
Origin Enterprises PLC	211	1,376
UDG Healthcare PLC	144	1,189

Total Ireland		8,462
Israel – 2.6%
Africa Israel Properties Ltd.	102	1,749
Amot Investments Ltd.	508	2,157
Avgol Industries 1953 Ltd.	506	610
B Communications Ltd.	143	3,132
Delek Automotive Systems Ltd.	237	2,094
Delek Group Ltd.	26	5,560
Direct Insurance Financial Investments Ltd.	111	990
El Al Israel Airlines	821	545
First International Bank of Israel Ltd.	125	1,835
Gazit-Globe Ltd.	466	3,975
Harel Insurance Investments & Financial Services Ltd.	245	1,127
Industrial Buildings Corp., Ltd.	952	1,140
Inrom Construction Industries Ltd.	414	1,366
Matrix IT Ltd.	153	1,222
Maytronics Ltd.	239	918
Melisron Ltd.	59	2,514
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	17	687
Shikun & Binui Ltd.	1,103	2,112
Shufersal Ltd.	290	1,084
Strauss Group Ltd.	67	1,061

Total Israel		35,878
Investments	Shares	Value

Italy – 4.7%
Anima Holding SpA(b)	740	$4,027
Ansaldo STS SpA	168	2,098
Ascopiave SpA	675	1,939
Astaldi SpA(a)	220	1,253
ASTM SpA	136	1,485
Autogrill SpA	239	2,164
Banca IFIS SpA	77	2,112
Banco Popolare SC	924	2,234
BasicNet SpA	191	675
Biesse SpA	58	1,171
Cairo Communication SpA	192	772
Cerved Information Solutions SpA	219	1,823
Cofide SpA	1,311	527
Credito Emiliano SpA	387	2,331
Credito Valtellinese SC	3,857	1,515
ERG SpA	267	2,872
Esprinet SpA	78	582
Geox SpA(a)	494	1,152
Gruppo MutuiOnline SpA	68	606
Immobiliare Grande Distribuzione SIIQ SpA	1,725	1,317
Industria Macchine Automatiche SpA	48	2,916
Interpump Group SpA	70	1,148
Iren SpA	2,005	3,291
Italmobiliare SpA	1	47
La Doria SpA	97	918
Maire Tecnimont SpA	303	825
MARR SpA	111	2,031
OVS SpA(b)	257	1,296
RAI Way SpA(b)	352	1,329
Saras SpA	4,069	7,382
Societa Cattolica di Assicurazioni SCRL	404	2,373
Societa Iniziative Autostradali e Servizi SpA	334	2,854
Tod’s SpA(a)	57	3,715
TREVI – Finanziaria Industriale SpA*	449	465
Zignago Vetro SpA	106	617

Total Italy		63,862
Japan – 27.9%
77 Bank Ltd. (The)	679	3,283
Accordia Golf Co., Ltd.	82	845
Advantest Corp.	100	1,687
Airport Facilities Co., Ltd.	135	666
Akita Bank Ltd. (The)	396	1,283
Amano Corp.	100	1,760
Aomori Bank Ltd. (The)	487	1,637
Arakawa Chemical Industries Ltd.	5	80
Arcland Sakamoto Co., Ltd.	82	955
As One Corp.	35	1,460
Asahi Broadcasting Corp.	108	647
ASKUL Corp.	25	857
Awa Bank Ltd. (The)	350	2,143
Bank of Iwate Ltd. (The)	33	1,333

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	43

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

Bank of Nagoya Ltd. (The)	49	$1,746
Bank of Okinawa Ltd. (The)	42	1,532
Bell System24 Holdings, Inc.	1	8
Belluna Co., Ltd.	55	340
Benesse Holdings, Inc.	101	2,788
BP Castrol K.K.	100	1,189
Calsonic Kansei Corp.	158	2,423
Capcom Co., Ltd.	44	1,037
Chiyoda Integre Co., Ltd.	65	1,312
Chofu Seisakusho Co., Ltd.	41	923
Chugoku Bank Ltd. (The)	139	2,000
COMSYS Holdings Corp.	100	1,836
CONEXIO Corp.	100	1,280
Cosmo Energy Holdings Co., Ltd.	119	1,676
Daido Metal Co., Ltd.	4	40
Daihen Corp.	185	1,145
Daiichi Jitsugyo Co., Ltd.	174	998
Daiichikosho Co., Ltd.	71	2,812
Daiken Corp.	82	1,453
Daikoku Denki Co., Ltd.	71	1,091
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	313	1,691
DCM Holdings Co., Ltd.	134	1,193
Denyo Co., Ltd.	95	1,290
Descente Ltd.	83	958
Dexerials Corp.	155	1,476
DIC Corp.	68	2,070
Dip Corp.	41	850
Doshisha Co., Ltd.	46	828
Dowa Holdings Co., Ltd.	358	2,744
Dynam Japan Holdings Co., Ltd.	1,800	2,758
Ebara Corp.	26	742
EDION Corp.	100	940
Eighteenth Bank Ltd. (The)	551	1,649
Eiken Chemical Co., Ltd.	40	1,055
Enplas Corp.	47	1,390
Exedy Corp.	30	846
Fancl Corp.	15	210
Feed One Co., Ltd.	445	591
FIDEA Holdings Co., Ltd.(a)	519	930
Foster Electric Co., Ltd.	57	1,082
FP Corp.	59	2,711
Fudo Tetra Corp.	600	1,055
Fujicco Co., Ltd.	70	1,449
Fujikura Ltd.	123	670
Fujimori Kogyo Co., Ltd.	71	1,772
Fujitsu General Ltd.	49	1,039
Fukui Bank Ltd. (The)	591	1,495
Fukuyama Transporting Co., Ltd.	309	1,757
Furukawa Electric Co., Ltd.	74	2,170
Future Corp.	100	622
Gakkyusha Co., Ltd.	12	148
Gfoot Co., Ltd.	10	69
Godo Steel Ltd.	55	996
Gree, Inc.	200	1,058
Investments	Shares	Value

GS Yuasa Corp.	758	$3,158
Gunma Bank Ltd. (The)	487	2,672
Gurunavi, Inc.	59	1,176
Hachijuni Bank Ltd. (The)	484	2,814
Hakuto Co., Ltd.	42	375
Hanwa Co., Ltd.	698	4,578
Happinet Corp.	126	1,381
Heiwa Corp.	149	3,413
Hiroshima Bank Ltd. (The)	98	459
HIS Co., Ltd.	44	1,160
Hitachi Kokusai Electric, Inc.	23	482
Hitachi Transport System Ltd.	60	1,221
Hokuetsu Industries Co., Ltd.	189	1,290
Hokuhoku Financial Group, Inc.	106	1,833
Horiba Ltd.	73	3,386
Hyakujushi Bank Ltd. (The)	677	2,304
Ibiden Co., Ltd.	110	1,484
IBJ Leasing Co., Ltd.	39	873
Iino Kaiun Kaisha Ltd.	130	514
Imasen Electric Industrial	86	739
Itochu Enex Co., Ltd.	100	788
J-Oil Mills, Inc.	34	1,163
Japan Radio Co., Ltd.	74	888
Japan Transcity Corp.	275	1,007
Japan Wool Textile Co., Ltd. (The)	184	1,373
Jimoto Holdings, Inc.	700	1,188
Joshin Denki Co., Ltd.	93	789
K’s Holdings Corp.	95	1,667
Kadokawa Dwango*	73	1,057
Kamei Corp.	91	932
Kandenko Co., Ltd.	178	1,610
Kasai Kogyo Co., Ltd.	5	59
Kato Sangyo Co., Ltd.	48	1,126
Kato Works Co., Ltd.	64	1,665
Keiyo Bank Ltd. (The)	602	2,736
Kenedix, Inc.	136	485
Kitagawa Iron Works Co., Ltd.	1	20
Kitano Construction Corp.	563	1,554
Kito Corp.	20	217
Kitz Corp.	100	548
Koa Corp.	92	880
Kobe Bussan Co., Ltd.	36	1,269
Konaka Co., Ltd.	150	751
Krosaki Harima Corp.	493	1,298
Kurabo Industries Ltd.	637	1,251
KYB Corp.	800	3,889
KYORIN Holdings, Inc.	73	1,569
Kyoto Kimono Yuzen Co., Ltd.	32	260
Kyowa Exeo Corp.	100	1,442
Kyudenko Corp.	36	969
Leopalace21 Corp.	89	493
Life Corp.	66	1,865
Macnica Fuji Electronics Holdings, Inc.	52	686
Maeda Corp.	141	1,233
Maeda Road Construction Co., Ltd.	142	2,380

See Notes to Financial Statements.

44	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

Makino Milling Machine Co., Ltd.	252	$1,977
Mandom Corp.	21	907
Mani, Inc.	54	1,290
Marubun Corp.	84	494
Megmilk Snow Brand Co., Ltd.	54	1,491
Meisei Industrial Co., Ltd.	98	479
Micronics Japan Co., Ltd.	91	904
Mie Bank Ltd. (The)	89	1,780
Miraca Holdings, Inc.	80	3,601
Mirait Holdings Corp.	100	905
Mitsubishi Steel Manufacturing Co., Ltd.	737	1,441
Mitsui Home Co., Ltd.	302	1,321
Mitsui Sugar Co., Ltd.	53	1,139
Mitsui-Soko Holdings Co., Ltd.	451	1,330
Miyazaki Bank Ltd. (The)	583	1,804
Mochida Pharmaceutical Co., Ltd.	21	1,460
Morinaga & Co., Ltd.	28	1,170
Nachi-Fujikoshi Corp.	623	2,708
Nakanishi, Inc.	39	1,511
NEC Networks & System Integration Corp.	6	109
NHK Spring Co., Ltd.	254	2,426
Nichias Corp.	149	1,441
Nichiha Corp.	54	1,338
Nichireki Co., Ltd.	87	687
Nihon House Holdings Co., Ltd.	227	961
Nihon Nohyaku Co., Ltd.	123	680
Nihon Parkerizing Co., Ltd.	40	470
Nihon Unisys Ltd.	100	1,260
Nikkon Holdings Co., Ltd.	50	1,046
Nippo Corp.	112	2,094
Nippon Coke & Engineering Co., Ltd.	974	894
Nippon Denko Co., Ltd.	294	605
Nippon Electric Glass Co., Ltd.	764	4,140
Nippon Flour Mills Co., Ltd.	81	1,129
Nippon Kayaku Co., Ltd.	263	3,254
Nippon Koei Co., Ltd.	73	1,630
Nippon Light Metal Holdings Co., Ltd.	600	1,271
Nippon Paper Industries Co., Ltd.	100	1,698
Nippon Parking Development Co., Ltd.	391	557
Nippon Road Co., Ltd. (The)	393	1,537
Nipro Corp.	190	2,082
Nishimatsu Construction Co., Ltd.	750	3,640
Nissha Printing Co., Ltd.	34	821
Nisshin Oillio Group Ltd. (The)	211	973
Nisshin Steel Co., Ltd.	100	1,235
Nissin Electric Co., Ltd.	40	442
Nitta Corp.	56	1,529
Noevir Holdings Co., Ltd.	73	2,291
NOF Corp.	173	1,669
Nomura Co., Ltd.	79	1,146
NTN Corp.	924	3,747
Obara Group, Inc.	27	1,206
Ohsho Food Service Corp.	72	2,719
Oita Bank Ltd. (The)	665	2,492
Okasan Securities Group, Inc.	790	4,890
Investments	Shares	Value

Oki Electric Industry Co., Ltd.	100	$1,408
OKUMA Corp.	225	2,151
Okumura Corp.	452	2,550
Onward Holdings Co., Ltd.	321	2,254
Open House Co., Ltd.	65	1,549
PAL GROUP Holdings Co., Ltd.	45	1,071
Penta-Ocean Construction Co., Ltd.	100	484
Prima Meat Packers Ltd.	289	1,031
Raysum Co., Ltd.(a)	22	147
Relo Group, Inc.	6	857
Rengo Co., Ltd.	250	1,363
Resorttrust, Inc.	26	481
Ricoh Leasing Co., Ltd.	11	340
Riken Corp.	54	2,049
Roland DG Corp.	68	1,781
Round One Corp.	130	903
Ryoden Corp.	181	1,145
Sac’s Bar Holdings, Inc.	6	61
Saizeriya Co., Ltd.	46	1,036
Sakai Chemical Industry Co., Ltd.	356	1,193
Sakata INX Corp.	80	992
San-A Co., Ltd.	17	825
San-Ai Oil Co., Ltd.	29	208
Sanden Holdings Corp.	427	1,362
Sangetsu Corp.	96	1,668
Sankyu, Inc.	328	1,988
Sanoh Industrial Co., Ltd.	172	1,221
Sanwa Holdings Corp.	100	956
Sanyo Chemical Industries Ltd.	26	1,115
Sanyo Denki Co., Ltd.	248	1,737
Sanyo Trading Co., Ltd.	36	494
SBI Holdings, Inc.	204	2,601
Seikagaku Corp.	61	906
Senko Co., Ltd.	180	1,218
SFP Dining Co., Ltd.	72	915
Shiga Bank Ltd. (The)	420	2,290
Shikoku Chemicals Corp.	112	1,020
Shimachu Co., Ltd.	53	1,415
Shinsho Corp.	99	2,063
Shoei Co., Ltd.	77	1,384
Showa Denko K.K.	100	1,435
Showa Sangyo Co., Ltd.	252	1,299
Skylark Co., Ltd.	169	2,237
Sumco Corp.	196	2,538
Sumitomo Forestry Co., Ltd.	100	1,327
Sumitomo Mitsui Construction Co., Ltd.	866	913
Sumitomo Riko Co., Ltd.	1	10
Sumitomo Seika Chemicals Co., Ltd.	25	983
Sumitomo Warehouse Co., Ltd. (The)	322	1,706
T-Gaia Corp.	100	1,632
Tadano Ltd.	127	1,603
Taiho Kogyo Co., Ltd.	7	98
Taiyo Holdings Co., Ltd.	59	2,299
Takara Holdings, Inc.	100	923
Takeuchi Manufacturing Co., Ltd.	53	1,183

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	45

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

TASAKI & Co., Ltd.	57	$ 769
Tatsuta Electric Wire and Cable Co., Ltd.(a)	268	1,045
TechnoPro Holdings, Inc.	73	2,347
TIS, Inc.	60	1,286
TOA Corp.	16	144
Tocalo Co., Ltd.	88	1,916
Tochigi Bank Ltd. (The)	144	709
Toda Corp.	404	2,137
Toho Bank Ltd. (The)	614	2,301
Tokai Tokyo Financial Holdings, Inc.	118	629
Tokyo Dome Corp.	29	286
Tokyo Steel Manufacturing Co., Ltd.	57	438
Tokyo Tekko Co., Ltd.	252	1,018
Tokyo TY Financial Group, Inc.	48	1,677
Tokyotokeiba Co., Ltd.	804	1,847
Tokyu Construction Co., Ltd.	100	808
TOMONY Holdings, Inc.	201	1,043
Toshiba Machine Co., Ltd.	452	1,818
Totetsu Kogyo Co., Ltd.	45	1,169

Towa Bank Ltd. (The)	473	450
Toyo Ink SC Holdings Co., Ltd.	644	2,954
Toyo Securities Co., Ltd.	12	29
Toyo Tire & Rubber Co., Ltd.	137	1,709
Toyobo Co., Ltd.	870	1,298
Transcosmos, Inc.	9	211
TS Tech Co., Ltd.	84	2,168
Tsubaki Nakashima Co., Ltd.	93	1,357
Tsubakimoto Chain Co.	283	2,305
Tsugami Corp.	233	1,340
Tsumura & Co.	13	359
UACJ Corp.	520	1,431
UKC Holdings Corp.	54	971
Vital KSK Holdings, Inc.	100	849
Wacoal Holdings Corp.	269	3,144
Wacom Co., Ltd.	18	47
YAMABIKO Corp.	59	824
Yamagata Bank Ltd. (The)	343	1,453
Yamanashi Chuo Bank Ltd. (The)	419	2,001
Yokohama Reito Co., Ltd.	100	879
Yondoshi Holdings, Inc.	42	889
Yumeshin Holdings Co., Ltd.	200	1,351
Yushin Precision Equipment Co., Ltd.	49	1,215
Zeon Corp.	270	2,671

Total Japan		378,519
Netherlands – 1.6%
Arcadis N.V.	173	2,432
BE Semiconductor Industries N.V.	82	2,737
Beter Bed Holding N.V.	69	1,230
Brunel International N.V.	200	3,246
Corbion N.V.	92	2,468
Flow Traders(b)	102	3,522
IMCD Group N.V.	25	1,068
Koninklijke BAM Groep N.V.	109	505
Refresco Group N.V.(b)	93	1,415
TKH Group N.V. CVA	56	2,220
Wessanen	45	632

Total Netherlands		21,475
Investments	Shares	Value

New Zealand – 3.4%
Air New Zealand Ltd.	3,749	$5,738
EBOS Group Ltd.	257	2,993
Freightways Ltd.	345	1,624
Genesis Energy Ltd.	3,136	4,592
Heartland Bank Ltd.	1,475	1,543
Infratil Ltd.	1,539	2,951
Kathmandu Holdings Ltd.	583	793
Kiwi Property Group Ltd.	3,958	3,822
Mainfreight Ltd.	122	1,762
NZX Ltd.	2,103	1,540
Port of Tauranga Ltd.	444	1,192
SKY Network Television Ltd.	1,177	3,734
SKYCITY Entertainment Group Ltd.	1,346	3,689
Steel & Tube Holdings Ltd.	653	1,079
Trade Me Group Ltd.	872	3,046
Trustpower Ltd.	518	1,712
Z Energy Ltd.	807	4,085

Total New Zealand		45,895
Norway – 3.2%
AF Gruppen ASA	66	1,185
Aker ASA Class A	175	6,567
Atea ASA*	259	2,392
Austevoll Seafood ASA	734	7,142
Borregaard ASA	159	1,561
Entra ASA(b)	249	2,480
Kongsberg Gruppen ASA	76	1,099
Norway Royal Salmon ASA	44	1,058
Ocean Yield ASA	465	3,511
Protector Forsikring ASA(a)	112	895
Selvaag Bolig ASA	186	864
SpareBank 1 Nord Norge	202	1,226
SpareBank 1 SMN	260	1,956
SpareBank 1 SR-Bank ASA	388	2,738
Sparebanken Vest	77	433
TGS Nopec Geophysical Co. ASA	101	2,249
Tomra Systems ASA	125	1,314
Veidekke ASA	209	2,999
XXL ASA(b)	132	1,503

Total Norway		43,172
Portugal – 1.3%
CTT-Correios de Portugal S.A.	503	3,419
Mota-Engil, SGPS, S.A.	589	1,000
Navigator Co. S.A. (The)	2,658	9,154
Pharol, SGPS, S.A.	5,413	1,182
REN – Redes Energeticas Nacionais, SGPS, S.A.	1,160	3,301

Total Portugal		18,056
Singapore – 2.4%
Accordia Golf Trust	4,465	1,947
Asian Pay Television Trust	7,301	1,895
Boustead Singapore Ltd.	885	493
China Aviation Oil Singapore Corp., Ltd.	634	614
Chip Eng Seng Corp., Ltd.	1,305	569

See Notes to Financial Statements.

46	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

CWT Ltd.	1,000	$1,336
First Resources Ltd.	927	1,219
GuocoLand Ltd.	900	1,121
Hyflux Ltd.	1,630	581
Keppel Infrastructure Trust	4,261	1,401
M1 Ltd.	2,715	3,683
Raffles Medical Group Ltd.	1,500	1,485
RHT Health Trust	2,568	1,627
Riverstone Holdings Ltd.	574	350
Sembcorp Marine Ltd.(a)	3,503	3,346
Sheng Siong Group Ltd.	2,800	1,832
Super Group Ltd.	1,539	1,364
United Engineers Ltd.	1,200	2,126
Venture Corp., Ltd.	708	4,842
Yanlord Land Group Ltd.	1,309	1,196

Total Singapore		33,027
Spain – 1.2%
Applus Services S.A.	94	957
Cie Automotive S.A.	88	1,719
Duro Felguera S.A.*(a)	484	572
Faes Farma S.A.	417	1,478
Obrascon Huarte Lain S.A.(a)	386	1,341
Papeles y Cartones de Europa S.A.	114	631
Sacyr S.A.*	981	2,297
Saeta Yield S.A.	255	2,187
Tecnicas Reunidas S.A.	115	4,726

Total Spain		15,908
Sweden – 5.5%
Acando AB	347	989
AddTech AB Class B	50	784
AF AB Class B	101	1,857
Alimak Group AB(b)	64	911
Atrium Ljungberg AB Class B	126	1,974
Avanza Bank Holding AB	44	1,787
B&B Tools AB Class B	20	421
Bilia AB Class A	87	2,006
Bjorn Borg AB*	105	390
Bravida Holding AB(b)	162	985
Bulten AB	63	617
Capio AB(b)	91	482
Clas Ohlson AB Class B	142	2,095
Cloetta AB Class B	266	840
Com Hem Holding AB	196	1,875
Coor Service Management Holding AB(b)	185	1,034
Dustin Group AB(b)	122	859
Eltel AB(b)	64	440
Evolution Gaming Group AB(b)	22	628
Granges AB	89	843
Haldex AB	67	859
Hemfosa Fastigheter AB	243	2,274
HIQ International AB*	129	873
Holmen AB Class B	103	3,705
Indutrade AB	93	1,873
Investments	Shares	Value

Inwido AB	62	$645
ITAB Shop Concept AB Class B	86	769
JM AB	113	3,274
KappAhl AB	122	678
Kungsleden AB	330	2,098
Lagercrantz Group AB Class B	48	441
Lindab International AB	73	587
Loomis AB Class B	95	2,835
Mekonomen AB	80	1,510
Modern Times Group MTG AB Class B	131	3,893
MQ Holding AB	134	534
Munksjo Oyj*	60	1,000
Mycronic AB	251	2,708
NetEnt AB*	179	1,385
Nobia AB	266	2,484
Nobina AB(b)	210	1,173
Nordax Group AB(b)	89	507
NP3 Fastigheter AB	157	795
Peab AB	425	3,382
Ratos AB Class B	1,007	4,782
Rottneros AB	619	549
Scandi Standard AB	107	671
SkiStar AB	60	1,007
Sweco AB Class B	112	2,222
Thule Group AB(b)	65	1,020
Wihlborgs Fastigheter AB	109	2,033

Total Sweden		74,383
Switzerland – 1.3%
Ascom Holding AG Registered Shares	45	708
Cembra Money Bank AG*	66	4,818
GAM Holding AG*	474	5,503
Implenia AG Registered Shares	25	1,851
Kudelski S.A. Bearer Shares*	54	938
Mobilezone Holding AG Registered Shares	58	828
u-blox Holding AG*	5	941
Valiant Holding AG Registered Shares	17	1,696

Total Switzerland		17,283
United Arab Emirates – 0.1%
Gulf Marine Services PLC	1,519	920
United Kingdom – 15.2%
A.G. Barr PLC	172	1,066
Abcam PLC	105	995
Acacia Mining PLC	115	531
Assura PLC	2,221	1,564
AVEVA Group PLC	60	1,393
BCA Marketplace PLC	580	1,337
BGEO Group PLC	58	2,139
Big Yellow Group PLC	243	2,058
Bloomsbury Publishing PLC	377	791
Bodycote PLC	378	3,008
Bovis Homes Group PLC	246	2,493
Card Factory PLC	1,064	3,326
Carillion PLC	1,335	3,895

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	47

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

Chesnara PLC	310	$1,399
Cineworld Group PLC	350	2,444
Clarkson PLC(a)	37	994
Clinigen Healthcare Ltd.*	98	860
Computacenter PLC	214	2,115
Concentric AB	75	939
Connect Group PLC	818	1,544
Countrywide PLC	433	943
Cranswick PLC	47	1,361
Crest Nicholson Holdings PLC	372	2,082
Dart Group PLC	107	656
De La Rue PLC	316	2,401
Debenhams PLC	3,225	2,283
Dechra Pharmaceuticals PLC	79	1,313
DFS Furniture PLC	466	1,307
Diploma PLC	140	1,797
Drax Group PLC	459	2,143
E2V Technologies PLC	244	823
Electrocomponents PLC	999	5,884
Elementis PLC	1,207	4,137
Epwin Group PLC	397	502
esure Group PLC	868	2,161
Euromoney Institutional Investor PLC	102	1,443
Exova Group PLC	253	594
FDM Group Holdings PLC	155	1,082
Fenner PLC	744	2,167
Fidessa Group PLC	65	1,838
Foxtons Group PLC	975	1,229
Galliford Try PLC	223	3,557
GAME Digital PLC(a)	912	665
Gamma Communications PLC	83	478
Genus PLC	44	976
Go-Ahead Group PLC	62	1,717
Halfords Group PLC	414	1,870
Hastings Group Holdings PLC(b)	489	1,492
Henry Boot PLC	345	859
Hill & Smith Holdings PLC	125	1,852
HomeServe PLC	349	2,674
Huntsworth PLC	836	393
Ibstock PLC(b)	477	1,098
Indivior PLC	1,232	4,509
ITE Group PLC	498	949
J D Wetherspoon PLC(a)	91	999
James Fisher & Sons PLC	41	790
James Halstead PLC	181	1,084
John Laing Group PLC(b)	470	1,573
John Menzies PLC	146	1,075
Johnson Service Group PLC	492	698
JRP Group PLC	958	1,770
Kcom Group PLC	1,291	1,512
Keller Group PLC	110	1,147
Kier Group PLC	225	3,817
Ladbrokes Coral Group PLC	1,199	1,719
Laird PLC	834	1,577
Investments	Shares	Value

Lavendon Group PLC	509	$1,660
LSL Property Services PLC	203	578
M&C Saatchi PLC	149	700
Marshalls PLC	328	1,186
Marston’s PLC	1,756	2,951
McCarthy & Stone PLC(b)	81	161
McKay Securities PLC	356	765
Melrose Industries PLC	1,646	4,022
Millennium & Copthorne Hotels PLC	269	1,530
Mitchells & Butlers PLC	545	1,690
Mitie Group PLC(a)	562	1,558
MJ Gleeson PLC	98	660
Morgan Advanced Materials PLC	639	2,254
N Brown Group PLC	1,057	2,906
Northgate PLC	292	1,779
Numis Corp. PLC	217	659
OneSavings Bank PLC	328	1,370
Oxford Instruments PLC	61	552
Pagegroup PLC	1,090	5,260
Pan African Resources PLC	2,402	460
PayPoint PLC	137	1,703
Pets at Home Group PLC	620	1,831
Photo-Me International PLC	760	1,540
PZ Cussons PLC	461	1,904
Renishaw PLC	79	2,468
Restaurant Group PLC (The)	432	1,732
Ricardo PLC	48	571
Robert Walters PLC	160	675
RWS Holdings PLC	253	1,091
Safestore Holdings PLC	235	1,016
Senior PLC	608	1,460
Servelec Group PLC	100	336
Shanks Group PLC	1,146	1,303
SIG PLC	1,073	1,368
Speedy Hire PLC	604	381
Spire Healthcare Group PLC(b)	199	830
Spirent Communications PLC	833	1,016
SSP Group PLC	426	2,038
Stagecoach Group PLC	1,206	3,222
SThree PLC	245	939
Stock Spirits Group PLC	257	574
SuperGroup PLC	26	529
Synthomer PLC	381	1,801
Telecom Plus PLC	137	1,991
Telit Communications PLC(a)	126	428
Topps Tiles PLC	422	456
TP ICAP PLC	494	2,645
U & I Group PLC	514	1,080
Unite Group PLC (The)	318	2,381
Urban & Civic PLC	244	681
Utilitywise PLC	210	518
Vedanta Resources PLC	832	9,042
Vertu Motors PLC	1,145	615
Vesuvius PLC	597	2,916

See Notes to Financial Statements.

48	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Investments	Shares	Value

Victrex PLC	143	$3,412
Virgin Money Holdings UK PLC	292	1,092
Wilmington PLC	298	1,000
Xaar PLC	85	420
Zoopla Property Group PLC(b)	227	896

Total United Kingdom		206,489
TOTAL COMMON STOCKS (Cost: $1,250,865)		1,352,353
RIGHTS – 0.0%
Australia – 0.0%
Estia Health Ltd., expiring 1/11/17*	143	52
Italy – 0.0%
Credito Valtellinese SC, expiring 1/5/17*†	3,857	0
Spain – 0.0%
Faes Farma S.A., expiring 1/5/17*	417	40
TOTAL RIGHTS (Cost: $39)		92
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $29,639)(d)	29,639	29,639
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $1,280,543)		1,382,084
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.0)%		(26,878)

NET ASSETS – 100.0%		$1,355,206
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(d)	At December 31, 2016, the total market value of the Fund’s securities on loan was $40,626 and the total market value of the collateral held by the Fund was $42,765. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,126.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	DKK	15,542	USD	2,220	$15
1/3/2017	DKK	20,393	USD	2,913	20
1/3/2017	DKK	20,392	USD	2,913	20
1/3/2017	DKK	20,401	USD	2,913	19
1/3/2017	DKK	20,395	USD	2,913	20
1/3/2017	EUR	405	SEK	3,884	—
1/3/2017	EUR	43,904	USD	46,659	351
1/3/2017	EUR	43,904	USD	46,659	352
1/3/2017	EUR	33,451	USD	35,550	267
1/3/2017	EUR	43,904	USD	46,659	$351
1/3/2017	EUR	43,904	USD	46,659	351
1/3/2017	ILS	11,101	USD	2,897	13
1/3/2017	ILS	14,565	USD	3,802	18
1/3/2017	ILS	14,567	USD	3,802	17
1/3/2017	ILS	14,568	USD	3,802	17
1/3/2017	ILS	14,567	USD	3,802	17
1/3/2017	NOK	4,217	SEK	4,450	—
1/3/2017	NOK	76,267	USD	8,960	100
1/3/2017	NOK	58,111	USD	6,827	76
1/3/2017	NOK	76,267	USD	8,960	100
1/3/2017	NOK	76,266	USD	8,960	100
1/3/2017	NOK	76,275	USD	8,960	99
1/3/2017	SEK	113,901	USD	12,365	(173)
1/3/2017	SEK	86,790	USD	9,421	(133)
1/3/2017	SEK	113,909	USD	12,365	(174)
1/3/2017	SEK	113,911	USD	12,365	(174)
1/3/2017	SEK	113,921	USD	12,365	(175)
1/3/2017	USD	128	DKK	909	1
1/3/2017	USD	3,436	DKK	24,223	—
1/3/2017	USD	3,573	DKK	25,189	—
1/3/2017	USD	3,162	DKK	22,291	—
1/3/2017	USD	3,573	DKK	25,188	—
1/3/2017	USD	2,055	EUR	1,962	15
1/3/2017	USD	55,032	EUR	52,177	2
1/3/2017	USD	57,234	EUR	54,265	2
1/3/2017	USD	50,631	EUR	48,004	1
1/3/2017	USD	57,234	EUR	54,263	—
1/3/2017	USD	167	ILS	637	(2)
1/3/2017	USD	4,663	ILS	17,947	—
1/3/2017	USD	4,484	ILS	17,259	—
1/3/2017	USD	4,663	ILS	17,946	—
1/3/2017	USD	4,128	ILS	15,887	—
1/3/2017	USD	395	NOK	3,432	4
1/3/2017	USD	10,568	NOK	90,971	1
1/3/2017	USD	10,990	NOK	94,601	—
1/3/2017	USD	9,724	NOK	83,703	—
1/3/2017	USD	10,990	NOK	94,599	—
1/3/2017	USD	544	SEK	4,996	6
1/3/2017	USD	14,584	SEK	132,496	1
1/3/2017	USD	15,167	SEK	137,790	—
1/3/2017	USD	13,419	SEK	121,908	—
1/3/2017	USD	15,167	SEK	137,786	—
1/4/2017	AUD	891	EUR	610	(2)
1/4/2017	AUD	580	EUR	397	(1)
1/4/2017	AUD	56	ILS	157	—
1/4/2017	AUD	24,058	USD	17,760	339
1/4/2017	AUD	18,336	USD	13,536	259
1/4/2017	AUD	24,058	USD	17,760	339
1/4/2017	AUD	24,059	USD	17,760	339
1/4/2017	AUD	24,058	USD	17,760	339
1/4/2017	CHF	3,064	USD	3,016	1
1/4/2017	CHF	4,016	USD	3,953	1
1/4/2017	CHF	4,017	USD	3,953	1
1/4/2017	CHF	4,016	USD	3,953	1
1/4/2017	CHF	4,017	USD	3,953	1
1/4/2017	GBP	766	EUR	897	(1)
1/4/2017	GBP	21,774	USD	27,234	329
1/4/2017	GBP	28,574	USD	35,740	433

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/4/2017	GBP	28,573	USD	35,740	$433
1/4/2017	GBP	28,576	USD	35,740	431
1/4/2017	GBP	28,576	USD	35,740	430
1/4/2017	USD	782	AUD	1,090	7
1/4/2017	USD	20,948	AUD	28,930	—
1/4/2017	USD	21,786	AUD	30,086	(1)
1/4/2017	USD	19,274	AUD	26,618	—
1/4/2017	USD	21,786	AUD	30,087	—
1/4/2017	USD	174	CHF	178	1
1/4/2017	USD	4,663	CHF	4,739	—
1/4/2017	USD	4,850	CHF	4,929	—
1/4/2017	USD	4,291	CHF	4,361	—
1/4/2017	USD	4,850	CHF	4,929	—
1/4/2017	USD	1,574	GBP	1,283	12
1/4/2017	USD	42,155	GBP	34,117	1
1/4/2017	USD	43,841	GBP	35,481	1
1/4/2017	USD	38,783	GBP	31,387	1
1/4/2017	USD	43,841	GBP	35,480	—
1/5/2017	JPY	689,029	EUR	5,600	(1)
1/5/2017	JPY	108,711	HKD	7,218	(1)
1/5/2017	JPY	19,905	NOK	1,470	—
1/5/2017	JPY	5,274	NZD	65	—
1/5/2017	JPY	17,754	SEK	1,383	—
1/5/2017	JPY	23,954	SGD	297	—
1/5/2017	JPY	5,532,269	USD	48,653	1,221
1/5/2017	JPY	7,261,102	USD	63,857	1,602
1/5/2017	JPY	7,261,243	USD	63,857	1,601
1/5/2017	JPY	7,260,170	USD	63,857	1,610
1/5/2017	JPY	7,261,843	USD	63,857	1,596
1/5/2017	JPY	30,000	USD	257	—
1/5/2017	NZD	1,763	USD	1,248	19
1/5/2017	NZD	2,311	USD	1,636	25
1/5/2017	NZD	2,311	USD	1,636	25
1/5/2017	NZD	2,311	USD	1,636	25
1/5/2017	NZD	2,311	USD	1,636	25
1/5/2017	SGD	4,104	USD	2,865	24
1/5/2017	SGD	5,384	USD	3,758	32
1/5/2017	SGD	5,383	USD	3,758	32
1/5/2017	SGD	5,383	USD	3,758	32
1/5/2017	SGD	5,383	USD	3,758	32
1/5/2017	USD	2,812	JPY	329,311	11
1/5/2017	USD	75,317	JPY	8,784,854	2
1/5/2017	USD	78,329	JPY	9,136,137	2
1/5/2017	USD	69,294	JPY	8,082,244	1
1/5/2017	USD	78,329	JPY	9,135,902	—
1/5/2017	USD	72	NZD	105	1
1/5/2017	USD	1,930	NZD	2,768	—
1/5/2017	USD	2,007	NZD	2,878	—
1/5/2017	USD	1,776	NZD	2,547	—
1/5/2017	USD	2,007	NZD	2,878	—
1/5/2017	USD	165	SGD	239	—
1/5/2017	USD	4,433	SGD	6,404	—
1/5/2017	USD	4,610	SGD	6,660	—
1/5/2017	USD	4,079	SGD	5,893	—
1/5/2017	USD	4,610	SGD	6,660	—
2/2/2017	AUD	29,434	USD	21,297	(1)
2/2/2017	AUD	30,609	USD	22,148	—
2/2/2017	AUD	27,081	USD	19,595	—
2/2/2017	AUD	30,611	USD	22,148	(1)
2/2/2017	CHF	4,993	USD	4,922	$(1)
2/2/2017	CHF	5,192	USD	5,118	—
2/2/2017	CHF	4,595	USD	4,530	(1)
2/2/2017	CHF	5,192	USD	5,118	(1)
2/2/2017	DKK	20,523	USD	2,916	—
2/2/2017	DKK	21,346	USD	3,033	—
2/2/2017	DKK	18,899	USD	2,685	—
2/2/2017	DKK	21,348	USD	3,033	—
2/2/2017	EUR	45,497	USD	48,059	—
2/2/2017	EUR	47,315	USD	49,981	1
2/2/2017	EUR	41,861	USD	44,215	(4)
2/2/2017	EUR	47,314	USD	49,981	3
2/2/2017	GBP	35,142	USD	43,453	(5)
2/2/2017	GBP	36,546	USD	45,191	(2)
2/2/2017	GBP	32,333	USD	39,978	(6)
2/2/2017	GBP	36,550	USD	45,191	(7)
2/2/2017	ILS	17,775	USD	4,621	(1)
2/2/2017	ILS	18,485	USD	4,806	—
2/2/2017	ILS	16,356	USD	4,252	(1)
2/2/2017	ILS	18,486	USD	4,806	—
2/2/2017	NOK	94,035	USD	10,926	(2)
2/2/2017	NOK	97,786	USD	11,363	—
2/2/2017	NOK	86,511	USD	10,052	(1)
2/2/2017	NOK	97,792	USD	11,363	(1)
2/2/2017	NZD	8,242	USD	5,741	—
2/2/2017	NZD	8,572	USD	5,971	—
2/2/2017	NZD	7,586	USD	5,284	—
2/2/2017	NZD	8,572	USD	5,971	(1)
2/2/2017	SEK	141,703	USD	15,624	(3)
2/2/2017	SEK	147,344	USD	16,249	—
2/2/2017	SEK	130,373	USD	14,377	—
2/2/2017	SEK	147,339	USD	16,249	1
2/3/2017	JPY	9,042,955	USD	77,653	(7)
2/3/2017	JPY	9,404,708	USD	80,759	(8)
2/3/2017	JPY	8,319,875	USD	71,441	(10)
2/3/2017	JPY	9,405,758	USD	80,759	(17)
2/3/2017	SGD	6,244	USD	4,321	—
2/3/2017	SGD	6,494	USD	4,494	—
2/3/2017	SGD	5,746	USD	3,976	—
2/3/2017	SGD	6,494	USD	4,494	(1)
					$13,058

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

50	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.4%
Japan – 99.4%
Air Freight & Logistics – 0.4%
Kintetsu World Express, Inc.	300	$4,169
Mitsui-Soko Holdings Co., Ltd.	1,000	2,949
Shibusawa Warehouse Co., Ltd. (The)	3,000	8,951
Yamato Holdings Co., Ltd.	300	6,113

Total Air Freight & Logistics		22,182
Airlines – 0.5%
ANA Holdings, Inc.	3,000	8,097
Japan Airlines Co., Ltd.	600	17,568

Total Airlines		25,665
Auto Components – 4.3%
Aisin Seiki Co., Ltd.	400	17,388
Bridgestone Corp.	1,500	54,195
Denso Corp.	1,400	60,772
Eagle Industry Co., Ltd.	300	3,994
Exedy Corp.	200	5,641
FCC Co., Ltd.	100	1,803
Keihin Corp.	200	3,512
Koito Manufacturing Co., Ltd.	100	5,307
NGK Spark Plug Co., Ltd.	300	6,682
Nifco, Inc.	100	5,290
NOK Corp.	300	6,086
Stanley Electric Co., Ltd.	200	5,479
Sumitomo Electric Industries Ltd.	1,000	14,460
Sumitomo Rubber Industries Ltd.	600	9,548
Tokai Rika Co., Ltd.	200	4,021
Toyoda Gosei Co., Ltd.	300	7,032
Toyota Boshoku Corp.	200	4,608
TS Tech Co., Ltd.	200	5,161
Yokohama Rubber Co., Ltd. (The)	300	5,391

Total Auto Components		226,370
Automobiles – 11.1%
Fuji Heavy Industries Ltd.	1,500	61,371
Honda Motor Co., Ltd.	2,900	84,910
Isuzu Motors Ltd.	1,200	15,237
Mazda Motor Corp.	500	8,197
Mitsubishi Motors Corp.	1,500	8,565
Nissan Motor Co., Ltd.	9,300	93,730
Suzuki Motor Corp.	400	14,109
Toyota Motor Corp.	4,730	278,929
Yamaha Motor Co., Ltd.	600	13,241

Total Automobiles		578,289
Banks – 11.4%
77 Bank Ltd. (The)	1,000	4,836
Aozora Bank Ltd.	3,000	10,623
Bank of Kyoto Ltd. (The)	1,000	7,442
Chiba Bank Ltd. (The)	1,000	6,147
Chugoku Bank Ltd. (The)	300	4,316
Daishi Bank Ltd. (The)	1,000	4,501
Ehime Bank Ltd. (The)	400	4,726
Investments	Shares	Value

Fukui Bank Ltd. (The)(a)	2,000	$5,059
Fukuoka Financial Group, Inc.	2,000	8,900
Gunma Bank Ltd. (The)	1,000	5,487
Hachijuni Bank Ltd. (The)	1,200	6,976
Hiroshima Bank Ltd. (The)	1,000	4,681
Hokuetsu Bank Ltd. (The)	100	2,269
Hokuhoku Financial Group, Inc.	400	6,917
Hyakujushi Bank Ltd. (The)	1,000	3,404
Iyo Bank Ltd. (The)	500	3,455
Juroku Bank Ltd. (The)	1,000	3,515
Keiyo Bank Ltd. (The)	1,000	4,544
Kyushu Financial Group, Inc.	500	3,399
Mebuki Financial Group, Inc.	2,170	8,056
Mitsubishi UFJ Financial Group, Inc.	25,500	157,458
Mizuho Financial Group, Inc.	58,300	104,869
Musashino Bank Ltd. (The)	200	5,770
Nishi-Nippon Financial Holdings, Inc.*	400	4,194
North Pacific Bank Ltd.	1,600	6,612
Ogaki Kyoritsu Bank Ltd. (The)	1,000	3,901
Oita Bank Ltd. (The)	2,000	7,493
Resona Holdings, Inc.	5,100	26,214
Senshu Ikeda Holdings, Inc.	1,000	4,621
Shizuoka Bank Ltd. (The)	1,000	8,419
Sumitomo Mitsui Financial Group, Inc.	3,300	126,189
Sumitomo Mitsui Trust Holdings, Inc.	700	25,105
Suruga Bank Ltd.	200	4,474

Total Banks		594,572
Beverages – 1.2%
Asahi Group Holdings Ltd.	400	12,655
Coca-Cola East Japan Co., Ltd.	200	4,417
Coca-Cola West Co., Ltd.	200	5,907
Ito En Ltd.	200	6,662
Kirin Holdings Co., Ltd.	1,100	17,933
Suntory Beverage & Food Ltd.	300	12,488

Total Beverages		60,062
Building Products – 1.3%
Aica Kogyo Co., Ltd.	200	5,290
Asahi Glass Co., Ltd.	2,000	13,649
Daikin Industries Ltd.	200	18,408
LIXIL Group Corp.	700	15,928
Sanwa Holdings Corp.	400	3,824
TOTO Ltd.	200	7,931

Total Building Products		65,030
Capital Markets – 2.1%
Daiwa Securities Group, Inc.	4,000	24,703
Ichiyoshi Securities Co., Ltd.	300	2,307
IwaiCosmo Holdings, Inc.	400	3,759
Japan Exchange Group, Inc.	1,100	15,750
kabu.com Securities Co., Ltd.	1,200	4,136
Matsui Securities Co., Ltd.	700	6,044
Nomura Holdings, Inc.	5,900	34,858
Okasan Securities Group, Inc.	1,000	6,190
SBI Holdings, Inc.	400	5,100

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	51

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2016

Investments	Shares	Value

Tokai Tokyo Financial Holdings, Inc.	1,200	$6,399

Total Capital Markets		109,246
Chemicals – 4.4%
Asahi Kasei Corp.	2,000	17,482
DIC Corp.	200	6,087
Hitachi Chemical Co., Ltd.	300	7,518
JSR Corp.	500	7,901
Kaneka Corp.	1,000	8,162
Kansai Paint Co., Ltd.	200	3,692
Kuraray Co., Ltd.	600	9,033
Lintec Corp.	200	4,378
Mitsubishi Chemical Holdings Corp.	2,100	13,648
Mitsubishi Gas Chemical Co., Inc.	500	8,552
Mitsui Chemicals, Inc.	1,000	4,501
Nihon Parkerizing Co., Ltd.	300	3,526
Nippon Paint Holdings Co., Ltd.	200	5,462
Nippon Shokubai Co., Ltd.	100	6,259
Nippon Valqua Industries Ltd.	500	6,589
Nissan Chemical Industries Ltd.	200	6,696
Nitto Denko Corp.	200	15,380
Shin-Etsu Chemical Co., Ltd.	400	31,095
Showa Denko K.K.	500	7,176
Sumitomo Chemical Co., Ltd.	2,000	9,534
Taiyo Holdings Co., Ltd.	100	3,897
Taiyo Nippon Sanso Corp.	500	5,804
Teijin Ltd.	200	4,062
Toagosei Co., Ltd.	400	3,947
Toray Industries, Inc.	1,000	8,113
Tosoh Corp.	1,000	7,091
Toyo Ink SC Holdings Co., Ltd.	1,000	4,587
Toyobo Co., Ltd.	2,000	2,984
Ube Industries Ltd.	2,000	4,201

Total Chemicals		227,357
Commercial Services & Supplies – 0.9%
Dai Nippon Printing Co., Ltd.	1,000	9,903
Kokuyo Co., Ltd.	200	2,306
Okamura Corp.	400	3,604
Park24 Co., Ltd.	200	5,436
Secom Co., Ltd.	200	14,658
Toppan Printing Co., Ltd.	1,000	9,568

Total Commercial Services & Supplies		45,475
Construction & Engineering – 1.1%
COMSYS Holdings Corp.	200	3,671
Kajima Corp.	1,000	6,936
Kinden Corp.	400	5,000
Kyowa Exeo Corp.	300	4,326
Obayashi Corp.	900	8,619
Shimizu Corp.	1,000	9,166
Taikisha Ltd.	200	4,887
Taisei Corp.	1,000	7,014
Toda Corp.	1,000	5,290

Total Construction & Engineering		54,909
Investments	Shares	Value

Construction Materials – 0.1%
Taiheiyo Cement Corp.	2,000	$6,345
Containers & Packaging – 0.0%
Toyo Seikan Group Holdings Ltd.	100	1,871
Distributors – 0.2%
Canon Marketing Japan, Inc.	200	3,371
Paltac Corp.	200	4,736

Total Distributors		8,107
Diversified Financial Services – 0.1%
IBJ Leasing Co., Ltd.	300	6,718
Diversified Telecommunication Services – 2.2%
Nippon Telegraph & Telephone Corp.	2,700	113,709
Electric Utilities – 0.7%
Chubu Electric Power Co., Inc.	700	9,800
Chugoku Electric Power Co., Inc. (The)	800	9,404
Hokuriku Electric Power Co.	500	5,616
Shikoku Electric Power Co., Inc.	500	5,076
Tohoku Electric Power Co., Inc.	500	6,332

Total Electric Utilities		36,228
Electrical Equipment – 1.5%
Fuji Electric Co., Ltd.	1,000	5,196
Furukawa Electric Co., Ltd.	100	2,932
GS Yuasa Corp.	1,000	4,167
Idec Corp.	700	6,554
Mabuchi Motor Co., Ltd.	100	5,230
Mitsubishi Electric Corp.	2,400	33,530
Nidec Corp.	200	17,293
Nitto Kogyo Corp.	300	4,103

Total Electrical Equipment		79,005
Electronic Equipment, Instruments & Components – 3.3%
Alps Electric Co., Ltd.	200	4,846
Amano Corp.	200	3,520
Azbil Corp.	200	5,642
Canon Electronics, Inc.	300	4,532
Dexerials Corp.	400	3,810
Enplas Corp.	100	2,958
Hamamatsu Photonics K.K.	200	5,273
Hitachi High-Technologies Corp.	200	8,085
Hitachi Ltd.	7,000	37,930
Kyocera Corp.	400	19,932
Kyosan Electric Manufacturing Co., Ltd.	1,000	3,378
Macnica Fuji Electronics Holdings, Inc.	300	3,959
Murata Manufacturing Co., Ltd.	200	26,836
Nippon Electric Glass Co., Ltd.	1,000	5,419
Oki Electric Industry Co., Ltd.	200	2,816
Omron Corp.	300	11,536
Satori Electric Co., Ltd.	600	3,750
TDK Corp.	100	6,893
Yaskawa Electric Corp.	300	4,676
Yokogawa Electric Corp.	400	5,806

Total Electronic Equipment, Instruments & Components		171,597

See Notes to Financial Statements.

52	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2016

Investments	Shares	Value

Food & Staples Retailing – 1.9%
Aeon Co., Ltd.	800	$11,359
Arcs Co., Ltd.	200	4,515
Axial Retailing, Inc.	100	3,447
Cawachi Ltd.	200	4,998
FamilyMart UNY Holdings Co., Ltd.	255	17,009
Lawson, Inc.	200	14,078
Seven & I Holdings Co., Ltd.	900	34,361
Sundrug Co., Ltd.	100	6,936

Total Food & Staples Retailing		96,703
Food Products – 0.8%
Ajinomoto Co., Inc.	400	8,073
Kewpie Corp.	200	4,872
Megmilk Snow Brand Co., Ltd.	100	2,761
MEIJI Holdings Co., Ltd.	100	7,853
Nissin Foods Holdings Co., Ltd.	100	5,264
Toyo Suisan Kaisha Ltd.	200	7,262
Yakult Honsha Co., Ltd.	100	4,647

Total Food Products		40,732
Gas Utilities – 0.6%
Osaka Gas Co., Ltd.	3,000	11,564
Saibu Gas Co., Ltd.	2,000	4,321
Tokyo Gas Co., Ltd.	3,000	13,604

Total Gas Utilities		29,489
Health Care Equipment & Supplies – 0.7%
Hoya Corp.	400	16,842
Nihon Kohden Corp.	100	2,218
Nipro Corp.	400	4,383
Sysmex Corp.	100	5,805
Terumo Corp.	200	7,399

Total Health Care Equipment & Supplies		36,647
Health Care Providers & Services – 0.4%
Alfresa Holdings Corp.	200	3,316
Medipal Holdings Corp.	200	3,160
Miraca Holdings, Inc.	100	4,501
Ship Healthcare Holdings, Inc.	100	2,572
Suzuken Co., Ltd.	200	6,551

Total Health Care Providers & Services		20,100
Health Care Technology – 0.1%
M3, Inc.	100	2,525
Hotels, Restaurants & Leisure – 0.5%
Accordia Golf Co., Ltd.	500	5,153
McDonald’s Holdings Co., Japan Ltd.(a)	200	5,247
Oriental Land Co., Ltd.	100	5,664
Round One Corp.	600	4,167
Skylark Co., Ltd.	400	5,295

Total Hotels, Restaurants & Leisure		25,526
Household Durables – 2.2%
Fuji Corp., Ltd.	800	5,165
Haseko Corp.	200	2,039
Iida Group Holdings Co., Ltd.	400	7,603
Investments	Shares	Value

Nihon House Holdings Co., Ltd.	1,200	$5,082
Nikon Corp.	300	4,674
Panasonic Corp.	3,500	35,695
Sangetsu Corp.	200	3,476
Sekisui Chemical Co., Ltd.	600	9,589
Sekisui House Ltd.	1,200	20,016
Sony Corp.	500	14,039
Starts Corp., Inc.	200	3,392
Sumitomo Forestry Co., Ltd.	200	2,654

Total Household Durables		113,424
Household Products – 0.2%
Pigeon Corp.	200	5,126
Unicharm Corp.	300	6,578

Total Household Products		11,704
Industrial Conglomerates – 0.1%
Nisshinbo Holdings, Inc.	400	3,869
Seibu Holdings, Inc.	200	3,594

Total Industrial Conglomerates		7,463
Insurance – 4.4%
Dai-ichi Life Holdings, Inc.	1,700	28,364
Japan Post Holdings Co., Ltd.	4,300	53,789
Japan Post Insurance Co., Ltd.	800	17,168
MS&AD Insurance Group Holdings, Inc.	1,000	31,071
Sompo Holdings, Inc.	600	20,371
Sony Financial Holdings, Inc.	1,000	15,639
T&D Holdings, Inc.	1,100	14,576
Tokio Marine Holdings, Inc.	1,200	49,344

Total Insurance		230,322
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	400	3,929
Start Today Co., Ltd.	300	5,193

Total Internet & Catalog Retail		9,122
Internet Software & Services – 0.6%
GMO Internet, Inc.	200	2,562
Kakaku.com, Inc.	100	1,658
Mixi, Inc.	200	7,322
Yahoo Japan Corp.	5,500	21,173

Total Internet Software & Services		32,715
IT Services – 1.0%
Fujitsu Ltd.	2,000	11,137
Itochu Techno-Solutions Corp.	200	5,213
Nomura Research Institute Ltd.	220	6,715
NS Solutions Corp.	200	3,608
NTT Data Corp.	200	9,688
Obic Co., Ltd.	100	4,381
Otsuka Corp.	100	4,681
SCSK Corp.	100	3,507
Transcosmos, Inc.	200	4,685

Total IT Services		53,615

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	53

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2016

Investments	Shares	Value

Leisure Products – 0.7%
Bandai Namco Holdings, Inc.	300	$8,295
Heiwa Corp.	300	6,873
Sankyo Co., Ltd.	200	6,473
Sega Sammy Holdings, Inc.	700	10,437
Yamaha Corp.	200	6,122

Total Leisure Products		38,200
Machinery – 5.9%
Alinco, Inc.	600	5,417
Amada Holdings Co., Ltd.	700	7,832
Daifuku Co., Ltd.	200	4,275
DMG Mori Co., Ltd.	200	2,432
Ebara Corp.	200	5,710
FANUC Corp.	300	50,967
Giken Ltd.	200	3,258
Hino Motors Ltd.	1,100	11,223
Hitachi Construction Machinery Co., Ltd.	300	6,510
Hoshizaki Corp.	100	7,931
JTEKT Corp.	600	9,620
Kawasaki Heavy Industries Ltd.	3,000	9,440
Komatsu Ltd.	1,600	36,318
Kubota Corp.	1,200	17,166
Kurita Water Industries Ltd.	200	4,414
Makita Corp.	200	13,426
Minebea Co., Ltd.	700	6,578
Mitsubishi Heavy Industries Ltd.	5,000	22,832
Miura Co., Ltd.	200	3,045
Nabtesco Corp.	200	4,662
Nachi-Fujikoshi Corp.	1,000	4,347
Noritake Co., Ltd.	300	7,323
NSK Ltd.	1,200	13,931
NTN Corp.	2,000	8,111
OSG Corp.	200	3,947
Shinmaywa Industries Ltd.	1,000	9,011
Sodick Co., Ltd.	400	3,320
Sumitomo Heavy Industries Ltd.	2,000	12,912
Tadano Ltd.	400	5,048
THK Co., Ltd.	200	4,434

Total Machinery		305,440
Marine – 0.1%
Mitsui OSK Lines Ltd.	2,000	5,556
Media – 0.6%
CyberAgent, Inc.	200	4,952
Daiichikosho Co., Ltd.	100	3,961
Dentsu, Inc.	200	9,431
Hakuhodo DY Holdings, Inc.	500	6,173
Toho Co., Ltd.	200	5,668

Total Media		30,185
Metals & Mining – 1.8%
Daido Steel Co., Ltd.	1,000	4,150
Dowa Holdings Co., Ltd.	1,000	7,665
Hitachi Metals Ltd.	600	8,148
JFE Holdings, Inc.	700	10,683
Investments	Shares	Value

Mitsubishi Materials Corp.	300	$9,234
Mitsui Mining & Smelting Co., Ltd.	1,000	2,538
Nippon Light Metal Holdings Co., Ltd.	1,600	3,388
Nippon Steel & Sumitomo Metal Corp.	1,100	24,587
Nisshin Steel Co., Ltd.	200	2,471
Sumitomo Metal Mining Co., Ltd.	1,000	12,921
Yamato Kogyo Co., Ltd.	200	5,616

Total Metals & Mining		91,401
Multiline Retail – 0.5%
Isetan Mitsukoshi Holdings Ltd.	400	4,321
Izumi Co., Ltd.	100	4,321
J. Front Retailing Co., Ltd.	600	8,103
Marui Group Co., Ltd.	200	2,927
Takashimaya Co., Ltd.	1,000	8,265

Total Multiline Retail		27,937
Oil, Gas & Consumable Fuels – 0.9%
Idemitsu Kosan Co., Ltd.	200	5,324
JX Holdings, Inc.	5,600	23,752
Showa Shell Sekiyu K.K.	1,000	9,320
TonenGeneral Sekiyu K.K.	1,000	10,563

Total Oil, Gas & Consumable Fuels		48,959
Paper & Forest Products – 0.2%
Nippon Paper Industries Co., Ltd.	200	3,395
Oji Holdings Corp.	2,000	8,162

Total Paper & Forest Products		11,557
Personal Products – 0.6%
Kao Corp.	400	19,003
Pola Orbis Holdings, Inc.	100	8,274
Shiseido Co., Ltd.	200	5,073

Total Personal Products		32,350
Pharmaceuticals – 4.8%
Astellas Pharma, Inc.	2,400	33,407
Chugai Pharmaceutical Co., Ltd.	500	14,382
Daiichi Sankyo Co., Ltd.	1,100	22,554
Eisai Co., Ltd.	400	23,005
Hisamitsu Pharmaceutical Co., Inc.	100	5,016
Kaken Pharmaceutical Co., Ltd.	100	5,316
KYORIN Holdings, Inc.	200	4,299
Kyowa Hakko Kirin Co., Ltd.	400	5,542
Mitsubishi Tanabe Pharma Corp.	800	15,728
Ono Pharmaceutical Co., Ltd.	200	4,382
Otsuka Holdings Co., Ltd.	600	26,200
Santen Pharmaceutical Co., Ltd.	400	4,904
Shionogi & Co., Ltd.	200	9,601
Sumitomo Dainippon Pharma Co., Ltd.	400	6,893
Takeda Pharmaceutical Co., Ltd.	1,600	66,326
Tsumura & Co.	100	2,761

Total Pharmaceuticals		250,316
Professional Services – 0.5%
Recruit Holdings Co., Ltd.	500	20,106
TechnoPro Holdings, Inc.	200	6,430

Total Professional Services		26,536

See Notes to Financial Statements.

54	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2016

Investments	Shares	Value

Real Estate Management & Development – 2.0%
Aeon Mall Co., Ltd.	200	$2,819
Airport Facilities Co., Ltd.	1,000	4,930
Daito Trust Construction Co., Ltd.	100	15,073
Daiwa House Industry Co., Ltd.	900	24,662
Hulic Co., Ltd.	600	5,345
Mitsui Fudosan Co., Ltd.	1,000	23,192
Nomura Real Estate Holdings, Inc.	400	6,818
NTT Urban Development Corp.	400	3,529
Open House Co., Ltd.	100	2,383
Sumitomo Real Estate Sales Co., Ltd.	200	4,673
Sun Frontier Fudousan Co., Ltd.	200	1,766
Tokyo Tatemono Co., Ltd.	400	5,360
Tokyu Fudosan Holdings Corp.	900	5,324

Total Real Estate Management & Development		105,874
Road & Rail – 1.9%
Central Japan Railway Co.	100	16,487
East Japan Railway Co.	300	25,978
Hankyu Hanshin Holdings, Inc.	200	6,430
Kintetsu Group Holdings Co., Ltd.	1,000	3,824
Nagoya Railroad Co., Ltd.	1,000	4,844
Nikkon Holdings Co., Ltd.	200	4,184
Nippon Express Co., Ltd.	1,000	5,393
Seino Holdings Co., Ltd.	400	4,452
Senko Co., Ltd.	600	4,059
Tobu Railway Co., Ltd.	1,000	4,973
Tokyu Corp.	1,000	7,365
West Japan Railway Co.	200	12,300

Total Road & Rail		100,289
Semiconductors & Semiconductor Equipment – 1.0%
Advantest Corp.	400	6,749
Disco Corp.	100	12,141
Mimasu Semiconductor Industry Co., Ltd.	300	4,259
Sumco Corp.	500	6,473
Tokyo Electron Ltd.	200	18,939
Tokyo Seimitsu Co., Ltd.	200	5,942

Total Semiconductors & Semiconductor Equipment		54,503
Software – 0.8%
Capcom Co., Ltd.	100	2,358
GungHo Online Entertainment, Inc.(a)	1,300	2,775
Konami Holdings Corp.	200	8,093
Nexon Co., Ltd.	200	2,905
NSD Co., Ltd.	200	3,150
Oracle Corp.	200	10,100
Square Enix Holdings Co., Ltd.	200	5,153
Trend Micro, Inc.	200	7,125

Total Software		41,659
Specialty Retail – 2.0%
ABC-Mart, Inc.	100	5,676
Aoyama Trading Co., Ltd.	200	6,979
DCM Holdings Co., Ltd.	500	4,450
Fast Retailing Co., Ltd.	100	35,864
Investments	Shares	Value

Hikari Tsushin, Inc.	100	$9,337
K’s Holdings Corp.	200	3,510
Kohnan Shoji Co., Ltd.	200	3,776
PAL GROUP Holdings Co., Ltd.	100	2,380
Sanrio Co., Ltd.	400	7,565
Shimachu Co., Ltd.	200	5,341
T-Gaia Corp.	400	6,526
USS Co., Ltd.	400	6,386
Yamada Denki Co., Ltd.	1,200	6,482

Total Specialty Retail		104,272
Technology Hardware, Storage & Peripherals – 3.1%
Brother Industries Ltd.	500	9,041
Canon, Inc.(a)	3,300	93,227
FUJIFILM Holdings Corp.	400	15,210
Konica Minolta, Inc.	900	8,959
NEC Corp.	3,000	7,973
Ricoh Co., Ltd.	1,400	11,859
Seiko Epson Corp.	800	16,976

Total Technology Hardware, Storage & Peripherals		163,245
Textiles, Apparel & Luxury Goods – 0.1%
Asics Corp.	200	4,004
Seiko Holdings Corp.	1,000	3,549

Total Textiles, Apparel & Luxury Goods		7,553
Tobacco – 1.8%
Japan Tobacco, Inc.	2,800	92,281
Trading Companies & Distributors – 5.0%
Inaba Denki Sangyo Co., Ltd.	100	3,451
ITOCHU Corp.	3,200	42,581
Japan Pulp & Paper Co., Ltd.	2,000	6,310
Marubeni Corp.	3,800	21,594
MISUMI Group, Inc.	200	3,299
Mitsubishi Corp.	2,300	49,102
Mitsui & Co., Ltd.	4,600	63,379
Shinsho Corp.	400	8,334
Sojitz Corp.	2,200	5,357
Sumitomo Corp.	3,100	36,559
Toyota Tsusho Corp.	500	13,053
Yamazen Corp.(a)	500	4,188
Yuasa Trading Co., Ltd.	200	5,004

Total Trading Companies & Distributors		262,211
Transportation Infrastructure – 0.1%
Japan Airport Terminal Co., Ltd.	100	3,622
Wireless Telecommunication Services – 4.5%
KDDI Corp.	3,200	81,197
NTT DOCOMO, Inc.	5,500	125,575
SoftBank Group Corp.	400	26,630

Total Wireless Telecommunication Services		233,402
TOTAL COMMON STOCKS (Cost: $4,666,993)		5,180,172

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	55

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2016

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
United States – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $100,704)(c)	100,704	$100,704
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $4,767,697)		5,280,876
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.3)%		(67,168)

NET ASSETS – 100.0%		$5,213,708

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $95,892 and the total market value of the collateral held by the Fund was $100,704.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/5/2017	JPY	77,423,116	USD	680,890	$17,083
1/5/2017	JPY	101,617,915	USD	893,668	22,421
1/5/2017	JPY	101,619,881	USD	893,668	22,404
1/5/2017	JPY	101,604,868	USD	893,668	22,533
1/5/2017	JPY	101,628,282	USD	893,668	22,332
1/5/2017	USD	48,688	JPY	5,703,497	212
1/5/2017	USD	1,051,718	JPY	122,670,704	31
1/5/2017	USD	1,093,787	JPY	127,577,128	28
1/5/2017	USD	967,582	JPY	112,855,861	16
1/5/2017	USD	1,093,787	JPY	127,573,846	—
2/3/2017	JPY	126,575,413	USD	1,086,919	(103)
2/3/2017	JPY	131,639,135	USD	1,130,396	(113)
2/3/2017	JPY	116,454,040	USD	999,966	(135)
2/3/2017	JPY	131,653,830	USD	1,130,396	(239)
					$106,470

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

56	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Brazil – 6.6%
AES Tiete Energia S.A.	602	$2,589
Alupar Investimento S.A.	855	4,492
Ambev S.A.	10,459	52,702
Banco Bradesco S.A.	2,406	21,541
Banco do Brasil S.A.	2,820	24,338
Banco Santander Brasil S.A.	3,318	30,104
BB Seguridade Participacoes S.A.	2,608	22,677
BM&FBovespa S.A.	1,605	8,137
BRF S.A.	600	8,895
CCR S.A.	2,711	13,294
CETIP S.A. – Mercados Organizados	400	5,481
Cia de Saneamento Basico do Estado de Sao Paulo	202	1,787
Cia Hering	602	2,797
Cielo S.A.	1,403	12,023
Cosan S.A. Industria e Comercio	400	4,689
Engie Brasil Energia S.A.	1,003	10,786
Equatorial Energia S.A.	200	3,343
Ez Tec Empreendimentos e Participacoes S.A.	632	3,039
Fibria Celulose S.A.	100	980
Gerdau S.A.	600	1,456
Grendene S.A.	602	3,252
Itau Unibanco Holding S.A.	1,683	15,513
JBS S.A.	2,804	9,821
Klabin S.A.	602	3,278
Kroton Educacional S.A.	803	3,289
Localiza Rent a Car S.A.	200	2,103
Lojas Renner S.A.	400	2,848
Mahle-Metal Leve S.A.	400	2,551
MRV Engenharia e Participacoes S.A.	1,003	3,371
Multiplan Empreendimentos Imobiliarios S.A.	200	3,649
Multiplus S.A.	400	4,154
Natura Cosmeticos S.A.	103	729
Odontoprev S.A.	1,003	3,883
Porto Seguro S.A.	400	3,306
Raia Drogasil S.A.	200	3,760
Smiles S.A.	400	5,497
Sul America S.A.	200	1,106
TIM Participacoes S.A.	1,605	3,861
TOTVS S.A.	400	2,954
Transmissora Alianca de Energia Eletrica S.A.	1,203	7,666
Ultrapar Participacoes S.A.	400	8,412
Vale S.A.	1,825	14,399
WEG S.A.	1,203	5,729

Total Brazil		350,281
Chile – 2.2%
AES Gener S.A.	22,833	8,155
Aguas Andinas S.A. Class A	11,296	5,881
Banco de Chile	84,385	9,890
Banco de Credito e Inversiones	94	4,757
Banco Santander Chile	193,950	10,789
CAP S.A.	849	6,042
Cencosud S.A.	3,334	9,358
Investments	Shares	Value

Cia Cervecerias Unidas S.A.	272	$2,841
Colbun S.A.	9,379	1,845
Empresas CMPC S.A.	1,063	2,173
Empresas COPEC S.A.	1,161	11,126
Enel Americas S.A.	51,002	8,290
Enel Chile S.A.	44,715	4,140
Enel Generacion Chile S.A.	3,026	1,997
Inversiones Aguas Metropolitanas S.A.	2,138	3,084
Inversiones La Construccion S.A.	218	2,848
Itau CorpBanca	503,168	4,220
Ripley Corp. S.A.	7,289	4,346
S.A.C.I. Falabella	1,195	9,455
Sociedad Matriz del Banco de Chile S.A. Class B	8,995	2,926
SONDA S.A.	1,369	2,431

Total Chile		116,594
China – 22.5%
AAC Technologies Holdings, Inc.	1,000	9,087
Agricultural Bank of China Ltd. Class H	40,000	16,406
Air China Ltd. Class H	2,000	1,277
Anhui Conch Cement Co., Ltd. Class H(a)	2,000	5,443
ANTA Sports Products Ltd.	2,000	5,972
BAIC Motor Corp., Ltd. Class H(b)	3,000	2,670
Bank of China Ltd. Class H	100,000	44,369
Bank of Communications Co., Ltd. Class H	38,000	27,496
Beijing Enterprises Holdings Ltd.	1,000	4,727
Beijing Enterprises Water Group Ltd.*	4,000	2,662
Belle International Holdings Ltd.	22,000	12,372
Brilliance China Automotive Holdings Ltd.	4,000	5,510
Central China Securities Co., Ltd. Class H	2,000	1,094
China CITIC Bank Corp., Ltd. Class H	10,000	6,359
China Communications Construction Co., Ltd. Class H	2,000	2,301
China Conch Venture Holdings Ltd.	2,000	3,560
China Construction Bank Corp. Class H	286,000	220,223
China Everbright Bank Co., Ltd. Class H	8,000	3,642
China Everbright International Ltd.	2,000	2,267
China Evergrande Group	20,000	12,459
China Galaxy Securities Co., Ltd. Class H	3,000	2,705
China Gas Holdings Ltd.	4,000	5,427
China Greenland Broad Greenstate Group Co., Ltd.	8,000	1,331
China Hongqiao Group Ltd.	11,000	9,676
China International Marine Containers Group Co., Ltd. Class H	1,600	2,311
China Jinmao Holdings Group Ltd.	16,000	4,313
China Lesso Group Holdings Ltd.	2,000	1,298
China Life Insurance Co., Ltd. Class H	4,000	10,422
China Lilang Ltd.	4,000	2,255
China Medical System Holdings Ltd.	2,000	3,168
China Mengniu Dairy Co., Ltd.	2,000	3,854
China Merchants Bank Co., Ltd. Class H	3,000	7,035
China Merchants Port Holdings Co., Ltd.	2,055	5,100
China Minsheng Banking Corp., Ltd. Class H	4,000	4,277
China Mobile Ltd.	17,000	180,236
China National Building Material Co., Ltd. Class H	4,000	1,945

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	57

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2016

Investments	Shares	Value

China Oilfield Services Ltd. Class H	4,000	$3,715
China Overseas Land & Investment Ltd.	6,000	15,903
China Pacific Insurance Group Co., Ltd. Class H	1,200	4,187
China Petroleum & Chemical Corp. Class H	32,000	22,700
China Power International Development Ltd.	17,000	6,161
China Power New Energy Development Co., Ltd.	2,000	1,055
China Resources Cement Holdings Ltd.	12,000	4,659
China Resources Land Ltd.	4,000	8,998
China Resources Power Holdings Co., Ltd.	8,000	12,712
China Shenhua Energy Co., Ltd. Class H	5,000	9,416
China Shineway Pharmaceutical Group Ltd.	2,000	2,270
China South City Holdings Ltd.	12,000	2,507
China State Construction International Holdings Ltd.	4,000	5,985
China Telecom Corp., Ltd. Class H	8,000	3,694
China Travel International Investment Hong Kong Ltd.	8,000	2,198
China Unicom Hong Kong Ltd.	12,000	13,976
China Vanke Co., Ltd. Class H	1,000	2,283
China Yongda Automobiles Services Holdings Ltd.	2,000	1,006
China Zhongwang Holdings Ltd.	9,600	4,086
CIFI Holdings Group Co., Ltd.	12,000	3,235
CITIC Ltd.	22,000	31,497
CITIC Securities Co., Ltd. Class H	1,000	2,033
CITIC Telecom International Holdings Ltd.	6,000	1,803
CNOOC Ltd.	46,000	57,551
Cosmo Lady China Holdings Co., Ltd.(b)	2,000	774
Country Garden Holdings Co., Ltd.	36,000	20,152
CPMC Holdings Ltd.	2,000	980
CRRC Corp., Ltd. Class H	2,000	1,795
CSPC Pharmaceutical Group Ltd.	4,000	4,272
Dali Foods Group Co., Ltd.(b)	10,000	5,288
Far East Horizon Ltd.	4,000	3,431
FIH Mobile Ltd.	18,000	5,688
Fosun International Ltd.	2,000	2,832
GF Securities Co., Ltd. Class H	600	1,252
Golden Eagle Retail Group Ltd.(a)	2,000	2,848
Guangdong Investment Ltd.	4,000	5,283
Guangzhou Automobile Group Co., Ltd. Class H	4,000	4,839
Guotai Junan International Holdings Ltd.	8,000	2,466
Haitian International Holdings Ltd.	2,000	3,926
Haitong Securities Co., Ltd. Class H	1,600	2,745
Hengan International Group Co., Ltd.	1,000	7,345
Huadian Power International Corp., Ltd. Class H	4,000	1,811
Huaneng Power International, Inc. Class H	14,000	9,281
Huishang Bank Corp., Ltd. Class H	6,000	3,057
Industrial & Commercial Bank of China Ltd. Class H	100,000	59,976
Intime Retail Group Co., Ltd.†	3,000	2,720
Kunlun Energy Co., Ltd.	8,000	5,985
KWG Property Holding Ltd.	5,000	2,838
Lee & Man Paper Manufacturing Ltd.	6,000	4,659
Lenovo Group Ltd.	12,000	7,274
Longfor Properties Co., Ltd.	4,000	5,077
MGM China Holdings Ltd.	400	830
Nine Dragons Paper Holdings Ltd.	4,000	3,627
Investments	Shares	Value

People’s Insurance Co. Group of China Ltd. (The) Class H	2,000	$789
PetroChina Co., Ltd. Class H	20,000	14,910
Ping An Insurance Group Co. of China Ltd. Class H	3,000	15,013
Shanghai Industrial Holdings Ltd.	2,000	5,417
Shengjing Bank Co., Ltd. Class H(b)	1,000	1,019
Shenzhen International Holdings Ltd.	3,000	4,372
Shenzhen Investment Ltd.	8,000	3,209
Shenzhou International Group Holdings Ltd.	2,000	12,653
Shimao Property Holdings Ltd.	5,000	6,539
Shui On Land Ltd.	12,000	2,585
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	2,229
Sino-Ocean Group Holding Ltd.	9,000	4,028
Sinopec Engineering Group Co., Ltd. Class H	3,000	2,503
Sinopharm Group Co., Ltd. Class H	800	3,297
SITC International Holdings Co., Ltd.	2,000	1,218
Skyworth Digital Holdings Ltd.	4,000	2,280
Sun Art Retail Group Ltd.	7,000	6,139
Sunac China Holdings Ltd.	4,000	3,328
Tencent Holdings Ltd.	600	14,680
Tingyi Cayman Islands Holding Corp.	4,000	4,865
Want Want China Holdings Ltd.(a)	10,000	6,410
WH Group Ltd.(b)	10,000	8,087
Xingda International Holdings Ltd.	12,000	5,433
Xinyi Glass Holdings Ltd.*	4,000	3,271
Xinyi Solar Holdings Ltd.*	8,000	2,600
XTEP International Holdings Ltd.	5,000	2,102
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(b)	800	1,599
Yingde Gases Group Co., Ltd.†	7,000	2,591
Yuexiu Property Co., Ltd.	28,000	3,828
Yuexiu Transport Infrastructure Ltd.	4,000	2,507
Zhejiang Expressway Co., Ltd. Class H	4,000	3,818
Zijin Mining Group Co., Ltd. Class H	8,000	2,580

Total China		1,197,829
Czech Republic – 0.8%
CEZ AS	1,569	26,336
Komercni Banka AS	290	10,018
O2 Czech Republic AS	681	6,906

Total Czech Republic		43,260
Hong Kong – 0.5%
Chow Tai Fook Jewellery Group Ltd.	7,600	5,813
CP Pokphand Co., Ltd.	36,000	4,457
Kerry Logistics Network Ltd.	2,000	2,523
Kingboard Chemical Holdings Ltd.	2,000	6,062
Kingboard Laminates Holdings Ltd.	6,000	5,897

Total Hong Kong		24,752
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	130	9,161
OTP Bank PLC	224	6,425

Total Hungary		15,586

See Notes to Financial Statements.

58	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2016

Investments	Shares	Value

India – 2.6%
Ambuja Cements Ltd.	444	$1,350
Asian Paints Ltd.	118	1,549
Axis Bank Ltd. GDR Reg S	90	2,952
Bajaj Auto Ltd.	40	1,551
Bharat Petroleum Corp., Ltd.	296	2,772
Bharti Airtel Ltd.	350	1,576
Bharti Infratel Ltd.	164	830
Cadila Healthcare Ltd.	339	1,781
Coal India Ltd.	2,444	10,803
Cummins India Ltd.	142	1,713
GAIL India Ltd.	278	1,799
HCL Technologies Ltd.	318	3,879
Hero MotoCorp Ltd.	58	2,601
Hindustan Petroleum Corp., Ltd.	240	1,561
Hindustan Unilever Ltd.	408	4,968
ICICI Bank Ltd. ADR	801	6,000
Idea Cellular Ltd.	895	978
Indian Oil Corp., Ltd.	308	1,475
Infosys Ltd. ADR	1,036	15,364
ITC Ltd.	1,605	5,715
Larsen & Toubro Ltd. GDR Reg S	176	3,502
Lupin Ltd.	66	1,446
Mahindra & Mahindra Ltd. GDR	168	2,957
NTPC Ltd.	1,049	2,546
Oil & Natural Gas Corp., Ltd.	2,936	8,276
Power Grid Corp. of India Ltd.	380	1,027
Reliance Industries Ltd. GDR(b)	324	10,222
Reliance Infrastructure Ltd.	178	1,225
State Bank of India GDR Reg S	200	7,350
Sun Pharmaceutical Industries Ltd.	198	1,838
Tata Consultancy Services Ltd.	234	8,156
Tata Power Co., Ltd.	1,465	1,638
Tech Mahindra Ltd.	218	1,570
Torrent Power Ltd.	434	1,145
UPL Ltd.	204	1,945
Vedanta Ltd. ADR	602	7,477
Wipro Ltd. ADR	200	1,936
Yes Bank Ltd.	118	2,011
Zee Entertainment Enterprises Ltd.	256	1,709

Total India		139,193
Indonesia – 3.5%
Adaro Energy Tbk PT	34,400	4,328
AKR Corporindo Tbk PT	4,800	2,138
Astra Agro Lestari Tbk PT	2,422	3,016
Astra International Tbk PT	26,300	16,154
Bank Central Asia Tbk PT	7,400	8,514
Bank Danamon Indonesia Tbk PT	8,600	2,368
Bank Negara Indonesia Persero Tbk PT	16,200	6,644
Bank Rakyat Indonesia Persero Tbk PT	16,800	14,559
Bank Tabungan Negara Persero Tbk PT	8,000	1,033
Charoen Pokphand Indonesia Tbk PT	3,400	780
Global Mediacom Tbk PT	12,600	575
Investments	Shares	Value

Gudang Garam Tbk PT	1,200	$5,692
Hanjaya Mandala Sampoerna Tbk PT	90,700	25,784
Indo Tambangraya Megah Tbk PT	5,200	6,513
Indofood CBP Sukses Makmur Tbk PT	6,800	4,328
Indofood Sukses Makmur Tbk PT	11,400	6,706
Jasa Marga Persero Tbk PT	6,200	1,988
Kalbe Farma Tbk PT	26,800	3,014
Lippo Karawaci Tbk PT	17,400	930
Matahari Department Store Tbk PT	2,400	2,694
Matahari Putra Prima Tbk PT	10,200	1,120
Media Nusantara Citra Tbk PT	26,200	3,413
Mitra Keluarga Karyasehat Tbk PT	5,000	954
Pakuwon Jati Tbk PT	24,200	1,015
Perusahaan Gas Negara Persero Tbk	38,000	7,615
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,400	1,214
Semen Indonesia Persero Tbk PT	7,200	4,903
Summarecon Agung Tbk PT	8,200	806
Surya Citra Media Tbk PT	12,400	2,577
Tambang Batubara Bukit Asam Persero Tbk PT	5,400	5,010
Telekomunikasi Indonesia Persero Tbk PT	72,900	21,536
Unilever Indonesia Tbk PT	4,800	13,824
United Tractors Tbk PT	5,000	7,886

Total Indonesia		189,631
Malaysia – 4.5%
AirAsia Bhd	1,200	613
Alliance Financial Group Bhd	2,800	2,322
AMMB Holdings Bhd	4,800	4,612
Astro Malaysia Holdings Bhd	7,000	4,057
Axiata Group Bhd	3,400	3,577
Berjaya Sports Toto Bhd	3,400	2,243
Bermaz Auto Bhd	2,600	1,235
BIMB Holdings Bhd	800	753
British American Tobacco Malaysia Bhd	600	5,965
Bursa Malaysia Bhd	400	789
Cahya Mata Sarawak Bhd	1,200	1,070
Carlsberg Brewery Malaysia Bhd	800	2,482
CIMB Group Holdings Bhd	7,400	7,440
Dialog Group Bhd	2,200	755
DiGi.Com Bhd	11,200	12,059
Dutch Lady Milk Industries Bhd	400	4,954
Felda Global Ventures Holdings Bhd	8,800	3,041
Fraser & Neave Holdings Bhd	200	1,047
Gamuda Bhd	3,000	3,197
Genting Bhd	400	713
Genting Malaysia Bhd	3,200	3,267
HAP Seng Consolidated Bhd	3,200	6,320
Hartalega Holdings Bhd	800	861
Hong Leong Bank Bhd	1,400	4,213
Hong Leong Financial Group Bhd	800	2,536
IHH Healthcare Bhd	2,000	2,831
IJM Corp. Bhd	3,800	2,711
IOI Corp. Bhd	4,400	4,316
IOI Properties Group Bhd	4,200	1,966

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	59

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2016

Investments	Shares	Value

Kuala Lumpur Kepong Bhd	800	$4,280
Lafarge Malaysia Bhd	1,200	1,923
Lingkaran Trans Kota Holdings Bhd	600	786
Magnum Bhd	2,400	1,161
Mah Sing Group Bhd	6,800	2,168
Malakoff Corp. Bhd	6,800	2,077
Malayan Banking Bhd	8,600	15,720
Malaysia Airports Holdings Bhd	1,400	1,891
Maxis Bhd	8,000	10,664
MISC Bhd	5,600	9,175
MMC Corp. Bhd	1,400	727
Nestle Malaysia Bhd	200	3,486
Petronas Chemicals Group Bhd	6,800	10,581
Petronas Dagangan Bhd	800	4,244
Petronas Gas Bhd	1,800	8,547
Press Metal Bhd	9,340	3,310
Public Bank Bhd	2,600	11,429
RHB Bank Bhd	2,600	2,730
Sime Darby Bhd	8,000	14,445
SP Setia Bhd Group	3,000	2,093
Sunway Bhd	1,400	946
Telekom Malaysia Bhd	4,200	5,571
Tenaga Nasional Bhd	4,000	12,394
Top Glove Corp. Bhd	2,000	2,385
UEM Edgenta Bhd	1,000	769
UMW Holdings Bhd	900	917
UOA Development Bhd	1,800	943
Westports Holdings Bhd	3,800	3,642
YTL Corp. Bhd	18,600	6,427
YTL Power International Bhd	16,200	5,381

Total Malaysia		242,757
Mexico – 2.8%
Alfa S.A.B. de C.V. Class A	2,608	3,253
Alpek S.A.B. de C.V.	2,408	2,895
America Movil S.A.B. de C.V. Series L	20,400	12,903
Arca Continental S.A.B. de C.V.	1,003	5,261
Coca-Cola Femsa S.A.B. de C.V. Series L	400	2,551
Concentradora Fibra Danhos S.A. de C.V.	1,203	1,833
Fomento Economico Mexicano S.A.B. de C.V.	1,405	10,753
Gruma S.A.B. de C.V. Class B	220	2,810
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	602	2,612
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	602	4,982
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	220	3,189
Grupo Carso S.A.B. de C.V. Series A1	803	3,260
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,603	7,960
Grupo Financiero Inbursa S.A.B. de C.V. Class O	2,005	3,053
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	2,808	4,066
Grupo Herdez S.A.B. de C.V.	602	1,100
Grupo Lala S.A.B. de C.V.	1,203	1,764
Grupo Mexico S.A.B. de C.V. Series B	5,216	14,287
Grupo Televisa S.A.B. Series CPO	400	1,680
Investments	Shares	Value

Industrias Bachoco S.A.B. de C.V. Series B	602	$2,477
Industrias Penoles S.A.B. de C.V.	100	1,874
Infraestructura Energetica Nova S.A.B. de C.V.	1,203	5,275
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	1,805	3,272
Macquarie Mexico Real Estate Management S.A. de C.V.*	1,805	1,871
Mexichem S.A.B. de C.V.	1,028	2,350
Wal-Mart de Mexico S.A.B. de C.V.	23,473	42,214

Total Mexico		149,545
Philippines – 1.9%
Aboitiz Equity Ventures, Inc.	3,400	4,842
Aboitiz Power Corp.	8,200	6,878
Alliance Global Group, Inc.	7,600	1,954
Ayala Corp.	160	2,351
Ayala Land, Inc.	4,200	2,704
Bank of the Philippine Islands	2,160	3,858
BDO Unibank, Inc.	2,200	4,961
Century Pacific Food, Inc.	4,500	1,465
DMCI Holdings, Inc.	20,400	5,441
Energy Development Corp.	37,000	3,833
First Gen Corp.	5,600	2,478
Globe Telecom, Inc.	200	6,071
International Container Terminal Services, Inc.	1,700	2,460
JG Summit Holdings, Inc.	720	980
Jollibee Foods Corp.	580	2,263
LT Group, Inc.	3,000	758
Manila Electric Co.	2,330	12,420
Manila Water Co., Inc.	4,400	2,567
Metro Pacific Investments Corp.	7,800	1,045
Metropolitan Bank & Trust Co.	1,780	2,600
Nickel Asia Corp.	22,600	3,628
PLDT, Inc.	345	9,473
San Miguel Corp.	2,220	4,122
Semirara Mining & Power Corp.	1,100	2,877
SM Investments Corp.	480	6,324
SM Prime Holdings, Inc.	7,400	4,220

Total Philippines		102,573
Poland – 1.5%
Asseco Poland S.A.	190	2,456
Bank Handlowy w Warszawie S.A.	318	5,819
Bank Pekao S.A.	322	9,704
Bank Zachodni WBK S.A.	84	6,359
CCC S.A.	24	1,170
Energa S.A.	602	1,312
Eurocash S.A.	102	961
ING Bank Slaski S.A.	136	5,258
KGHM Polska Miedz S.A.	348	7,710
Orange Polska S.A.	3,290	4,343
PGE Polska Grupa Energetyczna S.A.	780	1,953
Polski Koncern Naftowy Orlen S.A.	368	7,520
Polskie Gornictwo Naftowe i Gazownictwo S.A.	6,052	8,163
Powszechna Kasa Oszczednosci Bank Polski S.A.*	989	6,667
Powszechny Zaklad Ubezpieczen S.A.	1,479	11,767
Warsaw Stock Exchange	7	67

Total Poland		81,229

See Notes to Financial Statements.

60	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2016

Investments	Shares	Value

Russia – 10.5%
Gazprom Neft PJSC ADR	326	$5,721
Gazprom PJSC ADR	21,560	108,878
LSR Group PJSC GDR Reg S	1,643	5,668
Lukoil PJSC ADR	1,751	98,231
Magnit PJSC GDR Reg S	341	15,055
Magnitogorsk Iron & Steel OJSC GDR Reg S	861	6,010
MegaFon PJSC GDR Reg S	2,469	23,332
MMC Norilsk Nickel PJSC ADR	2,914	48,926
Mobile TeleSystems PJSC ADR	3,665	33,388
Novatek PJSC GDR Reg S	184	23,883
Novolipetsk Steel PJSC GDR	1,439	26,766
PhosAgro PJSC GDR Reg S	1,261	19,230
Rosneft Oil Co. PJSC GDR Reg S	10,666	69,329
RusHydro PJSC ADR	5,518	8,029
Sberbank of Russia PJSC ADR	1,473	17,050
Severstal PJSC GDR Reg S	1,749	26,585
Sistema PJSC FC GDR Reg S	402	3,618
Tatneft PJSC ADR	368	15,169
VTB Bank PJSC GDR Reg S	2,878	6,870

Total Russia		561,738
South Africa – 6.4%
Aeci Ltd.	418	3,090
African Rainbow Minerals Ltd.	404	2,910
Aspen Pharmacare Holdings Ltd.	110	2,281
Assore Ltd.	300	5,198
AVI Ltd.	556	3,715
Barclays Africa Group Ltd.	1,293	15,950
Barloworld Ltd.(a)	506	4,363
Bidvest Group Ltd. (The)	296	3,923
Capitec Bank Holdings Ltd.	64	3,253
Clicks Group Ltd.	376	3,176
Coronation Fund Managers Ltd.	681	3,510
Discovery Ltd.	322	2,696
Distell Group Ltd.	232	2,460
Exxaro Resources Ltd.	540	3,534
FirstRand Ltd.	6,423	24,973
Foschini Group Ltd. (The)	346	4,026
Hyprop Investments Ltd.	312	2,676
Imperial Holdings Ltd.	312	4,162
Investec Ltd.	507	3,365
Lewis Group Ltd.	450	1,388
Liberty Holdings Ltd.	473	3,839
Life Healthcare Group Holdings Ltd.	1,747	4,165
Massmart Holdings Ltd.	292	2,694
MMI Holdings Ltd.	2,310	3,985
Mondi Ltd.	130	2,662
Mr. Price Group Ltd.	270	3,150
MTN Group Ltd.	5,936	54,767
Naspers Ltd. Class N	38	5,597
Nedbank Group Ltd.	546	9,508
Netcare Ltd.	1,477	3,439
Pick n Pay Stores Ltd.	528	2,460
Pioneer Foods Group Ltd.	92	1,036
Investments	Shares	Value

Rand Merchant Investment Holdings Ltd.	1,063	$3,094
Remgro Ltd.	162	2,642
Resilient REIT Ltd.	324	2,711
Reunert Ltd.(a)	532	2,649
RMB Holdings Ltd.	1,293	6,278
Sanlam Ltd.	1,691	7,778
Santam Ltd.	162	2,772
Sasol Ltd.	859	25,057
Shoprite Holdings Ltd.	450	5,642
Sibanye Gold Ltd.	837	1,554
SPAR Group Ltd. (The)	256	3,717
Standard Bank Group Ltd.	1,873	20,785
Telkom S.A. SOC Ltd.	697	3,771
Tiger Brands Ltd.(a)	202	5,877
Truworths International Ltd.	803	4,678
Tsogo Sun Holdings Ltd.	1,591	3,211
Vodacom Group Ltd.	3,009	33,534
Woolworths Holdings Ltd.	1,335	6,933

Total South Africa		340,634
South Korea – 8.8%
Amorepacific Corp.	8	2,130
BNK Financial Group, Inc.	136	977
Coway Co., Ltd.	68	4,971
Daesang Holdings Co., Ltd.	117	998
DGB Financial Group, Inc.	376	3,042
Dongbu Insurance Co., Ltd.	56	2,898
Dongsuh Cos., Inc.	3	68
DONGSUNG Corp.	192	986
Doosan Heavy Industries & Construction Co., Ltd.	162	3,648
E-Mart, Inc.	16	2,424
Grand Korea Leisure Co., Ltd.	102	1,727
GS Holdings Corp.	96	4,300
GS Retail Co., Ltd.	22	867
Hana Financial Group, Inc.	212	5,485
Hana Tour Service, Inc.	18	985
Hankook Tire Co., Ltd.	72	3,458
Hanon Systems	528	4,503
Hansae Co., Ltd.	30	637
Hanssem Co., Ltd.	16	2,636
Hanwha Chemical Corp.	46	941
Hanwha Life Insurance Co., Ltd.	586	3,168
Hite Jinro Co., Ltd.	150	2,620
Hyosung Corp.	26	3,132
Hyundai Engineering & Construction Co., Ltd.	74	2,622
Hyundai Glovis Co., Ltd.	20	2,558
Hyundai Greenfood Co., Ltd.	182	2,321
Hyundai Marine & Fire Insurance Co., Ltd.	100	2,608
Hyundai Motor Co.	208	25,143
Hyundai Steel Co.	90	4,247
Industrial Bank of Korea	486	5,110
Interpark Corp.	164	1,385
It’s Skin Co., Ltd.	28	997
Kangwon Land, Inc.	182	5,387
KB Financial Group, Inc.	228	8,080

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	61

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2016

Investments	Shares	Value

KB Insurance Co., Ltd.	106	$2,295
KEPCO Plant Service & Engineering Co., Ltd.	68	3,052
Kia Motors Corp.	336	10,919
Korea Electric Power Corp.	1,294	47,194
Korea Zinc Co., Ltd.	10	3,933
Korean Reinsurance Co.	92	868
KT&G Corp.	148	12,376
Kumho Petrochemical Co., Ltd.	60	4,074
Kyongbo Pharmaceutical Co., Ltd.	84	970
LG Chem Ltd.	40	8,644
LG Corp.	110	5,465
LG Display Co., Ltd.	288	7,499
LG Electronics, Inc.	60	2,563
LG Household & Health Care Ltd.	4	2,838
LG Uplus Corp.	298	2,825
LIG Nex1 Co., Ltd.	16	1,066
Lotte Chemical Corp.	8	2,444
LOTTE Fine Chemical Co., Ltd.	42	1,066
Lotte Shopping Co., Ltd.	12	2,201
LS Corp.	70	3,437
LS Industrial Systems Co., Ltd.	66	2,172
Meritz Fire & Marine Insurance Co., Ltd.	74	937
Meritz Securities Co., Ltd.	711	2,037
Mirae Asset Daewoo Co., Ltd.	358	2,146
NCSoft Corp.	16	3,279
NH Investment & Securities Co., Ltd.	256	2,045
Paradise Co., Ltd.	92	926
POSCO	130	27,716
Posco Daewoo Corp.	100	2,235
S&T Motiv Co., Ltd.	29	1,173
S-1 Corp.	36	2,614
S-Oil Corp.	78	5,470
Samsung C&T Corp.	18	1,870
Samsung Electro-Mechanics Co., Ltd.	52	2,187
Samsung Electronics Co., Ltd.	65	96,978
Samsung Fire & Marine Insurance Co., Ltd.	20	4,446
Samsung Life Insurance Co., Ltd.	58	5,402
Samsung SDS Co., Ltd.	8	924
Samsung Securities Co., Ltd.	82	2,152
Seah Besteel Corp.	46	973
Shinhan Financial Group Co., Ltd.	268	10,041
SK Chemicals Co., Ltd.	20	1,109
SK Holdings Co., Ltd.	34	6,461
SK Hynix, Inc.	280	10,363
SK Innovation Co., Ltd.	82	9,946
SK Telecom Co., Ltd.	115	21,328
SKC Co., Ltd.	39	1,066
Tongyang Life Insurance Co., Ltd.	110	1,157

Total South Korea		471,941
Taiwan – 16.5%
Accton Technology Corp.	2,000	3,159
Advanced Semiconductor Engineering, Inc.	16,000	16,408
Asia Cement Corp.	8,000	6,541
Asustek Computer, Inc.	2,000	16,445
Investments	Shares	Value

Aten International Co., Ltd.	2,000	$4,977
AU Optronics Corp.	18,000	6,590
Cathay Financial Holding Co., Ltd.	14,000	20,938
Chang Hwa Commercial Bank Ltd.	2,000	1,064
Cheng Shin Rubber Industry Co., Ltd.	6,000	11,319
Chicony Electronics Co., Ltd.	2,005	4,666
Chin-Poon Industrial Co., Ltd.	2,000	3,767
China Bills Finance Corp.	2,000	807
China Development Financial Holding Corp.	26,000	6,502
China Steel Corp.	12,000	9,178
China Synthetic Rubber Corp.	4,000	3,543
Chung-Hsin Electric & Machinery Manufacturing Corp.	6,000	3,602
Chunghwa Telecom Co., Ltd.	12,000	37,792
Clevo Co.	2,000	1,725
Compal Electronics, Inc.	8,000	4,580
CTBC Financial Holding Co., Ltd.	19,720	10,799
CTCI Corp.	2,000	3,022
Delta Electronics, Inc.	4,000	19,796
E.Sun Financial Holding Co., Ltd.	6,300	3,587
Elan Microelectronics Corp.	2,000	2,150
Elite Semiconductor Memory Technology, Inc.	4,000	4,127
Eternal Materials Co., Ltd.	4,160	4,253
Everlight Electronics Co., Ltd.	2,000	2,861
Far Eastern Department Stores Ltd.	6,000	2,979
Far Eastern International Bank	2,020	570
Far Eastern New Century Corp.	8,000	6,007
Far EasTone Telecommunications Co., Ltd.	4,000	8,998
Farglory Land Development Co., Ltd.	2,000	2,293
Feng Hsin Steel Co., Ltd.	2,000	2,808
First Financial Holding Co., Ltd.	10,225	5,457
Formosa Chemicals & Fibre Corp.	4,000	11,952
Formosa Petrochemical Corp.	7,000	24,326
Formosa Plastics Corp.	4,000	11,071
Foxconn Technology Co., Ltd.	2,010	5,320
Fubon Financial Holding Co., Ltd.	14,000	22,154
Gigabyte Technology Co., Ltd.	2,000	2,675
Greatek Electronics, Inc.	2,000	2,420
Highwealth Construction Corp.	2,000	2,817
Hon Hai Precision Industry Co., Ltd.	24,100	62,962
Hua Nan Financial Holdings Co., Ltd.	10,310	5,198
Innolux Corp.	22,000	7,918
Inventec Corp.	12,000	8,229
Kenda Rubber Industrial Co., Ltd.	2,020	3,046
King Yuan Electronics Co., Ltd.	4,000	3,128
King’s Town Bank Co., Ltd.	4,000	3,494
Kinik Co.	2,000	3,996
Kinsus Interconnect Technology Corp.	2,000	4,418
Lien Hwa Industrial Corp.	2,025	1,385
Lite-On Technology Corp.	6,014	9,069
Long Chen Paper Co., Ltd.	6,494	3,294
MediaTek, Inc.	2,000	13,435
Mega Financial Holding Co., Ltd.	18,000	12,845
Merry Electronics Co., Ltd.	1,000	3,770
Micro-Star International Co., Ltd.	2,000	4,567

See Notes to Financial Statements.

62	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2016

Investments	Shares	Value

Nan Ya Plastics Corp.	10,000	$22,092
Nanya Technology Corp.	4,000	5,995
Novatek Microelectronics Corp.	2,000	6,609
Pegatron Corp.	4,000	9,557
Pou Chen Corp.	4,000	4,989
Powertech Technology, Inc.	2,000	5,399
President Chain Store Corp.	2,000	14,335
Prince Housing & Development Corp.	6,000	1,955
Qisda Corp.	8,000	3,736
Quanta Computer, Inc.	8,000	14,968
Realtek Semiconductor Corp.	2,000	6,330
Rechi Precision Co., Ltd.	4,000	3,922
Ruentex Industries Ltd.	4,000	6,665
Siliconware Precision Industries Co., Ltd.	8,000	11,877
SinoPac Financial Holdings Co., Ltd.	14,350	4,043
Syncmold Enterprise Corp.	2,000	3,909
Synnex Technology International Corp.	6,150	6,202
Taiwan Cement Corp.	8,000	8,725
Taiwan Cogeneration Corp.	4,000	2,768
Taiwan Cooperative Financial Holding Co., Ltd.	8,280	3,610
Taiwan Fertilizer Co., Ltd.	2,000	2,491
Taiwan Mobile Co., Ltd.	6,000	19,361
Taiwan PCB Techvest Co., Ltd.	2,000	1,865
Taiwan Secom Co., Ltd.	2,000	5,498
Taiwan Semiconductor Manufacturing Co., Ltd.	28,000	157,684
Teco Electric and Machinery Co., Ltd.	4,000	3,463
Topco Scientific Co., Ltd.	2,020	5,290
Transcend Information, Inc.	2,000	5,287
Tripod Technology Corp.	2,000	4,518
TSRC Corp.	2,000	2,054
Tung Ho Steel Enterprise Corp.	4,000	2,625
TXC Corp.	2,000	2,529
Uni-President Enterprises Corp.	4,000	6,627
Wistron Corp.	6,089	4,714
Wistron NeWeb Corp.	2,030	5,436
WPG Holdings Ltd.	4,000	4,716
WT Microelectronics Co., Ltd.	2,050	2,735
Yuanta Financial Holding Co., Ltd.	14,000	5,213
Yulon Nissan Motor Co., Ltd.	2,000	12,194

Total Taiwan		878,785
Thailand – 5.7%
Advanced Info Service PCL NVDR	9,400	38,587
Airports of Thailand PCL NVDR	800	8,891
Asia Plus Group Holdings PCL NVDR	32,400	3,293
Bangkok Dusit Medical Services PCL NVDR	7,200	4,645
Bangkok Expressway & Metro PCL	21,200	4,410
Bangkok Land PCL NVDR	59,200	2,843
Bank of Ayudhya PCL NVDR	4,600	5,138
Banpu PCL NVDR	9,744	5,224
BEC World PCL NVDR	1,900	881
BTS Group Holdings PCL NVDR	22,400	5,348
Bumrungrad Hospital PCL NVDR	400	2,022
Central Pattana PCL NVDR	2,000	3,170
Charoen Pokphand Foods PCL NVDR	9,600	7,908
Investments	Shares	Value

CP ALL PCL NVDR	4,800	$8,377
Delta Electronics Thailand PCL NVDR	1,800	4,097
Electricity Generating PCL NVDR	800	4,446
Glow Energy PCL NVDR	2,000	4,412
Hana Microelectronics PCL NVDR	2,400	2,647
Home Product Center PCL NVDR	13,200	3,760
Ichitan Group PCL NVDR	6,600	1,880
Indorama Ventures PCL NVDR	4,000	3,742
Intouch Holdings PCL NVDR	7,500	10,419
IRPC PCL NVDR	17,400	2,332
Jasmine International PCL NVDR	16,200	3,574
Kasikornbank PCL NVDR	1,400	6,939
Kiatnakin Bank PCL NVDR	2,400	3,954
Krung Thai Bank PCL NVDR	18,200	8,996
Land & Houses PCL NVDR	22,600	6,185
Minor International PCL NVDR	2,400	2,396
MK Restaurants Group PCL NVDR	1,600	2,614
Pruksa Holding PCL NVDR	1,700	1,068
PTT Exploration & Production PCL NVDR	5,200	13,976
PTT Global Chemical PCL NVDR	6,200	10,907
PTT PCL NVDR	2,700	28,048
Ratchaburi Electricity Generating Holding PCL NVDR	2,400	3,351
Robinson Department Store PCL NVDR	1,800	3,192
Siam Cement PCL (The) NVDR	1,200	16,621
Siam City Cement PCL NVDR	400	3,038
Siam Commercial Bank PCL (The) NVDR	3,400	14,479
Star Petroleum Refining PCL	3,000	1,039
Supalai PCL NVDR	4,800	3,351
Thai Oil PCL NVDR	2,000	4,035
Thai Union Group PCL NVDR	6,400	3,753
Thai Vegetable Oil PCL NVDR	1,400	1,583
Thanachart Capital PCL NVDR	2,600	3,195
Tipco Asphalt PCL NVDR	2,200	1,167
Tisco Financial Group PCL NVDR	2,000	3,365
TMB Bank PCL NVDR	43,800	2,569
Total Access Communication PCL NVDR	7,800	8,223
TTW PCL NVDR	8,800	2,629

Total Thailand		302,719
Turkey – 2.2%
Akbank TAS	2,130	4,735
Aksa Akrilik Kimya Sanayii AS	560	1,461
Albaraka Turk Katilim Bankasi AS	4,104	1,388
Anadolu Efes Biracilik ve Malt Sanayii AS	642	3,218
Arcelik AS	883	5,322
Aslan Cimento AS	80	915
BIM Birlesik Magazalar AS	123	1,713
Bolu Cimento Sanayii AS	458	814
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,231	2,163
Cimsa Cimento Sanayi ve Ticaret AS	536	2,406
Dogus Otomotiv Servis ve Ticaret AS	396	988
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,693	3,139
Enka Insaat ve Sanayi AS	5,030	7,693
Eregli Demir ve Celik Fabrikalari TAS	3,538	5,170
Ford Otomotiv Sanayi AS	550	4,781

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	63

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2016

Investments	Shares	Value

Haci Omer Sabanci Holding AS	751	$1,954
KOC Holding AS	1,735	6,807
Otokar Otomotiv Ve Savunma Sanayi A.S.	64	2,427
Petkim Petrokimya Holding AS	3,242	3,410
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,253	1,094
Soda Sanayii AS	1,659	2,495
TAV Havalimanlari Holding AS	791	3,155
Tofas Turk Otomobil Fabrikasi AS	480	3,362
Trakya Cam Sanayii AS	1,103	891
Tupras Turkiye Petrol Rafinerileri AS	803	16,151
Turk Telekomunikasyon AS	5,525	8,293
Turk Traktor ve Ziraat Makineleri AS	126	2,686
Turkiye Garanti Bankasi AS	2,166	4,692
Turkiye Halk Bankasi AS	1,057	2,807
Turkiye Is Bankasi Group C	3,749	5,521
Turkiye Sise ve Cam Fabrikalari AS	2,332	2,539
Turkiye Vakiflar Bankasi TAO Class D	468	579
Ulker Biskuvi Sanayi AS	130	597
Vestel Beyaz Esya Sanayi ve Ticaret AS	296	1,011

Total Turkey		116,377
TOTAL COMMON STOCKS (Cost: $5,212,236)		5,325,424
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $16,010)(d)	16,010	16,010
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $5,228,246)		5,341,434
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.1)%		(7,128)

NET ASSETS – 100.0%		$5,334,306

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $5,311, which represents 0.10% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(d)	At December 31, 2016, the total market value of the Fund’s securities on loan was $23,514 and the total market value of the collateral held by the Fund was $24,784. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,774.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	MYR	930	USD	207	$—
1/4/2017	MYR	460	USD	103	—
1/5/2017	MYR	914	USD	204	—
					$—

CURRENCY LEGEND

MYR	Malaysian ringgit
USD	U.S. dollar

See Notes to Financial Statements.

64	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Europe Local Recovery Fund (EZR)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.9%
Austria – 3.7%
Conwert Immobilien Invest SE*	588	$10,060
Erste Group Bank AG*	632	18,548
Oesterreichische Post AG*	267	8,981
OMV AG	406	14,371
Raiffeisen Bank International AG*	676	12,392
UNIQA Insurance Group AG	2,168	16,464
Vienna Insurance Group AG Wiener Versicherung Gruppe	567	12,738
Voestalpine AG	511	20,099
Wienerberger AG	1,008	17,537

Total Austria		131,190
Belgium – 4.5%
Ackermans & van Haaren N.V.	130	18,113
Ageas	283	11,226
bpost S.A.	394	9,350
Cie d’Entreprises CFE	182	19,859
Cofinimmo S.A.	98	11,231
D’ieteren S.A./N.V.	212	9,390
Euronav N.V.	1,684	13,462
KBC Group N.V.	437	27,116
Tessenderlo Chemie N.V.*	252	9,250
Umicore S.A.	250	14,279
Warehouses De Pauw CVA	144	12,894

Total Belgium		156,170
Finland – 4.9%
Metsa Board Oyj	2,506	17,961
Neste Oyj	480	18,479
Nokian Renkaat Oyj	467	17,447
Outokumpu Oyj*	1,900	17,044
Sampo Oyj Class A	629	28,256
Stora Enso Oyj Class R	1,806	19,449
Tieto Oyj	435	11,892
UPM-Kymmene Oyj	1,169	28,778
Uponor Oyj	666	11,598

Total Finland		170,904
France – 28.2%
Accor S.A.	503	18,797
Aeroports de Paris	131	14,066
Air France-KLM*	1,255	6,849
Alstom S.A.*	574	15,847
Alten S.A.	289	20,338
Altran Technologies S.A.*	988	14,464
Amundi S.A.(a)	200	10,489
Atos SE	174	18,399
AXA S.A.	1,742	44,069
BNP Paribas S.A.	895	57,159
Bouygues S.A.	447	16,051
Capgemini S.A.	269	22,741
Cie de Saint-Gobain	639	29,827
Cie Plastic Omnium S.A.	289	9,245
CNP Assurances	873	16,206
Investments	Shares	Value

Credit Agricole S.A.	2,033	$25,260
Edenred	523	10,390
Eiffage S.A.	255	17,819
Elior Group(a)	643	14,731
Elis S.A.	412	7,366
Euler Hermes Group	182	16,029
Eurazeo S.A.	255	14,949
Europcar Groupe S.A.*(a)	1,390	14,124
Eutelsat Communications S.A.	554	10,749
Faurecia	437	16,978
Fonciere Des Regions	133	11,635
Groupe Eurotunnel SE Registered Shares	1,605	15,293
Groupe Fnac S.A.*	190	12,872
Havas S.A.	1,524	12,860
ICADE	142	10,153
JCDecaux S.A.	469	13,816
Klepierre	284	11,187
Lagardere SCA	595	16,565
Metropole Television S.A.	834	15,544
Natixis S.A.	2,929	16,559
Nexity S.A.*	230	10,786
Peugeot S.A.*	1,286	21,018
Renault S.A.	228	20,323
Rexel S.A.	1,007	16,606
SEB S.A.	107	14,530
Societe Generale S.A.	876	43,191
Sopra Steria Group	132	15,016
SPIE S.A.	413	8,719
Television Francaise 1(b)	1,339	13,348
Thales S.A.	221	21,475
TOTAL S.A.	1,601	82,271
Unibail-Rodamco SE	76	18,177
Vicat S.A.	198	12,042
Vinci S.A.	496	33,848
Vivendi S.A.	1,318	25,099
Wendel S.A.	174	20,995
Worldline S.A.*(a)	530	14,970

Total France		991,840
Germany – 22.4%
Aareal Bank AG	333	12,562
Allianz SE Registered Shares	353	58,455
Aurubis AG	200	11,560
Axel Springer SE	227	11,045
BASF SE	704	65,574
Bechtle AG	152	15,843
Bertrandt AG	125	12,747
Bilfinger SE*	282	10,879
Continental AG	153	29,645
CTS Eventim AG & Co. KGaA	426	13,457
Deutsche Bank AG Registered Shares*	1,559	28,365
Deutsche Boerse AG*	317	25,926
Deutsche Lufthansa AG Registered Shares	906	11,725
Deutsche Post AG Registered Shares	1,038	34,197

Deutsche Wohnen AG Bearer Shares	466	14,667

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	65

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Local Recovery Fund (EZR)

December 31, 2016

Investments	Shares	Value

DMG MORI AG	372	$16,935
ElringKlinger AG(b)	399	6,681
Fielmann AG	180	11,913
Fraport AG Frankfurt Airport Services Worldwide	247	14,634
Fuchs Petrolub SE	272	10,601
Hamburger Hafen und Logistik AG	497	9,278
Hella KGaA Hueck & Co.	243	9,187
Hugo Boss AG	239	14,654
Indus Holding AG	259	14,107
KION Group AG	200	11,151
Kloeckner & Co. SE*	1,443	18,127
LEG Immobilien AG*	131	10,197
Leoni AG	521	18,599
MAN SE	243	24,177
Muenchener Rueckversicherungs—Gesellschaft AG Registered Shares	137	25,959
Nemetschek SE	203	11,832
Nordex SE*(b)	560	12,044
PATRIZIA Immobilien AG*	348	5,794
ProSiebenSat.1 Media SE	445	17,183
Rheinmetall AG	277	18,669
Salzgitter AG	378	13,376
Sixt SE	264	14,187
Stroeer SE & Co KGaA	316	13,900
Talanx AG	281	9,416
ThyssenKrupp AG	882	21,062
TUI AG	1,221	17,148
United Internet AG Registered Shares	319	12,481
Volkswagen AG	76	10,962
Wacker Neuson SE	721	11,723
Wirecard AG(b)	269	11,602
Zalando SE*(a)	344	13,167

Total Germany		787,393
Ireland – 2.5%
Bank of Ireland*	64,839	16,003
Irish Continental Group PLC	1,553	7,371
Kingspan Group PLC	612	16,654
Paddy Power Betfair PLC	113	12,098
Permanent TSB Group Holdings PLC*	1,281	3,729
Ryanair Holdings PLC ADR*	175	14,571
Smurfit Kappa Group PLC	739	16,988

Total Ireland		87,414
Italy – 14.7%
Anima Holding SpA(a)	2,475	13,470
Ansaldo STS SpA	886	11,065
Assicurazioni Generali SpA	1,198	17,842
Atlantia SpA	653	15,332
Azimut Holding SpA	577	9,652
Banca Generali SpA	574	13,719
Banca IFIS SpA	451	12,368
Banca Mediolanum SpA	1,218	8,774
Banca Monte dei Paschi di Siena SpA*†(b)	134	2,131
Banca Popolare di Milano SCARL(b)	17,757	6,711
Investments	Shares	Value

Banca Popolare di Sondrio SCPA	3,883	$12,811
Banco Popolare SC	2,271	5,490
BPER Banca	2,396	12,787
Brembo SpA	328	19,893
Brunello Cucinelli SpA	456	9,783
Buzzi Unicem SpA	754	17,902
Cerved Information Solutions SpA	1,180	9,820
Credito Emiliano SpA	1,771	10,666
De’ Longhi SpA	495	11,789
Ei Towers SpA*	224	12,097
Eni SpA	2,145	35,000
FinecoBank Banca Fineco SpA	1,307	7,348
Intesa Sanpaolo SpA	13,614	34,836
Intesa Sanpaolo SpA RSP	5,662	13,341
Leonardo-Finmeccanica SpA*	1,295	18,221
Mediaset SpA	3,012	13,057
Mediobanca SpA	1,842	15,067
OVS SpA(a)	2,803	14,132
Poste Italiane SpA(a)	1,856	12,343
Prysmian SpA	704	18,118
Saras SpA	4,737	8,594
Societa Iniziative Autostradali e Servizi SpA	1,323	11,303
Tod’s SpA(b)	233	15,188
UniCredit SpA(b)	6,923	19,964
Unione di Banche Italiane SpA(b)	4,655	12,824
UnipolSai SpA	7,216	15,450
Yoox Net-A-Porter Group SpA*	613	17,418

Total Italy		516,306
Netherlands – 7.5%
Aalberts Industries N.V.	568	18,464
ABN AMRO Group N.V. CVA(a)	991	22,003
Altice N.V. Class A*	1,162	23,078
Delta Lloyd N.V.	2,198	12,327
Euronext N.V.(a)	355	14,680
GrandVision N.V.(a)	750	16,537
IMCD Group N.V.	255	10,890
ING Groep N.V.	3,303	46,579
Intertrust N.V.(a)	410	7,230
Koninklijke BAM Groep N.V.	2,123	9,830
NN Group N.V.	357	12,123
PostNL N.V.*	3,397	14,662
Randstad Holding N.V.	404	21,958
Steinhoff International Holdings N.V.	3,346	17,307
TKH Group N.V. CVA	421	16,692

Total Netherlands		264,360
Portugal – 1.7%
Banco BPI S.A. Registered Shares*	6,802	8,114
Banco Comercial Portugues S.A. Registered Shares*(b)	7,525	8,501
CTT-Correios de Portugal S.A.	1,622	11,026
Navigator Co. S.A. (The)	4,405	15,170
NOS, SGPS S.A.	2,898	17,233

Total Portugal		60,044

See Notes to Financial Statements.

66	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Local Recovery Fund (EZR)

December 31, 2016

Investments	Shares	Value

Spain – 9.4%
Abertis Infraestructuras S.A.	866	$12,144
Aena S.A.(a)	108	14,769
Amadeus IT Group S.A.	483	21,993
Atresmedia Corp. de Medios de Comunicacion S.A.	1,396	15,299
Banco de Sabadell S.A.	7,592	10,594
Banco Popular Espanol S.A.(b)	6,899	6,680
Bankia S.A.	12,424	12,724
Bankinter S.A.	2,181	16,931
Bolsas y Mercados Espanoles SHMSF S.A.	412	12,165
CaixaBank S.A.	5,816	19,262
Cia de Distribucion Integral Logista Holdings S.A.	514	11,927
Cie Automotive S.A.	629	12,283
Ferrovial S.A.	644	11,544
Fomento de Construcciones y Contratas S.A.*	687	5,472
Grupo Catalana Occidente S.A.	569	18,671
Indra Sistemas S.A.*	1,051	11,540
Industria de Diseno Textil S.A.	872	29,827
Mediaset Espana Comunicacion S.A.	1,294	15,218
Melia Hotels International S.A.	1,422	16,618
NH Hotel Group S.A.*	3,042	12,337
Repsol S.A.	1,181	16,717
Sacyr S.A.*	7,009	16,412
Zardoya Otis S.A.	1,111	9,410

Total Spain		330,537
United Kingdom – 0.4%
International Consolidated Airlines Group S.A.	2,767	14,969
TOTAL COMMON STOCKS (Cost: $3,637,911)		3,511,127
RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A., expiring 1/12/17* (Cost $412)	1,181	439
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
United States – 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $97,673)(d)	97,673	97,673
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $3,735,996)		3,609,239
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.7)%		(94,221)

NET ASSETS—100.0%		$3,515,018

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,131, which represents 0.06% of net assets.

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(d)	At December 31, 2016, the total market value of the Fund’s securities on loan was $104,084 and the total market value of the collateral held by the Fund was $110,039. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,366.

ADR	– American Depositary Receipt

CVA	– Certificaten Van Aandelen (Certificate of Stock)

RSP	– Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	67

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND – 100.0%
United States – 100.0%
WisdomTree Global SmallCap Dividend Fund(a) (Cost: $19,103,358)	811,887	$23,950,667
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		10,231

NET ASSETS – 100.0%		$23,960,898

(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	DKK	105,236	USD	15,031	$103
1/3/2017	DKK	138,058	USD	19,722	138
1/3/2017	DKK	138,068	USD	19,722	137
1/3/2017	DKK	138,124	USD	19,722	129
1/3/2017	DKK	138,079	USD	19,722	135
1/3/2017	DKK	4,800	USD	680	(1)
1/3/2017	EUR	86	HKD	700	—
1/3/2017	EUR	99	HUF	30,500	—
1/3/2017	EUR	170	PLN	750	—
1/3/2017	EUR	4,277	SEK	41,000	2
1/3/2017	EUR	210,506	USD	223,723	1,691
1/3/2017	EUR	276,298	USD	293,634	2,208
1/3/2017	EUR	276,294	USD	293,634	2,213
1/3/2017	EUR	276,298	USD	293,634	2,209
1/3/2017	EUR	276,299	USD	293,634	2,208
1/3/2017	EUR	5,164	ZAR	74,670	14
1/3/2017	HUF	857,328	USD	2,904	(24)
1/3/2017	HUF	856,684	USD	2,904	(22)
1/3/2017	HUF	653,941	USD	2,217	(16)
1/3/2017	HUF	857,062	USD	2,904	(23)
1/3/2017	HUF	856,622	USD	2,904	(21)
1/3/2017	ILS	45,026	USD	11,752	53
1/3/2017	ILS	45,031	USD	11,752	52
1/3/2017	ILS	34,313	USD	8,955	39
1/3/2017	ILS	45,029	USD	11,752	52
1/3/2017	ILS	45,028	USD	11,752	52
1/3/2017	ILS	1,000	USD	259	—
1/3/2017	NOK	368,549	USD	43,295	479
1/3/2017	NOK	483,684	USD	56,824	632
1/3/2017	NOK	483,684	USD	56,824	632
1/3/2017	NOK	483,676	USD	56,824	633
1/3/2017	NOK	483,732	USD	56,824	626
1/3/2017	NOK	26,800	USD	3,103	(11)
1/3/2017	PLN	34,725	USD	8,280	(39)
1/3/2017	PLN	34,724	USD	8,280	(38)
1/3/2017	PLN	26,472	USD	6,313	(29)
1/3/2017	PLN	34,731	USD	8,280	(40)
1/3/2017	PLN	34,725	USD	8,280	(39)
1/3/2017	SEK	627,519	USD	68,117	(958)
1/3/2017	SEK	478,053	USD	51,899	(723)
1/3/2017	SEK	627,509	USD	68,117	(957)
1/3/2017	SEK	627,519	USD	68,117	(958)
1/3/2017	SEK	627,573	USD	68,117	(964)
1/3/2017	TRY	35,873	USD	10,387	189
1/3/2017	TRY	47,074	USD	13,629	$247
1/3/2017	TRY	47,078	USD	13,629	246
1/3/2017	TRY	47,074	USD	13,629	246
1/3/2017	TRY	47,074	USD	13,629	247
1/3/2017	TRY	4,300	USD	1,220	(2)
1/3/2017	USD	627	DKK	4,452	5
1/3/2017	USD	21,459	DKK	151,280	1
1/3/2017	USD	23,323	DKK	164,425	1
1/3/2017	USD	24,255	DKK	170,990	—
1/3/2017	USD	24,255	DKK	170,987	—
1/3/2017	USD	9,340	EUR	8,919	67
1/3/2017	USD	347,229	EUR	329,215	10
1/3/2017	USD	319,454	EUR	302,880	9
1/3/2017	USD	361,118	EUR	342,380	7
1/3/2017	USD	361,118	EUR	342,373	—
1/3/2017	USD	92	HUF	27,186	1
1/3/2017	USD	3,162	HUF	925,983	—
1/3/2017	USD	3,435	HUF	1,005,950	—
1/3/2017	USD	3,572	HUF	1,046,014	—
1/3/2017	USD	3,572	HUF	1,045,998	—
1/3/2017	USD	374	ILS	1,426	(3)
1/3/2017	USD	12,786	ILS	49,211	1
1/3/2017	USD	13,897	ILS	53,488	1
1/3/2017	USD	14,453	ILS	55,625	—
1/3/2017	USD	14,453	ILS	55,625	—
1/3/2017	USD	1,808	NOK	15,710	17
1/3/2017	USD	67,195	NOK	578,423	3
1/3/2017	USD	61,822	NOK	532,159	2
1/3/2017	USD	69,883	NOK	601,541	1
1/3/2017	USD	69,883	NOK	601,532	—
1/3/2017	USD	263	PLN	1,108	2
1/3/2017	USD	9,010	PLN	37,612	—
1/3/2017	USD	9,792	PLN	40,878	1
1/3/2017	USD	10,184	PLN	42,512	—
1/3/2017	USD	10,184	PLN	42,511	—
1/3/2017	USD	2,167	SEK	19,900	23
1/3/2017	USD	80,550	SEK	731,801	4
1/3/2017	USD	74,106	SEK	673,240	2
1/3/2017	USD	83,772	SEK	761,047	1
1/3/2017	USD	83,772	SEK	761,035	—
1/3/2017	USD	434	TRY	1,527	—
1/3/2017	USD	16,117	TRY	56,697	1
1/3/2017	USD	14,830	TRY	52,169	1
1/3/2017	USD	16,761	TRY	58,959	—
1/3/2017	USD	16,761	TRY	58,958	—
1/4/2017	AUD	2,476	CAD	2,400	(3)
1/4/2017	AUD	225,372	USD	166,375	3,183
1/4/2017	AUD	225,376	USD	166,375	3,180
1/4/2017	AUD	171,721	USD	126,763	2,420
1/4/2017	AUD	225,384	USD	166,375	3,175
1/4/2017	AUD	225,376	USD	166,375	3,180
1/4/2017	AUD	18,300	USD	13,208	(43)
1/4/2017	CHF	21,504	USD	21,165	7
1/4/2017	CHF	16,387	USD	16,127	4
1/4/2017	CHF	21,504	USD	21,165	7
1/4/2017	CHF	21,505	USD	21,165	6
1/4/2017	CHF	21,506	USD	21,165	5
1/4/2017	GBP	223,672	USD	279,755	3,375
1/4/2017	GBP	170,423	USD	213,149	2,566

See Notes to Financial Statements.

68	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/4/2017	GBP	223,662	USD	279,755	$3,387
1/4/2017	GBP	223,675	USD	279,755	3,371
1/4/2017	GBP	223,679	USD	279,755	3,366
1/4/2017	GBP	13,070	USD	16,091	(59)
1/4/2017	HKD	718,978	USD	92,719	(15)
1/4/2017	HKD	943,715	USD	121,689	(31)
1/4/2017	HKD	943,731	USD	121,689	(33)
1/4/2017	HKD	943,681	USD	121,689	(27)
1/4/2017	HKD	943,773	USD	121,689	(39)
1/4/2017	INR	666,326	USD	9,684	(121)
1/4/2017	KRW	56,900,182	USD	48,669	1,559
1/4/2017	KRW	56,900,182	USD	48,699	1,589
1/4/2017	KRW	48,146,308	USD	41,202	1,339
1/4/2017	KRW	56,900,182	USD	48,700	1,589
1/4/2017	MXN	107,266	USD	5,216	9
1/4/2017	MXN	140,652	USD	6,843	16
1/4/2017	MXN	140,648	USD	6,843	16
1/4/2017	MXN	140,656	USD	6,843	16
1/4/2017	MXN	140,646	USD	6,843	16
1/4/2017	PHP	1,712,886	USD	34,326	(140)
1/4/2017	USD	5,292	AUD	7,378	50
1/4/2017	USD	181,005	AUD	249,979	5
1/4/2017	USD	196,742	AUD	271,706	—
1/4/2017	USD	204,612	AUD	282,570	(3)
1/4/2017	USD	204,612	AUD	282,574	—
1/4/2017	USD	673	CHF	689	5
1/4/2017	USD	25,028	CHF	25,438	1
1/4/2017	USD	23,028	CHF	23,405	1
1/4/2017	USD	26,029	CHF	26,455	—
1/4/2017	USD	26,029	CHF	26,455	—
1/4/2017	USD	8,899	GBP	7,255	66
1/4/2017	USD	304,353	GBP	246,316	7
1/4/2017	USD	330,817	GBP	267,735	10
1/4/2017	USD	344,050	GBP	278,441	5
1/4/2017	USD	344,050	GBP	278,436	—
1/4/2017	USD	3,871	HKD	30,034	3
1/4/2017	USD	132,389	HKD	1,026,407	(3)
1/4/2017	USD	143,901	HKD	1,115,653	(4)
1/4/2017	USD	149,657	HKD	1,160,295	(2)
1/4/2017	USD	149,657	HKD	1,160,545	30
1/4/2017	USD	65	INR	4,408	—
1/4/2017	USD	9,740	INR	661,918	—
1/4/2017	USD	1,249	KRW	1,500,523	(6)
1/4/2017	USD	46,788	KRW	56,510,046	—
1/4/2017	USD	46,780	KRW	56,510,046	8
1/4/2017	USD	46,760	KRW	56,510,046	27
1/4/2017	USD	39,573	KRW	47,816,193	16
1/4/2017	USD	218	MXN	4,507	1
1/4/2017	USD	8,092	MXN	166,716	—
1/4/2017	USD	7,446	MXN	153,406	—
1/4/2017	USD	8,416	MXN	173,385	—
1/4/2017	USD	8,416	MXN	173,382	—
1/4/2017	USD	231	PHP	11,504	—
1/4/2017	USD	34,347	PHP	1,701,382	(113)
1/5/2017	BRL	90,691	USD	26,611	(1,245)
1/5/2017	BRL	90,691	USD	26,557	(1,300)
1/5/2017	BRL	90,691	USD	26,547	(1,310)
1/5/2017	BRL	90,691	USD	26,539	(1,318)
1/5/2017	BRL	69,099	USD	20,226	(998)
1/5/2017	CAD	170,190	USD	126,615	$(297)
1/5/2017	CAD	223,355	USD	166,177	(380)
1/5/2017	CAD	223,363	USD	166,177	(386)
1/5/2017	CAD	223,364	USD	166,177	(386)
1/5/2017	CAD	223,357	USD	166,177	(381)
1/5/2017	CLP	8,649,826	USD	12,817	(97)
1/5/2017	CLP	11,352,896	USD	16,838	(111)
1/5/2017	CLP	11,352,896	USD	16,824	(125)
1/5/2017	CLP	11,352,896	USD	16,819	(130)
1/5/2017	CLP	11,352,896	USD	16,824	(125)
1/5/2017	IDR	808,145,456	USD	59,357	(787)
1/5/2017	JPY	51,634,947	USD	454,152	11,447
1/5/2017	JPY	67,778,404	USD	596,070	14,955
1/5/2017	JPY	67,778,344	USD	596,070	14,955
1/5/2017	JPY	67,769,701	USD	596,070	15,029
1/5/2017	JPY	67,785,318	USD	596,070	14,895
1/5/2017	JPY	8,328,537	USD	71,298	(109)
1/5/2017	MYR	636,162	USD	141,432	(360)
1/5/2017	NZD	80,883	USD	57,259	859
1/5/2017	NZD	106,155	USD	75,152	1,130
1/5/2017	NZD	106,157	USD	75,152	1,129
1/5/2017	NZD	106,155	USD	75,152	1,130
1/5/2017	NZD	106,156	USD	75,152	1,129
1/5/2017	NZD	7,800	USD	5,418	(21)
1/5/2017	SGD	66,975	USD	46,755	396
1/5/2017	SGD	66,980	USD	46,755	393
1/5/2017	SGD	51,024	USD	35,626	308
1/5/2017	SGD	66,970	USD	46,755	400
1/5/2017	SGD	66,969	USD	46,755	400
1/5/2017	SGD	2,700	USD	1,864	(5)
1/5/2017	THB	8,739,604	USD	245,253	1,102
1/5/2017	TWD	13,835,124	USD	434,179	4,881
1/5/2017	USD	859	BRL	2,812	5
1/5/2017	USD	30,319	BRL	98,683	(8)
1/5/2017	USD	32,956	BRL	107,262	(10)
1/5/2017	USD	34,274	BRL	111,553	(10)
1/5/2017	USD	34,274	BRL	111,553	(10)
1/5/2017	USD	5,286	CAD	7,144	42
1/5/2017	USD	180,790	CAD	242,440	(1)
1/5/2017	USD	196,509	CAD	263,517	(3)
1/5/2017	USD	204,369	CAD	274,055	(5)
1/5/2017	USD	204,369	CAD	274,069	6
1/5/2017	USD	537	CLP	362,072	3
1/5/2017	USD	18,441	CLP	12,350,850	(2)
1/5/2017	USD	20,044	CLP	13,424,834	(1)
1/5/2017	USD	20,845	CLP	13,961,827	(2)
1/5/2017	USD	20,845	CLP	13,961,827	(2)
1/5/2017	USD	398	IDR	5,351,666	—
1/5/2017	USD	59,732	IDR	802,793,790	14
1/5/2017	USD	18,961	JPY	2,220,513	77
1/5/2017	USD	648,480	JPY	75,637,345	16
1/5/2017	USD	704,867	JPY	82,214,559	21
1/5/2017	USD	733,062	JPY	85,502,152	13
1/5/2017	USD	733,062	JPY	85,500,686	—
1/5/2017	USD	951	MYR	4,259	(2)
1/5/2017	USD	141,255	MYR	631,903	(412)
1/5/2017	USD	2,391	NZD	3,480	36
1/5/2017	USD	88,869	NZD	127,451	3
1/5/2017	USD	81,761	NZD	117,250	(2)

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	69

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/5/2017	USD	92,423	NZD	132,546	$1
1/5/2017	USD	92,423	NZD	132,544	—
1/5/2017	USD	1,487	SGD	2,152	2
1/5/2017	USD	50,868	SGD	73,483	(5)
1/5/2017	USD	55,289	SGD	79,870	(4)
1/5/2017	USD	57,501	SGD	83,071	(1)
1/5/2017	USD	57,501	SGD	83,072	—
1/5/2017	USD	1,639	THB	58,954	8
1/5/2017	USD	242,409	THB	8,680,650	96
1/5/2017	USD	2,887	TWD	93,054	1
1/5/2017	USD	427,038	TWD	13,742,070	(627)
1/5/2017	USD	1,116	ZAR	15,677	30
1/5/2017	USD	38,168	ZAR	522,049	1
1/5/2017	USD	41,485	ZAR	567,347	(4)
1/5/2017	USD	43,144	ZAR	590,003	(7)
1/5/2017	USD	43,144	ZAR	589,994	(7)
1/5/2017	ZAR	377,606	USD	26,733	(875)
1/5/2017	ZAR	495,512	USD	35,081	(1,148)
1/5/2017	ZAR	495,493	USD	35,081	(1,146)
1/5/2017	ZAR	495,473	USD	35,081	(1,145)
1/5/2017	ZAR	495,661	USD	35,081	(1,159)
2/2/2017	AUD	250,135	USD	180,983	(9)
2/2/2017	AUD	271,875	USD	196,718	(5)
2/2/2017	AUD	282,749	USD	204,586	(5)
2/2/2017	AUD	282,761	USD	204,586	(13)
2/2/2017	CHF	25,677	USD	25,313	(2)
2/2/2017	CHF	27,910	USD	27,513	(4)
2/2/2017	CHF	29,027	USD	28,614	(4)
2/2/2017	CHF	29,028	USD	28,614	(5)
2/2/2017	DKK	174,491	USD	24,793	—
2/2/2017	DKK	160,541	USD	22,812	2
2/2/2017	DKK	181,485	USD	25,784	(2)
2/2/2017	DKK	181,486	USD	25,784	(2)
2/2/2017	EUR	332,066	USD	350,748	(18)
2/2/2017	EUR	360,918	USD	381,245	1
2/2/2017	EUR	375,387	USD	396,495	(32)
2/2/2017	EUR	375,337	USD	396,495	21
2/2/2017	GBP	272,126	USD	336,479	(35)
2/2/2017	GBP	250,348	USD	309,563	(20)
2/2/2017	GBP	283,023	USD	349,938	(52)
2/2/2017	GBP	283,025	USD	349,938	(55)
2/2/2017	HKD	978,555	USD	126,236	2
2/2/2017	HKD	1,063,641	USD	137,210	—
2/2/2017	HKD	1,106,213	USD	142,698	(3)
2/2/2017	HKD	1,106,442	USD	142,698	(33)
2/2/2017	HUF	941,999	USD	3,219	—
2/2/2017	HUF	1,023,337	USD	3,497	—
2/2/2017	HUF	1,064,064	USD	3,636	(1)
2/2/2017	HUF	1,064,012	USD	3,636	—
2/2/2017	ILS	50,306	USD	13,079	(1)
2/2/2017	ILS	54,680	USD	14,215	(2)
2/2/2017	ILS	56,868	USD	14,784	(2)
2/2/2017	ILS	56,864	USD	14,784	(1)
2/2/2017	NOK	600,356	USD	69,756	(10)
2/2/2017	NOK	552,295	USD	64,178	(2)
2/2/2017	NOK	624,356	USD	72,546	(8)
2/2/2017	NOK	624,345	USD	72,546	(7)
2/2/2017	NZD	126,253	USD	87,947	(6)
2/2/2017	NZD	116,147	USD	80,912	(1)
2/2/2017	NZD	131,305	USD	91,465	$(7)
2/2/2017	NZD	131,311	USD	91,465	(12)
2/2/2017	PHP	1,647,133	USD	33,115	—
2/2/2017	PLN	43,376	USD	10,384	(2)
2/2/2017	PLN	39,921	USD	9,556	(2)
2/2/2017	PLN	45,113	USD	10,799	(2)
2/2/2017	PLN	45,107	USD	10,799	(1)
2/2/2017	SEK	782,004	USD	86,223	(15)
2/2/2017	SEK	719,276	USD	79,326	5
2/2/2017	SEK	813,162	USD	89,672	(3)
2/2/2017	SEK	813,110	USD	89,672	3
2/2/2017	TRY	60,043	USD	16,960	(2)
2/2/2017	TRY	55,247	USD	15,605	(3)
2/2/2017	TRY	62,445	USD	17,638	(3)
2/2/2017	TRY	62,449	USD	17,638	(4)
2/3/2017	BRL	110,145	USD	33,565	10
2/3/2017	BRL	101,335	USD	30,873	1
2/3/2017	BRL	114,551	USD	34,908	10
2/3/2017	BRL	114,551	USD	34,911	13
2/3/2017	CAD	254,182	USD	189,621	8
2/3/2017	CAD	276,277	USD	206,109	14
2/3/2017	CAD	287,357	USD	214,353	(8)
2/3/2017	CAD	287,377	USD	214,353	(22)
2/3/2017	CLP	12,681,275	USD	18,933	38
2/3/2017	CLP	11,666,773	USD	17,381	(3)
2/3/2017	CLP	13,188,526	USD	19,647	(4)
2/3/2017	CLP	13,188,526	USD	19,647	(4)
2/3/2017	IDR	961,966,869	USD	71,204	(86)
2/3/2017	INR	670,740	USD	9,838	(6)
2/3/2017	JPY	77,111,819	USD	662,149	(83)
2/3/2017	JPY	83,814,655	USD	719,727	(68)
2/3/2017	JPY	87,170,676	USD	748,516	(101)
2/3/2017	JPY	87,177,412	USD	748,516	(158)
2/3/2017	KRW	57,895,765	USD	47,933	(306)
2/3/2017	KRW	57,895,765	USD	47,924	(314)
2/3/2017	KRW	57,895,765	USD	47,905	(333)
2/3/2017	KRW	48,988,727	USD	40,540	(277)
2/3/2017	MXN	171,211	USD	8,275	(3)
2/3/2017	MXN	157,562	USD	7,616	(2)
2/3/2017	MXN	178,031	USD	8,606	(1)
2/3/2017	MXN	178,028	USD	8,606	(1)
2/3/2017	SGD	78,274	USD	54,167	(6)
2/3/2017	SGD	72,022	USD	49,835	(10)
2/3/2017	SGD	81,405	USD	56,333	(7)
2/3/2017	SGD	81,407	USD	56,333	(8)
2/3/2017	THB	9,074,921	USD	253,206	(251)
2/3/2017	ZAR	547,519	USD	39,810	(5)
2/3/2017	ZAR	595,125	USD	43,270	(7)
2/3/2017	ZAR	618,786	USD	45,000	3
2/3/2017	ZAR	618,750	USD	45,000	5
2/6/2017	MYR	609,281	USD	135,682	(15)
2/6/2017	TWD	13,724,923	USD	426,041	(40)
					$113,934

See Notes to Financial Statements.

70	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2016

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli New shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	71

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 100.0%
Australia – 3.4%
AP Eagers Ltd.	4,885	$32,613
Automotive Holdings Group Ltd.	8,314	23,780
Blackmores Ltd.(a)	321	24,025
Brickworks Ltd.	2,306	22,692
CSR Ltd.	21,533	72,035
Downer EDI Ltd.	16,234	71,588
Event Hospitality and Entertainment Ltd.	3,807	37,959
Fairfax Media Ltd.	69,439	44,750
Genworth Mortgage Insurance Australia Ltd.	19,780	46,835
IRESS Ltd.	4,993	42,915
Mineral Resources Ltd.	1,992	17,482
Navitas Ltd.	11,454	41,303
New Hope Corp., Ltd.	8,828	10,579
OceanaGold Corp.	4,502	13,126
OZ Minerals Ltd.	5,762	32,919
Pact Group Holdings Ltd.	3,184	15,563
Perpetual Ltd.	1,574	55,574
Premier Investments Ltd.	4,230	44,229
Primary Health Care Ltd.	16,792	49,609
Regis Healthcare Ltd.(a)	5,406	17,928
Seven Group Holdings Ltd.(a)	14,047	79,744
Sigma Pharmaceuticals Ltd.	17,338	16,195
Sims Metal Management Ltd.	2,976	27,648
Super Retail Group Ltd.	5,993	44,914

Total Australia		886,005
Austria – 0.2%
RHI AG	693	17,726
Schoeller-Bleckmann Oilfield Equipment AG	342	27,606

Total Austria		45,332
Belgium – 0.5%
Econocom Group S.A./N.V.	1,952	28,701
Euronav N.V.	10,078	80,563
Ion Beam Applications	454	19,939

Total Belgium		129,203
Brazil – 0.5%
Grendene S.A.	6,362	34,364
Iguatemi Empresa de Shopping Centers S.A.	788	6,457
Mahle-Metal Leve S.A.	4,752	30,311
MRV Engenharia e Participacoes S.A.	4,840	16,269
Qualicorp S.A.	3,715	21,972
Sul America S.A.	2,856	15,795

Total Brazil		125,168
Canada – 3.5%
Aimia, Inc.	5,500	36,419
Canadian Energy Services & Technology Corp.	7,407	42,308
Canadian Western Bank(a)	1,350	30,542
Capital Power Corp.(a)	3,744	64,854
Chemtrade Logistics Income Fund	2,748	38,811
Cogeco Communications, Inc.	550	27,167
Corus Entertainment, Inc. Class B	7,734	72,666
Investments	Shares	Value

EnerCare, Inc.	3,353	$44,605
Enerplus Corp.	11,735	111,483
Intertape Polymer Group, Inc.	1,088	20,429
Laurentian Bank of Canada	702	30,220
Mullen Group Ltd.	3,149	46,564
Nevsun Resources Ltd.	9,692	29,993
New Flyer Industries, Inc.(a)	450	13,704
North West Co., Inc. (The)	2,135	43,813
Russel Metals, Inc.	2,825	53,886
Secure Energy Services, Inc.	3,375	29,470
Superior Plus Corp.(a)	5,254	49,952
TransAlta Corp.	15,981	88,542
Uni-Select, Inc.	338	7,433
Westshore Terminals Investment Corp.	2,231	43,071

Total Canada		925,932
Chile – 0.3%
Engie Energia Chile S.A.	16,996	26,898
Inversiones Aguas Metropolitanas S.A.	13,612	19,634
Ripley Corp. S.A.	29,886	17,818
Vina Concha y Toro S.A.	17,233	27,656

Total Chile		92,006
China – 1.9%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	18,000	24,331
China Communications Services Corp., Ltd. Class H	72,000	45,875
China National Building Material Co., Ltd. Class H	54,000	26,258
China Southern Airlines Co., Ltd. Class H	28,000	14,554
China Travel International Investment Hong Kong Ltd.(a)	84,000	23,077
CITIC Telecom International Holdings Ltd.	52,000	15,627
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	5,600	17,371
Guangzhou R&F Properties Co., Ltd. Class H	18,400	22,261
Jiangsu Expressway Co., Ltd. Class H	36,000	45,504
Jiangxi Copper Co., Ltd. Class H	27,000	37,680
Red Star Macalline Group Corp. Ltd. Class H(b)	14,000	14,446
Shengjing Bank Co., Ltd. Class H(b)	10,500	10,699
Shougang Fushan Resources Group Ltd.	38,000	7,450
Sinopec Engineering Group Co., Ltd. Class H	19,500	16,273
Sinotrans Ltd. Class H	36,000	16,066
SITC International Holdings Co., Ltd.	54,000	32,874
Tianneng Power International Ltd.	14,000	12,857
Weichai Power Co., Ltd. Class H	18,000	27,720
Yuzhou Properties Co., Ltd.	53,000	18,457
Zhejiang Expressway Co., Ltd. Class H	36,000	34,360
Zijin Mining Group Co., Ltd. Class H	108,000	34,825

Total China		498,565
Denmark – 0.5%
Alm Brand A/S	4,257	32,609
Scandinavian Tobacco Group A/S Class A(b)	2,816	47,496
Schouw & Co. AB	256	19,101
Spar Nord Bank A/S	1,692	19,441

Total Denmark		118,647
Finland – 0.4%
Caverion Corp.	2,741	22,897

See Notes to Financial Statements.

72	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2016

Investments	Shares	Value

Cramo Oyj	539	$13,525
Sanoma Oyj	797	6,931
Tikkurila Oyj	911	18,074
Uponor Oyj	1,997	34,776
YIT Oyj	2,179	17,444

Total Finland		113,647
France – 0.8%
Coface S.A.	3,172	20,743
Gaztransport Et Technigaz S.A.	1,659	71,909
IPSOS	862	27,135
Neopost S.A.	2,499	78,337

Total France		198,124
Germany – 0.9%
BayWa AG	633	20,557
Hamburger Hafen und Logistik AG	2,069	38,626
Indus Holding AG	720	39,217
Leoni AG	493	17,599
Pfeiffer Vacuum Technology AG	266	24,920
Sixt SE	480	25,795
Takkt AG	828	18,785
TLG Immobilien AG	1,368	25,828
Wacker Neuson SE	1,781	28,957

Total Germany		240,284
Hong Kong – 0.4%
China High Speed Transmission Equipment Group Co., Ltd.	10,000	11,673
Kowloon Development Co., Ltd.	18,000	17,064
Television Broadcasts Ltd.	27,000	88,802

Total Hong Kong		117,539
Indonesia – 0.3%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	90,800	22,848
Bumitama Agri Ltd.	45,000	26,009
Indo Tambangraya Megah Tbk PT	16,200	20,291
Tambang Batubara Bukit Asam Persero Tbk PT	17,700	16,422

Total Indonesia		85,570
Ireland – 0.3%
C&C Group PLC	10,659	43,284
Grafton Group PLC	3,939	26,770

Total Ireland		70,054
Israel – 0.3%
Amot Investments Ltd.	8,719	37,018
First International Bank of Israel Ltd.	1,574	23,107
Strauss Group Ltd.	1,831	28,992

Total Israel		89,117
Italy – 2.1%
Anima Holding SpA(b)	8,972	48,830
Banca IFIS SpA	731	20,047
Banca Popolare di Sondrio SCPA	7,441	24,550
BPER Banca	5,233	27,929
Cerved Information Solutions SpA	2,265	18,849
Investments	Shares	Value

Credito Emiliano SpA	4,577	$27,565
ERG SpA	4,267	45,906
Interpump Group SpA	655	10,743
MARR SpA	2,303	42,145
OVS SpA(b)	4,510	22,738
Salini Impregilo SpA	5,950	18,840
Saras SpA	58,070	105,349
Tod’s SpA(a)	942	61,403
Unipol Gruppo Finanziario SpA	20,731	74,869

Total Italy		549,763
Japan – 12.0%
77 Bank Ltd. (The)	3,000	14,507
ADEKA Corp.	2,700	36,807
Ai Holdings Corp.(a)	500	9,963
Aica Kogyo Co., Ltd.	2,400	63,480
Alpine Electronics, Inc.	1,100	14,364
Amano Corp.	1,800	31,683
AOKI Holdings, Inc.	2,100	25,891
Arcs Co., Ltd.	1,800	40,634
Ariake Japan Co., Ltd.	300	16,101
Bic Camera, Inc.	1,800	16,513
Capcom Co., Ltd.	700	16,504
Citizen Watch Co., Ltd.	6,800	40,753
Cocokara fine, Inc.	300	11,047
COOKPAD, Inc.(a)	800	7,373
Cosmo Energy Holdings Co., Ltd.	1,200	16,904
Daikyonishikawa Corp.	1,000	12,878
Daishi Bank Ltd. (The)	3,000	13,504
DCM Holdings Co., Ltd.	3,600	32,038
DMG Mori Co., Ltd.	2,300	27,962
Doutor Nichires Holdings Co., Ltd.	900	16,598
EDION Corp.	2,600	24,432
Exedy Corp.	1,800	50,774
Fancl Corp.	1,100	15,410
Fuji Oil Holdings, Inc.	1,000	19,685
Fujikura Ltd.	2,500	13,611
Fujitec Co., Ltd.	1,200	14,085
GMO Internet, Inc.	1,700	21,776
Gree, Inc.	2,000	10,580
GS Yuasa Corp.	6,000	25,001
H2O Retailing Corp.	1,900	29,062
Hanwa Co., Ltd.	3,000	19,677
Hazama Ando Corp.	2,400	15,865
Heiwado Co., Ltd.	600	14,208
HIS Co., Ltd.	600	15,819
Hokuetsu Kishu Paper Co., Ltd.	4,500	25,618
Hokuhoku Financial Group, Inc.	1,700	29,399
Hyakugo Bank Ltd. (The)	5,000	20,363
Ibiden Co., Ltd.	1,600	21,578
Japan Aviation Electronics Industry Ltd.	1,000	14,112
Juroku Bank Ltd. (The)	7,000	24,607
kabu.com Securities Co., Ltd.	13,500	46,530
Kadokawa Dwango*	700	10,137
Kanamoto Co., Ltd.	500	13,268

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	73

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2016

Investments	Shares	Value

Keihin Corp.	1,500	$26,339
Keiyo Bank Ltd. (The)	3,000	13,632
Kobe Bussan Co., Ltd.(a)	200	7,048
Kumagai Gumi Co., Ltd.	5,000	12,861
KYORIN Holdings, Inc.	1,000	21,494
Kyowa Exeo Corp.	2,000	28,842
Leopalace21 Corp.	3,300	18,278
Lintec Corp.	1,800	39,400
Maeda Road Construction Co., Ltd.	2,000	33,523
Meitec Corp.	900	34,531
Mitsubishi Shokuhin Co., Ltd.	900	26,814
Mitsui Engineering & Shipbuilding Co., Ltd.	16,000	24,830
Mitsui Mining & Smelting Co., Ltd.	9,000	22,840
Mochida Pharmaceutical Co., Ltd.	900	62,580
Nachi-Fujikoshi Corp.	4,000	17,388
Nagase & Co., Ltd.	4,200	55,023
Nanto Bank Ltd. (The)	300	11,446
Nichias Corp.	2,000	19,342
Nihon Unisys Ltd.	2,100	26,467
Nikkon Holdings Co., Ltd.	1,800	37,656
Nippon Flour Mills Co., Ltd.	4,500	62,734
Nippon Gas Co., Ltd.	200	5,762
Nippon Light Metal Holdings Co., Ltd.	14,400	30,495
Nippon Steel & Sumikin Bussan Corp.	1,100	42,629
Nippon Suisan Kaisha Ltd.	2,400	11,564
Nishimatsu Construction Co., Ltd.	6,000	29,116
Nissan Shatai Co., Ltd.	2,700	26,321
Nissha Printing Co., Ltd.(a)	300	7,243
Nisshin Steel Co., Ltd.	3,000	37,064
Nisshinbo Holdings, Inc.	3,500	33,849
Nissin Kogyo Co., Ltd.	1,100	17,438
Noevir Holdings Co., Ltd.	1,000	31,380
NOF Corp.	6,000	57,873
Nomura Co., Ltd.	700	10,155
North Pacific Bank Ltd.	6,800	28,101
NS Solutions Corp.	1,800	32,471
NTN Corp.	9,000	36,498
Ohsho Food Service Corp.	600	22,660
Okamura Corp.	1,900	17,121
Okasan Securities Group, Inc.	6,500	40,237
Oki Electric Industry Co., Ltd.	2,000	28,156
OKUMA Corp.	3,000	28,679
Okumura Corp.	5,000	28,208
Onward Holdings Co., Ltd.	4,000	28,088
Open House Co., Ltd.	600	14,301
Paltac Corp.	1,800	42,625
PanaHome Corp.	5,000	40,554
Paramount Bed Holdings Co., Ltd.	500	20,020
Rengo Co., Ltd.	3,000	16,359
Ryosan Co., Ltd.	900	27,239
Saibu Gas Co., Ltd.	18,000	38,891
San-In Godo Bank Ltd. (The)	1,500	12,539
Sangetsu Corp.	1,000	17,379
Sankyu, Inc.	5,000	30,308
Investments	Shares	Value

Sanrio Co., Ltd.	2,700	$51,067
Senko Co., Ltd.	2,600	17,588
Senshu Ikeda Holdings, Inc.	3,400	15,712
Shimachu Co., Ltd.	900	24,037
Ship Healthcare Holdings, Inc.	600	15,433
Showa Denko K.K.	3,000	43,057
Starts Corp., Inc.	900	15,263
Sumitomo Warehouse Co., Ltd. (The)	9,000	47,687
T-Gaia Corp.	2,700	44,053
Tadano Ltd.	1,900	23,979
Taiyo Holdings Co., Ltd.	500	19,484
Taiyo Yuden Co., Ltd.	1,400	16,841
TechnoPro Holdings, Inc.	600	19,291
Toagosei Co., Ltd.	1,400	13,816
Toda Corp.	3,000	15,870
Tokai Rika Co., Ltd.	1,900	38,200
Tokyu Construction Co., Ltd.	1,500	12,115
Topcon Corp.	900	13,596
Topre Corp.	800	20,069
Toridoll Holdings Corp.	300	6,489
Toshiba Plant Systems & Services Corp.	1,000	13,204
Toyo Ink SC Holdings Co., Ltd.	6,000	27,522
Toyo Tire & Rubber Co., Ltd.	2,300	28,692
Toyobo Co., Ltd.	23,000	34,312
Transcosmos, Inc.	800	18,739
TS Tech Co., Ltd.	1,000	25,807
Tsubakimoto Chain Co.	2,000	16,290
UACJ Corp.	5,000	13,761
Ulvac, Inc.	200	6,139
Wacoal Holdings Corp.	3,000	35,058
Yoshinoya Holdings Co., Ltd.(a)	1,800	24,754

Total Japan		3,173,417
Malaysia – 0.5%
AirAsia Bhd	18,700	9,546
Berjaya Sports Toto Bhd	42,900	28,307
Carlsberg Brewery Malaysia Bhd	7,200	22,342
KPJ Healthcare Bhd	28,800	26,835
Lafarge Malaysia Bhd	17,100	27,407
Top Glove Corp. Bhd	12,000	14,311
UMW Holdings Bhd	4,500	4,584

Total Malaysia		133,332
Mexico – 0.1%
Banregio Grupo Financiero S.A.B. de C.V.	4,554	25,525
Netherlands – 0.7%
Arcadis N.V.	2,040	28,682
BE Semiconductor Industries N.V.	718	23,961
Corbion N.V.	1,082	29,022
Flow Traders(b)	1,103	38,084
Refresco Group N.V.(b)	1,690	25,722
TKH Group N.V. CVA	1,290	51,146

Total Netherlands		196,617
New Zealand – 1.4%
Air New Zealand Ltd.	26,398	40,404

See Notes to Financial Statements.

74	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2016

Investments	Shares	Value

Chorus Ltd.	16,181	$44,794
Genesis Energy Ltd.	71,446	104,620
Infratil Ltd.	29,717	56,985
Kiwi Property Group Ltd.	41,949	40,513
Mainfreight Ltd.	942	13,603
Trade Me Group Ltd.	17,485	61,083

Total New Zealand		362,002
Norway – 1.1%
AF Gruppen ASA	1,778	31,913
Atea ASA*	4,437	40,980
Austevoll Seafood ASA	10,870	105,762
Kongsberg Gruppen ASA	2,816	40,730
Ocean Yield ASA	5,534	41,789
SpareBank 1 SR-Bank ASA	5,452	38,478

Total Norway		299,652
Philippines – 0.2%
Cebu Air, Inc.	5,950	11,131
Filinvest Land, Inc.	196,000	6,032
Manila Water Co., Inc.	9,000	5,250
Nickel Asia Corp.	144,300	23,163
Vista Land & Lifescapes, Inc.	66,700	6,642

Total Philippines		52,218
Poland – 0.2%
Asseco Poland S.A.	2,474	31,980
Eurocash S.A.	1,675	15,786

Total Poland		47,766
Portugal – 0.6%
Corticeira Amorim SGPS S.A.	1,790	16,048
CTT-Correios de Portugal S.A.	3,000	20,394
Semapa-Sociedade de Investimento e Gestao	3,026	42,768
Sonae, SGPS, S.A.	97,003	89,422

Total Portugal		168,632
Russia – 0.2%
LSR Group PJSC GDR Reg S	11,418	39,392
Singapore – 0.8%
GuocoLand Ltd.	20,700	25,791
Keppel Infrastructure Trust	147,500	48,496
M1 Ltd.(a)	39,400	53,453
United Engineers Ltd.	11,900	21,087
Venture Corp., Ltd.	9,900	67,704

Total Singapore		216,531
South Africa – 0.7%
African Rainbow Minerals Ltd.	2,945	21,213
Assore Ltd.	1,895	32,831
Barloworld Ltd.	3,798	32,745
Coronation Fund Managers Ltd.	8,827	45,500
Harmony Gold Mining Co., Ltd.	6,849	15,791
JSE Ltd.	400	4,805
Santam Ltd.	1,737	29,723

Total South Africa		182,608
Investments	Shares	Value

South Korea – 0.7%
Bukwang Pharmaceutical Co., Ltd.	463	$10,120
Cheil Worldwide, Inc.	875	11,410
Grand Korea Leisure Co., Ltd.	882	14,934
KEPCO Engineering & Construction Co., Inc.	612	11,983
Korean Reinsurance Co.	1,755	16,565
LIG Nex1 Co., Ltd.	117	7,798
LOTTE Himart Co., Ltd.	452	15,793
LS Corp.	189	9,279
LS Industrial Systems Co., Ltd.	711	23,400
Meritz Securities Co., Ltd.	7,631	21,861
NongShim Co., Ltd.	48	13,214
Paradise Co., Ltd.	941	9,466
SKC Co., Ltd.	471	12,869
Tongyang Life Insurance Co., Ltd.	1,316	13,838

Total South Korea		192,530
Spain – 0.0%
Applus Services S.A.	544	5,537
Sweden – 1.4%
AddTech AB Class B	1,664	26,101
Betsson AB*	4,096	39,632
Bilia AB Class A	1,549	35,721
Com Hem Holding AB	2,906	27,798
Hemfosa Fastigheter AB	3,770	35,274
Kungsleden AB	4,343	27,608
Modern Times Group MTG AB Class B	2,336	69,427
Mycronic AB	1,906	20,561
Nobia AB	4,390	41,003
Ratos AB Class B	2,300	10,922
Wihlborgs Fastigheter AB	1,754	32,707

Total Sweden		366,754
Switzerland – 0.5%
EFG International AG*	4,420	26,789
GAM Holding AG*	4,615	53,581
Implenia AG Registered Shares	241	17,844
Valiant Holding AG Registered Shares	307	30,629

Total Switzerland		128,843
Taiwan – 1.8%
Chicony Electronics Co., Ltd.	18,140	42,214
China Airlines Ltd.	137,000	39,533
Eva Airways Corp.	58,000	26,275
Farglory Land Development Co., Ltd.	11,000	12,611
Highwealth Construction Corp.	23,000	32,399
King’s Town Bank Co., Ltd.	36,000	31,444
Makalot Industrial Co., Ltd.	5,000	19,237
Realtek Semiconductor Corp.	18,000	56,967
Ruentex Industries Ltd.	36,000	59,983
Synnex Technology International Corp.	56,700	57,177
Taiwan Secom Co., Ltd.	18,000	49,483
Teco Electric and Machinery Co., Ltd.	36,000	31,165
Transcend Information, Inc.	9,000	23,792

Total Taiwan		482,280

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	75

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2016

Investments	Shares	Value

Thailand – 1.0%
Bangchak Petroleum PCL (The) NVDR	48,600	$45,464
Banpu PCL NVDR	117,057	62,761
Jasmine International PCL	18,800	4,147
Jasmine International PCL NVDR	120,900	26,671
Kiatnakin Bank PCL NVDR	11,700	19,276
MK Restaurants Group PCL NVDR	19,100	31,202
Pruksa Holding PCL NVDR	63,900	40,149
Star Petroleum Refining PCL	67,600	23,408
TTW PCL NVDR	80,100	23,934

Total Thailand		277,012
Turkey – 0.3%
Soda Sanayii AS	12,249	18,421
TAV Havalimanlari Holding AS	6,963	27,772
Turk Traktor ve Ziraat Makineleri AS	1,727	36,822

Total Turkey		83,015
United Kingdom – 5.6%
Assura PLC	26,397	18,592
BCA Marketplace PLC	18,393	42,386
BGEO Group PLC	294	10,840
Bodycote PLC	8,512	67,735
Bovis Homes Group PLC	4,163	42,181
Card Factory PLC	19,076	59,635
Carillion PLC(a)	23,255	67,843
Computacenter PLC	3,828	37,841
Cranswick PLC	667	19,311
Crest Nicholson Holdings PLC	8,449	47,293
Debenhams PLC	27,411	19,408
Dignity PLC	747	22,808
Diploma PLC	2,762	35,460
Drax Group PLC	11,212	52,355
Elementis PLC	15,636	53,595
Essentra PLC	6,405	36,485
Fidessa Group PLC	1,310	37,052
Galliford Try PLC	2,899	46,246
Genus PLC	955	21,194
J D Wetherspoon PLC(a)	2,249	24,677
James Halstead PLC	4,239	25,391
JRP Group PLC	12,900	23,830
Kier Group PLC	2,275	38,596
Laird PLC	5,000	9,453
Millennium & Copthorne Hotels PLC	2,828	16,088
Mitchells & Butlers PLC	8,379	25,977
Morgan Advanced Materials PLC	8,539	30,113
Pagegroup PLC	9,647	46,549
PayPoint PLC	1,493	18,559
Pets at Home Group PLC	13,628	40,246
QinetiQ Group PLC	11,496	37,331
Restaurant Group PLC (The)	6,565	26,324
Safestore Holdings PLC	4,894	21,165
Savills PLC	2,489	21,544
Stagecoach Group PLC	24,935	66,613
SuperGroup PLC	1,776	36,166
Investments	Shares	Value

Synthomer PLC	7,181	$33,949
Ted Baker PLC	657	22,845
Telecom Plus PLC	2,015	29,280
Ultra Electronics Holdings PLC	1,239	29,716
Unite Group PLC (The)	3,340	25,010
Vesuvius PLC	9,211	44,991
Victrex PLC	1,562	37,270
Zoopla Property Group PLC(b)	2,437	9,615

Total United Kingdom		1,479,558
United States – 53.9%
AAON, Inc.	662	21,879
AAR Corp.	585	19,334
Aaron’s, Inc.	696	22,265
Abaxis, Inc.	343	18,100
Abercrombie & Fitch Co. Class A	6,437	77,244
ADTRAN, Inc.	2,233	49,908
Advanced Drainage Systems, Inc.	1,190	24,514
Agree Realty Corp.	1,263	58,161
Albany International Corp. Class A	958	44,355
American Equity Investment Life Holding Co.	1,337	30,136
AMERISAFE, Inc.	373	23,257
Andersons, Inc. (The)	1,036	46,309
Apogee Enterprises, Inc.	729	39,045
Applied Industrial Technologies, Inc.	1,961	116,483
Archrock, Inc.	5,734	75,689
Artisan Partners Asset Management, Inc. Class A	1,039	30,910
Astec Industries, Inc.	257	17,337
Astoria Financial Corp.	2,204	41,105
AZZ, Inc.	675	43,133
Badger Meter, Inc.	978	36,137
BancFirst Corp.	428	39,825
Banner Corp.	865	48,276
Boston Private Financial Holdings, Inc.	3,440	56,932
Brady Corp. Class A	3,131	117,569
Brink’s Co. (The)	1,278	52,718
Brooks Automation, Inc.	3,941	67,273
Buckle, Inc. (The)(a)	4,978	113,498
Cabot Microelectronics Corp.	358	22,615
Calavo Growers, Inc.	550	33,770
Caleres, Inc.	1,645	53,989
California Water Service Group	2,780	94,242
CEB, Inc.	2,170	131,502
Chesapeake Utilities Corp.	666	44,589
Chico’s FAS, Inc.	7,936	114,199
Children’s Place, Inc. (The)	458	46,235
ClubCorp Holdings, Inc.	3,219	46,193
Coca-Cola Bottling Co. Consolidated	124	22,177
Cogent Communications Holdings, Inc.	3,942	163,002
Comfort Systems USA, Inc.	916	30,503
Commercial Metals Co.	8,247	179,620
CONMED Corp.	1,227	54,197
Consolidated Communications Holdings, Inc.	6,902	185,319
Core-Mark Holding Co., Inc.	1,046	45,051
CoreCivic, Inc.	18,046	441,405

See Notes to Financial Statements.

76	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2016

Investments	Shares	Value

CSG Systems International, Inc.	1,432	$69,309
Cubic Corp.	441	21,146
CVR Energy, Inc.(a)	19,688	499,878
Dean Foods Co.	2,265	49,332
Delek U.S. Holdings, Inc.	4,307	103,669
DeVry Education Group, Inc.	2,034	63,461
DiamondRock Hospitality Co.	14,649	168,903
Diebold Nixdorf, Inc.	6,882	173,082
DineEquity, Inc.	2,046	157,542
DSW, Inc. Class A	6,314	143,012
Ebix, Inc.(a)	828	47,237
Empire District Electric Co. (The)	3,868	131,860
EnPro Industries, Inc.	636	42,841
Ensign Group, Inc. (The)	1,109	24,631
ESCO Technologies, Inc.	612	34,670
Exponent, Inc.	787	47,456
FBL Financial Group, Inc. Class A	783	61,191
Fidelity & Guaranty Life(a)	1,586	37,588
Financial Engines, Inc.	1,030	37,853
Finish Line, Inc. (The) Class A	1,889	35,532
First Financial Bancorp	2,402	68,337
First Merchants Corp.	1,158	43,599
First Midwest Bancorp, Inc.	2,213	55,834
Forward Air Corp.	931	44,111
Four Corners Property Trust, Inc.	3,362	68,988
Franklin Street Properties Corp.	8,580	111,197
G&K Services, Inc. Class A	702	67,708
Gannett Co., Inc.	14,366	139,494
GATX Corp.	3,122	192,253
Geo Group, Inc. (The)	10,321	370,834
Global Net Lease, Inc.(a)	20,855	163,295
Government Properties Income Trust	8,387	159,898
Green Plains, Inc.	1,493	41,580
Greenbrier Cos., Inc. (The)	1,334	55,428
Greif, Inc. Class A	1,847	94,770
Group 1 Automotive, Inc.	761	59,312
Guess?, Inc.	11,467	138,751
Heartland Express, Inc.	973	19,810
Herman Miller, Inc.	2,837	97,025
HNI Corp.	2,499	139,744
Horace Mann Educators Corp.	1,450	62,060
Independent Bank Corp.	801	56,430
Infinity Property & Casualty Corp.	469	41,225
Innospec, Inc.	567	38,840
Insperity, Inc.	955	67,757
Inter Parfums, Inc.	1,315	43,066
Kaman Corp.	1,124	54,997
KapStone Paper and Packaging Corp.	4,062	89,567
KB Home(a)	1,753	27,715
Knoll, Inc.	3,067	85,661
Korn/Ferry International	2,289	67,365
Kronos Worldwide, Inc.	18,758	223,971
La-Z-Boy, Inc.	2,005	62,255
LegacyTexas Financial Group, Inc.	1,227	52,835
Investments	Shares	Value

ManTech International Corp. Class A	1,031	$43,560
MDC Holdings, Inc.	4,573	117,343
Metaldyne Performance Group, Inc.	3,331	76,446
Methode Electronics, Inc.	732	30,268
Mobile Mini, Inc.	2,708	81,917
Monmouth Real Estate Investment Corp. Class A	4,349	66,279
Monogram Residential Trust, Inc.	6,882	74,463
Mueller Industries, Inc.	1,430	57,143
National CineMedia, Inc.	8,670	127,709
National HealthCare Corp.	882	66,847
NBT Bancorp, Inc.	1,646	68,934
Neenah Paper, Inc.	612	52,142
Nelnet, Inc. Class A	499	25,324
New Senior Investment Group, Inc.	11,289	110,519
Nexstar Broadcasting Group, Inc. Class A	997	63,110
NIC, Inc.	3,262	77,962
Northwest Bancshares, Inc.	5,077	91,538
Northwest Natural Gas Co.	1,880	112,424
NRG Yield, Inc. Class C	7,347	116,083
Opus Bank	746	22,417
Otter Tail Corp.	2,852	116,362
Park National Corp.	795	95,130
Pennsylvania Real Estate Investment Trust	3,740	70,910
PH Glatfelter Co.	2,083	49,763
Plantronics, Inc.	779	42,658
Potlatch Corp.	2,438	101,543
Power Integrations, Inc.	756	51,295
Provident Financial Services, Inc.	3,003	84,985
Quad/Graphics, Inc.	3,303	88,785
Quaker Chemical Corp.	387	49,513
Ramco-Gershenson Properties Trust	5,929	98,303
Renasant Corp.	1,384	58,432
Rexford Industrial Realty, Inc.	2,103	48,769
RR Donnelley & Sons Co.	19,104	311,777
S&T Bancorp, Inc.	1,301	50,791
Sabra Health Care REIT, Inc.	5,841	142,637
Safety Insurance Group, Inc.	861	63,456
Saul Centers, Inc.	882	58,750
Scholastic Corp.	1,209	57,415
Schweitzer-Mauduit International, Inc.	1,100	50,083
Seritage Growth Properties Class A(a)	840	35,876
ServisFirst Bancshares, Inc.	594	22,239
Shenandoah Telecommunications Co.	1,117	30,494
SkyWest, Inc.	998	36,377
South State Corp.	588	51,391
SpartanNash Co.	1,651	65,281
STAG Industrial, Inc.	5,334	127,323
Standard Motor Products, Inc.	591	31,453
Standex International Corp.	252	22,138
State Auto Financial Corp.	947	25,389
Steelcase, Inc. Class A	6,912	123,725
Stepan Co.	693	56,466
Stewart Information Services Corp.	804	37,048
Sturm Ruger & Co., Inc.(a)	1,140	60,078

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	77

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2016

Investments	Shares	Value

Summit Hotel Properties, Inc.	4,701	$75,357
TeleTech Holdings, Inc.	1,574	48,007
Tennant Co.	567	40,370
TerraForm Power, Inc. Class A*	4,267	54,660
Terreno Realty Corp.	2,000	56,980
Tessera Holding Corp.	2,186	96,621
Time, Inc.	12,714	226,945
Tompkins Financial Corp.	356	33,656
Tootsie Roll Industries, Inc.(a)	1,077	42,811
Towne Bank	1,477	49,110
Triumph Group, Inc.	811	21,492
Trustmark Corp.	3,010	107,307
U.S. Ecology, Inc.	828	40,696
Union Bankshares Corp.	1,726	61,687
United Community Banks, Inc.	1,136	33,648
United Fire Group, Inc.	900	44,253
Universal Corp.	1,878	119,723
Waddell & Reed Financial, Inc. Class A	11,253	219,546
Watts Water Technologies, Inc. Class A	738	48,118
WD-40 Co.	531	62,074
Weis Markets, Inc.	1,377	92,039
Werner Enterprises, Inc.	1,706	45,977
WesBanco, Inc.	1,658	71,393
West Corp.	7,192	178,074
Westamerica Bancorporation(a)	1,119	70,419
Windstream Holdings, Inc.(a)	13,956	102,297
Xenia Hotels & Resorts, Inc.	10,045	195,074
Yadkin Financial Corp.	846	28,984

Total United States		14,262,286
TOTAL COMMON STOCKS (Cost: $22,757,135)		26,460,463
EXCHANGE-TRADED NOTE – 0.1%
United States – 0.1%
iPath MSCI India Index ETN* (Cost: $24,585)	405	25,353
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.7%
United States – 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $1,496,005)(d)	1,496,005	1,496,005
TOTAL INVESTMENTS IN SECURITIES – 105.8% (Cost: $24,277,725)		27,981,821
Liabilities in Excess of Cash, Foreign Currency and Other Assets — (5.8)%		(1,529,938)

NET ASSETS – 100.0%		$26,451,883
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(d)	At December 31, 2016, the total market value of the Fund’s securities on loan was $1,567,996 and the total market value of the collateral held by the Fund was $1,664,287. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $168,282. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA — Certificaten Van Aandelen (Certificate of Stock)

ETN — Exchange-Traded Note

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Reg S — Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	MYR	5,128	USD	1,143	$—
1/4/2017	MYR	4,163	USD	928	—
1/5/2017	MYR	5,954	USD	1,327	(1)
					$(1)

CURRENCY LEGEND
MYR	Malaysian ringgit
USD	U.S. dollar

See Notes to Financial Statements.

78	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS—100.0%
Brazil—3.0%
Embraer S.A.	13,771	$67,698
Iochpe Maxion S.A.	12,092	43,320
JBS S.A.	31,034	108,700
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	7,934	60,041

Total Brazil		279,759
Chile—0.5%
Vina Concha y Toro S.A.	30,797	49,424
China—3.2%
Minth Group Ltd.	30,000	93,446
Semiconductor Manufacturing International Corp.*(a)	64,900	101,956
WH Group Ltd.(b)	136,500	110,388

Total China		305,790
India—14.9%
Aurobindo Pharma Ltd.	4,997	49,278
Bharat Forge Ltd.	9,302	124,248
Cadila Healthcare Ltd.	26,206	137,710
Dishman Pharmaceuticals & Chemicals Ltd.	43,529	138,790
Dr Reddy’s Laboratories Ltd. ADR	1,401	63,437
Glenmark Pharmaceuticals Ltd.	8,321	108,926
Granules India Ltd.	33,345	53,086
HCL Technologies Ltd.	3,557	43,392
Infosys Ltd. ADR	4,210	62,434
Lupin Ltd.	5,238	114,758
Mindtree Ltd.	7,324	56,293
Strides Shasun Ltd.	1,485	23,241
Sun Pharmaceutical Industries Ltd.	8,263	76,701
Suven Life Sciences Ltd.	2,829	7,207
TAKE Solutions Ltd.	13,943	27,724
Tata Consultancy Services Ltd.	2,130	74,239
Tata Elxsi Ltd.	1,777	36,792
Tata Global Beverages Ltd.	48,782	87,688
Tech Mahindra Ltd.	5,996	43,192
Wipro Ltd. ADR	1,015	9,825
Wockhardt Ltd.	6,506	63,052

Total India		1,402,013
Malaysia—3.0%
Genting Malaysia Bhd	76,900	78,512
MISC Bhd	37,500	61,441
Supermax Corp. Bhd	156,800	73,751
VS Industry Bhd	209,900	65,974

Total Malaysia		279,678
Mexico—5.7%
Alfa S.A.B. de C.V. Class A	58,282	72,706
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*	38,637	58,158
Genomma Lab Internacional S.A.B. de C.V. Class B*	90,219	94,241
Gruma S.A.B. de C.V. Class B	10,056	128,424
Grupo Bimbo S.A.B. de C.V. Series A	24,550	56,020
Investments	Shares	Value
Grupo Comercial Chedraui S.A. de C.V.	14,266	$25,705
Industrias Bachoco S.A.B. de C.V. Series B	12,931	53,195
Nemak S.A.B. de C.V.(b)	56,824	51,083

Total Mexico		539,532
Philippines—1.0%
International Container Terminal Services, Inc.	36,850	53,334
Jollibee Foods Corp.	11,250	43,902

Total Philippines		97,236
Poland—0.6%
CD Projekt S.A.*	4,503	56,311
Singapore—0.7%
IGG, Inc.	96,000	64,634
South Africa—0.6%
DataTec Ltd.	14,565	52,700
South Korea—27.7%
AeroSpace Technology of Korea, Inc.*	5,024	72,793
Chabiotech Co., Ltd.*	5,435	57,149
Com2uS Corp.	530	38,265
Dongkuk Structures & Construction Co., Ltd.	12,962	60,850
Doosan Corp.	1,225	106,495
Doosan Infracore Co., Ltd.*	10,378	75,786
Gamevil, Inc.*	458	18,467
Genexine Co., Ltd.*	1,184	42,300
Hankook Tire Co., Ltd.	3,148	151,171
Hansae Co., Ltd.	1,599	33,958
Humax Co., Ltd.	1,619	18,431
Hyundai Corp.	1,587	28,776
Hyundai Glovis Co., Ltd.	803	102,719
Hyundai Merchant Marine Co., Ltd.*	2,932	16,410
Hyundai Motor Co.	1,742	210,575
i-SENS, Inc.	2,553	62,145
Kia Motors Corp.	3,553	115,462
Koh Young Technology, Inc.	1,397	52,280
Kumho Tire Co., Inc.*	8,898	62,473
LG Electronics, Inc.	2,503	106,934
LS Corp.	1,764	86,608
NCSoft Corp.	339	69,467
Nexen Tire Corp.	5,491	59,102
S&T Motiv Co., Ltd.	1,091	44,126
Samick Musical Instruments Co., Ltd.	18,708	39,730
Samsung Electronics Co., Ltd.	471	702,717
SK Hynix, Inc.	3,401	125,869
SL Corp.	1,037	18,502
Sung Kwang Bend Co., Ltd.	5,162	37,867

Total South Korea		2,617,427

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	79

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

December 31, 2016

Investments	Shares	Value

Taiwan – 36.6%
Accton Technology Corp.	59,000	$93,180
Adlink Technology, Inc.	11,223	21,277
Advanced Semiconductor Engineering, Inc.	53,000	54,350
Advantech Co., Ltd.	7,000	55,276
Aerospace Industrial Development Corp.	31,000	36,743
Alpha Networks, Inc.	64,000	38,921
Asia Optical Co., Inc.*	42,000	39,747
Asustek Computer, Inc.	9,000	74,002
Bizlink Holding, Inc.	12,638	65,290
Casetek Holdings Ltd.	7,000	18,657
Cheng Uei Precision Industry Co., Ltd.	25,000	28,391
Chin-Poon Industrial Co., Ltd.	25,000	47,085
China Airlines Ltd.	320,000	92,339
CMC Magnetics Corp.*	127,000	13,752
Compal Electronics, Inc.	91,000	52,094
Cub Elecparts, Inc.	6,498	50,707
CyberTAN Technology, Inc.	69,000	41,320
Delta Electronics, Inc.	18,000	89,081
Depo Auto Parts Ind Co., Ltd.	8,000	21,273
Eclat Textile Co., Ltd.	8,022	84,006
Eva Airways Corp.	180,250	81,655
Evergreen Marine Corp. Taiwan Ltd.*	141,000	48,562
Feng TAY Enterprise Co., Ltd.	22,920	85,695
Flytech Technology Co., Ltd.	9,000	26,278
General Interface Solution Holding Ltd.	8,000	22,712
Getac Technology Corp.	58,000	68,476
Global Unichip Corp.	10,000	24,357
Hon Hai Precision Industry Co., Ltd.	71,700	187,320
Hota Industrial Manufacturing Co., Ltd.	18,000	69,813
IEI Integration Corp.	16,000	22,191
Inventec Corp.	47,000	32,229
Johnson Health Tech Co., Ltd.	9,000	12,971
Kenda Rubber Industrial Co., Ltd.	16,320	24,610
King Slide Works Co., Ltd.	6,000	77,632
Lite-On Technology Corp.	39,219	59,141
Makalot Industrial Co., Ltd.	8,419	32,392
Micro-Star International Co., Ltd.	24,000	54,808
Nan Ya Printed Circuit Board Corp.	28,000	21,415
Orient Semiconductor Electronics Ltd.*	47,000	16,552
Pegatron Corp.	24,000	57,340
Pihsiang Machinery Manufacturing Co., Ltd.*	8,000	15,564
Posiflex Technology, Inc.	4,239	23,280
Pou Chen Corp.	94,000	117,248
Primax Electronics Ltd.	46,000	62,943
Qisda Corp.	115,000	53,702
Quanta Computer, Inc.	27,000	50,517
ScinoPharm Taiwan Ltd.	63,560	76,223
Sercomm Corp.	17,000	40,668
Siliconware Precision Industries Co., Ltd.	35,000	51,964
Taiwan Semiconductor Manufacturing Co., Ltd.	76,000	428,000
Tong Hsing Electronic Industries Ltd.	12,000	40,957
Tong Yang Industry Co., Ltd.	84,000	165,503
TYC Brother Industrial Co., Ltd.	80,000	89,360
Investments	Shares	Value

Visual Photonics Epitaxy Co., Ltd.*	15,750	$24,190
Vivotek, Inc.	17,664	46,038
Wistron NeWeb Corp.	11,360	30,419
WUS Printed Circuit Co., Ltd.	40,000	22,092
Yang Ming Marine Transport Corp.*	209,000	31,257
Zeng Hsing Industrial Co., Ltd.	4,000	19,920
Zinwell Corp.	20,000	20,758

Total Taiwan		3,454,243
Thailand – 2.2%
Delta Electronics Thailand PCL NVDR	14,000	31,862
KCE Electronics PCL NVDR	17,500	59,620
Thai Union Group PCL NVDR	92,100	54,009
TTCL PCL NVDR	108,600	59,136

Total Thailand		204,627
Turkey – 0.3%
EGE Endustri VE Ticaret AS	502	32,024
TOTAL COMMON STOCKS (Cost: $9,231,804)		9,435,398
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $87,516)(d)	87,516	87,516
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $9,319,320)		9,522,914
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.9)%		(81,578)

NET ASSETS – 100.0%		$9,441,336
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(d)	At December 31, 2016, the total market value of the Fund’s securities on loan was $83,324 and the total market value of the collateral held by the Fund was $87,516.

ADR	- American Depositary Receipt

NVDR	- Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/3/2017	TWD	48,029	USD	1,486	$(5)

CURRENCY LEGEND

TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Financial Statements.

80	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 1.6%
Huntington Ingalls Industries, Inc.	42	$7,736
Northrop Grumman Corp.	31	7,210
Spirit AeroSystems Holdings, Inc. Class A	119	6,944

Total Aerospace & Defense		21,890
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	98	7,179
Airlines – 1.2%
Alaska Air Group, Inc.	86	7,631
Southwest Airlines Co.	163	8,124

Total Airlines		15,755
Banks – 9.5%
Bank of America Corp.	804	17,768
BB&T Corp.	154	7,241
Citizens Financial Group, Inc.	232	8,266
Comerica, Inc.	105	7,152
Fifth Third Bancorp	239	6,446
First Republic Bank	61	5,621
Huntington Bancshares, Inc.	419	5,539
KeyCorp	409	7,472
M&T Bank Corp.	42	6,570
PNC Financial Services Group, Inc. (The)	83	9,708
Regions Financial Corp.	648	9,305
Signature Bank*	26	3,905
SunTrust Banks, Inc.	156	8,557
U.S. Bancorp	177	9,092
Wells Fargo & Co.	309	17,029

Total Banks		129,671
Beverages – 1.1%
Constellation Brands, Inc. Class A	56	8,585
Dr. Pepper Snapple Group, Inc.	73	6,619

Total Beverages		15,204
Biotechnology – 1.1%
Incyte Corp.*	81	8,122
United Therapeutics Corp.*	43	6,167

Total Biotechnology		14,289
Building Products – 0.4%
Fortune Brands Home & Security, Inc.	95	5,079
Capital Markets – 3.3%
Ameriprise Financial, Inc.	41	4,549
CBOE Holdings, Inc.	74	5,468
Charles Schwab Corp. (The)	232	9,157
E*TRADE Financial Corp.*	216	7,484
Raymond James Financial, Inc.	87	6,026
SEI Investments Co.	79	3,899
T. Rowe Price Group, Inc.	52	3,914
TD Ameritrade Holding Corp.	88	3,837

Total Capital Markets		44,334

Commercial Services & Supplies – 1.9%
Cintas Corp.	41	$4,738
Republic Services, Inc.	126	7,189
Rollins, Inc.	140	4,729
Waste Management, Inc.	121	8,580

Total Commercial Services & Supplies		25,236
Communications Equipment – 0.5%
Harris Corp.	71	7,275
Consumer Finance – 1.7%
Ally Financial, Inc.	159	3,024
Capital One Financial Corp.	82	7,154
Discover Financial Services	75	5,407
Synchrony Financial	219	7,943

Total Consumer Finance		23,528
Distributors – 0.4%
Genuine Parts Co.	55	5,255
Diversified Consumer Services – 0.6%
H&R Block, Inc.	173	3,977
ServiceMaster Global Holdings, Inc.*	125	4,709

Total Diversified Consumer Services		8,686
Diversified Financial Services – 1.5%
Berkshire Hathaway, Inc. Class B*	69	11,245
Leucadia National Corp.	216	5,022
Voya Financial, Inc.	103	4,040

Total Diversified Financial Services		20,307
Diversified Telecommunication Services – 4.1%
AT&T, Inc.	490	20,840
CenturyLink, Inc.	102	2,426
Frontier Communications Corp.(a)	927	3,133
SBA Communications Corp. Class A*	35	3,614
Verizon Communications, Inc.	343	18,309
Zayo Group Holdings, Inc.*	232	7,623

Total Diversified Telecommunication Services		55,945
Electric Utilities – 5.8%
Alliant Energy Corp.	116	4,395
American Electric Power Co., Inc.	86	5,415
Avangrid, Inc.	74	2,803
Duke Energy Corp.	91	7,063
Edison International	89	6,407
Entergy Corp.	42	3,086
Eversource Energy	89	4,915
Exelon Corp.	130	4,614
FirstEnergy Corp.	112	3,469
NextEra Energy, Inc.	63	7,526
PG&E Corp.	92	5,591
Pinnacle West Capital Corp.	73	5,696
Southern Co. (The)	146	7,182
Westar Energy, Inc.	72	4,057
Xcel Energy, Inc.	154	6,268

Total Electric Utilities		78,487

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	81

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

December 31, 2016

Investments	Shares	Value

Electrical Equipment – 0.6%
Acuity Brands, Inc.	19	$4,386
Hubbell, Inc.	33	3,851

Total Electrical Equipment		8,237
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp.	115	5,990
Equity Real Estate Investment Trusts (REITs) – 7.9%
Alexandria Real Estate Equities, Inc.	23	2,556
American Campus Communities, Inc.	69	3,434
Apartment Investment & Management Co. Class A	63	2,863
AvalonBay Communities, Inc.	20	3,543
Boston Properties, Inc.	20	2,516
Brixmor Property Group, Inc.	118	2,882
Camden Property Trust	38	3,195
Crown Castle International Corp.	60	5,206
CubeSmart	99	2,650
DDR Corp.	167	2,550
Duke Realty Corp.	127	3,373
Equity LifeStyle Properties, Inc.	28	2,019
Equity Residential	29	1,866
Essex Property Trust, Inc.	14	3,255
Extra Space Storage, Inc.	47	3,630
Federal Realty Investment Trust	20	2,842
General Growth Properties, Inc.	125	3,123
HCP, Inc.	56	1,664
Host Hotels & Resorts, Inc.	128	2,412
Kilroy Realty Corp.	36	2,636
Kimco Realty Corp.	112	2,818
Macerich Co. (The)	62	4,392
Mid-America Apartment Communities, Inc.	40	3,917
National Retail Properties, Inc.	61	2,696
Omega Healthcare Investors, Inc.	74	2,313
Public Storage	20	4,470
Quality Care Properties, Inc.*	8	124
Realty Income Corp.	54	3,104
Regency Centers Corp.	38	2,620
Simon Property Group, Inc.	26	4,619
SL Green Realty Corp.	23	2,474
UDR, Inc.	86	3,137
Ventas, Inc.	61	3,814
VEREIT, Inc.	301	2,546
Vornado Realty Trust	24	2,505
Welltower, Inc.	45	3,012

Total Equity Real Estate Investment Trusts (REITs)		106,776
Food & Staples Retailing – 2.5%
CVS Health Corp.	105	8,285
Kroger Co. (The)	173	5,970
Rite Aid Corp.*	617	5,084
Sysco Corp.	156	8,638
Whole Foods Market, Inc.	206	6,337

Total Food & Staples Retailing		34,314
Investments	Shares	Value

Food Products – 3.0%
Conagra Brands, Inc.	96	$3,797
Hershey Co. (The)	49	5,068
Hormel Foods Corp.	167	5,813
J.M. Smucker Co. (The)	35	4,482
Lamb Weston Holdings, Inc.*	28	1,060
Pilgrim’s Pride Corp.	127	2,412
Pinnacle Foods, Inc.	131	7,002
Tyson Foods, Inc. Class A	80	4,934
WhiteWave Foods Co. (The)*	113	6,283

Total Food Products		40,851
Gas Utilities – 0.3%
Atmos Energy Corp.	63	4,671
Health Care Equipment & Supplies – 0.4%
DexCom, Inc.*	102	6,089
Health Care Providers & Services – 7.8%
Aetna, Inc.	66	8,185
AmerisourceBergen Corp.	73	5,708
Anthem, Inc.	49	7,045
Cardinal Health, Inc.	75	5,398
Centene Corp.*	103	5,820
Cigna Corp.	45	6,002
DaVita, Inc.*	106	6,805
Express Scripts Holding Co.*	127	8,736
HCA Holdings, Inc.*	94	6,958
Humana, Inc.	33	6,733
Laboratory Corp. of America Holdings*	39	5,007
MEDNAX, Inc.*	99	6,599
Quest Diagnostics, Inc.	101	9,282
UnitedHealth Group, Inc.	89	14,244
Universal Health Services, Inc. Class B	37	3,936

Total Health Care Providers & Services		106,458
Health Care Technology – 0.7%
athenahealth, Inc.*	50	5,258
Cerner Corp.*	94	4,453

Total Health Care Technology		9,711
Hotels, Restaurants & Leisure – 1.8%
Chipotle Mexican Grill, Inc.*	13	4,905
Darden Restaurants, Inc.	94	6,836
Domino’s Pizza, Inc.	38	6,051
Marriott International, Inc. Class A	76	6,284

Total Hotels, Restaurants & Leisure		24,076
Household Durables – 1.3%
D.R. Horton, Inc.	166	4,537
Lennar Corp. Class A	93	3,993
NVR, Inc.*	4	6,676
PulteGroup, Inc.	151	2,775

Total Household Durables		17,981
Household Products – 0.8%
Church & Dwight Co., Inc.	94	4,154
Clorox Co. (The)	55	6,601

Total Household Products		10,755

See Notes to Financial Statements.

82	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

December 31, 2016

Investments	Shares	Value

Insurance – 4.5%
Allstate Corp. (The)	65	$4,818
American Financial Group, Inc.	41	3,613
Cincinnati Financial Corp.	49	3,712
CNA Financial Corp.	108	4,482
FNF Group	84	2,853
Hartford Financial Services Group, Inc. (The)	123	5,861
Lincoln National Corp.	105	6,958
Loews Corp.	71	3,325
Principal Financial Group, Inc.	75	4,339
Progressive Corp. (The)	112	3,976
Torchmark Corp.	68	5,016
Travelers Cos., Inc. (The)	40	4,897
Unum Group	110	4,832
W.R. Berkley Corp.	38	2,527

Total Insurance		61,209
Internet Software & Services – 0.3%
CoStar Group, Inc.*	24	4,524
IT Services – 2.5%
Automatic Data Processing, Inc.	66	6,784
Broadridge Financial Solutions, Inc.	71	4,707
Fiserv, Inc.*	51	5,420
Jack Henry & Associates, Inc.	63	5,593
Paychex, Inc.	92	5,601
Vantiv, Inc. Class A*	95	5,664

Total IT Services		33,769
Media – 5.0%
CBS Corp. Class B Non-Voting Shares	135	8,589
Charter Communications, Inc. Class A*	55	15,836
Comcast Corp. Class A	247	17,055
DISH Network Corp. Class A*	134	7,763
Liberty Media Corp – Liberty Braves Series C*	8	165
Liberty Media Corp – Liberty Media Series C*	37	1,159
Liberty Media Corp – Liberty SiriusXM Series C*	151	5,122
Scripps Networks Interactive, Inc. Class A	55	3,925
Sirius XM Holdings, Inc.(a)	1,480	6,586
TEGNA, Inc.	113	2,417

Total Media		68,617
Multi-Utilities – 3.7%
Ameren Corp.	98	5,141
CenterPoint Energy, Inc.	155	3,819
CMS Energy Corp.	106	4,412
Consolidated Edison, Inc.	86	6,336
Dominion Resources, Inc.	86	6,587
DTE Energy Co.	51	5,024
NiSource, Inc.	220	4,871
Public Service Enterprise Group, Inc.	92	4,037
SCANA Corp.	65	4,763
WEC Energy Group, Inc.	90	5,279

Total Multi-Utilities		50,269
Investments	Shares	Value

Multiline Retail – 3.0%
Dollar General Corp.	91	$6,740
Dollar Tree, Inc.*	97	7,487
Kohl’s Corp.	137	6,765
Macy’s, Inc.	163	5,837
Nordstrom, Inc.	119	5,704
Target Corp.	110	7,945

Total Multiline Retail		40,478
Professional Services – 0.5%
Verisk Analytics, Inc.*	89	7,224
Road & Rail – 2.9%
AMERCO	19	7,022
CSX Corp.	160	5,749
JB Hunt Transport Services, Inc.	35	3,397
Norfolk Southern Corp.	66	7,133
Old Dominion Freight Line, Inc.*	53	4,547
Union Pacific Corp.	109	11,301

Total Road & Rail		39,149
Semiconductors & Semiconductor Equipment – 0.2%
First Solar, Inc.*(a)	75	2,407
Software – 1.0%
Intuit, Inc.	75	8,596
Workday, Inc. Class A*	75	4,957

Total Software		13,553
Specialty Retail – 7.3%
Advance Auto Parts, Inc.	42	7,103
AutoNation, Inc.*	74	3,600
AutoZone, Inc.*	10	7,898
Bed Bath & Beyond, Inc.	102	4,145
Best Buy Co., Inc.	216	9,217
CarMax, Inc.*	65	4,185
Home Depot, Inc. (The)	126	16,894
L Brands, Inc.	88	5,794
Lowe’s Cos., Inc.	122	8,677
O’Reilly Automotive, Inc.*	26	7,239
Ross Stores, Inc.	148	9,709
Tractor Supply Co.	60	4,548
Ulta Salon Cosmetics & Fragrance, Inc.*	38	9,688

Total Specialty Retail		98,697
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.	62	5,356
Hanesbrands, Inc.	153	3,300
Under Armour, Inc. Class A*(a)	83	2,411
Under Armour, Inc. Class C*	28	705

Total Textiles, Apparel & Luxury Goods		11,772
Thrifts & Mortgage Finance – 0.3%
New York Community Bancorp, Inc.	236	3,755
Tobacco – 1.6%
Altria Group, Inc.	196	13,254
Reynolds American, Inc.	155	8,686

Total Tobacco		21,940

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	83

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

December 31, 2016

Investments	Shares	Value

Trading Companies & Distributors – 0.9%
Fastenal Co.	87	$4,087
HD Supply Holdings, Inc.*	176	7,482

Total Trading Companies & Distributors		11,569
Water Utilities – 0.6%
American Water Works Co., Inc.	65	4,704
Aqua America, Inc.	106	3,184

Total Water Utilities		7,888
Wireless Telecommunication Services – 2.0%
Sprint Corp.*(a)	1,785	15,030
T-Mobile U.S., Inc.*	201	11,559

Total Wireless Telecommunication Services		26,589
TOTAL COMMON STOCKS (Cost: $1,226,167)		1,357,438
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $7,315)(c)	7,315	7,315
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $1,233,482)		1,364,753
Liabilities in Excess of Cash and Other Assets – (0.4)%		(5,847)

NET ASSETS – 100.0%		$1,358,906

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $25,466 and the total market value of the collateral held by the Fund was $26,682. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,367.

See Notes to Financial Statements.

84	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 1.7%
Arconic, Inc.	251	$4,654
Boeing Co. (The)	60	9,341
United Technologies Corp.	75	8,221

Total Aerospace & Defense		22,216
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	98	5,190
Airlines – 0.5%
United Continental Holdings, Inc.*	94	6,851
Auto Components – 1.7%
BorgWarner, Inc.	209	8,243
Goodyear Tire & Rubber Co. (The)	180	5,557
Lear Corp.	61	8,074

Total Auto Components		21,874
Automobiles – 0.8%
Ford Motor Co.	600	7,278
Tesla Motors, Inc.*(a)	17	3,633

Total Automobiles		10,911
Banks – 1.1%
CIT Group, Inc.	97	4,140
Citigroup, Inc.	173	10,281

Total Banks		14,421
Beverages – 2.7%
Brown-Forman Corp. Class B	135	6,064
Coca-Cola Co. (The)	290	12,024
Molson Coors Brewing Co. Class B	46	4,476
PepsiCo, Inc.	119	12,451

Total Beverages		35,015
Biotechnology – 2.0%
AbbVie, Inc.	122	7,640
Alexion Pharmaceuticals, Inc.*	30	3,671
BioMarin Pharmaceutical, Inc.*	39	3,231
Celgene Corp.*	70	8,102
OPKO Health, Inc.*(a)	431	4,008

Total Biotechnology		26,652
Capital Markets – 3.9%
BlackRock, Inc.	22	8,372
Franklin Resources, Inc.	160	6,333
Goldman Sachs Group, Inc. (The)	37	8,860
Intercontinental Exchange, Inc.	80	4,514
Moody’s Corp.	51	4,808
Morgan Stanley	202	8,534
MSCI, Inc.	57	4,490
S&P Global, Inc.	52	5,592

Total Capital Markets		51,503
Chemicals – 7.9%
AdvanSix, Inc.*	3	66
Air Products & Chemicals, Inc.	56	8,054
Investments	Shares	Value

Albemarle Corp.	110	$9,469
Ashland Global Holdings, Inc.	37	4,044
Celanese Corp. Series A	66	5,197
Dow Chemical Co. (The)	176	10,071
E.I. du Pont de Nemours & Co.	82	6,019
Eastman Chemical Co.	81	6,092
Ecolab, Inc.	75	8,791
FMC Corp.	154	8,710
International Flavors & Fragrances, Inc.	35	4,124
Monsanto Co.	74	7,785
Mosaic Co. (The)	220	6,453
PPG Industries, Inc.	38	3,601
Praxair, Inc.	69	8,086
Valspar Corp. (The)	74	7,667

Total Chemicals		104,229
Communications Equipment – 1.8%
Cisco Systems, Inc.	313	9,459
F5 Networks, Inc.*	45	6,512
Juniper Networks, Inc.	137	3,872
Motorola Solutions, Inc.	43	3,564

Total Communications Equipment		23,407
Construction & Engineering – 0.5%
Fluor Corp.	120	6,302
Containers & Packaging – 1.8%
Avery Dennison Corp.	72	5,056
Ball Corp.	82	6,156
Crown Holdings, Inc.*	148	7,780
Sealed Air Corp.	110	4,987

Total Containers & Packaging		23,979
Electrical Equipment – 1.6%
AMETEK, Inc.	97	4,714
Emerson Electric Co.	136	7,582
Rockwell Automation, Inc.	67	9,005

Total Electrical Equipment		21,301
Electronic Equipment, Instruments & Components – 2.2%
Amphenol Corp. Class A	96	6,451
Arrow Electronics, Inc.*	91	6,489
Avnet, Inc.	120	5,713
Corning, Inc.	249	6,043
Trimble, Inc.*	158	4,764

Total Electronic Equipment, Instruments & Components		29,460
Energy Equipment & Services – 2.2%
Baker Hughes, Inc.	142	9,226
FMC Technologies, Inc.*	180	6,395
Halliburton Co.	149	8,059
National Oilwell Varco, Inc.	124	4,643

Total Energy Equipment & Services		28,323
Equity Real Estate Investment Trusts (REITs) – 0.3%
Equinix, Inc.	11	3,932

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	85

Schedule of Investments (unaudited) (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

December 31, 2016

Investments	Shares	Value

Food Products – 2.3%
Archer-Daniels-Midland Co.	189	$8,628
Ingredion, Inc.	46	5,748
McCormick & Co., Inc. Non-Voting Shares	48	4,480
Mead Johnson Nutrition Co.	58	4,104
Mondelez International, Inc. Class A	163	7,226

Total Food Products		30,186
Health Care Equipment & Supplies – 4.8%
Abbott Laboratories	166	6,376
Baxter International, Inc.	100	4,434
Becton, Dickinson and Co.	30	4,966
Boston Scientific Corp.*	261	5,645
Cooper Cos., Inc. (The)	20	3,499
Danaher Corp.	67	5,215
DENTSPLY SIRONA, Inc.	96	5,542
Edwards Lifesciences Corp.*	47	4,404
ResMed, Inc.	52	3,227
St. Jude Medical, Inc.	77	6,175
Teleflex, Inc.	32	5,157
Varian Medical Systems, Inc.*	46	4,130
Zimmer Biomet Holdings, Inc.	39	4,025

Total Health Care Equipment & Supplies		62,795
Hotels, Restaurants & Leisure – 1.9%
ILG, Inc.	27	491
Las Vegas Sands Corp.	105	5,608
McDonald’s Corp.	58	7,060
Wynn Resorts Ltd.	63	5,450
Yum China Holdings, Inc.*	67	1,750
Yum! Brands, Inc.	67	4,243

Total Hotels, Restaurants & Leisure		24,602
Household Durables – 1.2%
Harman International Industries, Inc.	70	7,781
Whirlpool Corp.	44	7,998

Total Household Durables		15,779
Household Products – 2.2%
Colgate-Palmolive Co.	119	7,788
Kimberly-Clark Corp.	60	6,847
Procter & Gamble Co. (The)	163	13,705

Total Household Products		28,340
Independent Power & Renewable Electricity Producers – 0.6%
AES Corp.	665	7,727
Industrial Conglomerates – 2.5%
3M Co.	57	10,178
General Electric Co.	446	14,094
Honeywell International, Inc.	78	9,036

Total Industrial Conglomerates		33,308
Insurance – 1.5%
Aflac, Inc.	96	6,682
Marsh & McLennan Cos., Inc.	117	7,908
Reinsurance Group of America, Inc.	36	4,530

Total Insurance		19,120
Investments	Shares	Value

Internet & Catalog Retail – 1.2%
Expedia, Inc.	46	$5,211
Priceline Group, Inc. (The)*	5	7,330
TripAdvisor, Inc.*	72	3,339

Total Internet & Catalog Retail		15,880
Internet Software & Services – 1.9%
Alphabet, Inc. Class A*	13	10,302
eBay, Inc.*	136	4,038
Facebook, Inc. Class A*	96	11,044

Total Internet Software & Services		25,384
IT Services – 3.7%
Gartner, Inc.*	52	5,256
Global Payments, Inc.	77	5,345
International Business Machines Corp.	68	11,287
MasterCard, Inc. Class A	73	7,537
PayPal Holdings, Inc.*	103	4,065
Sabre Corp.	114	2,844
Visa, Inc. Class A	99	7,724
Western Union Co. (The)	218	4,735

Total IT Services		48,793
Leisure Products – 0.6%
Hasbro, Inc.	44	3,423
Mattel, Inc.	162	4,463

Total Leisure Products		7,886
Life Sciences Tools & Services – 2.6%
Agilent Technologies, Inc.	116	5,285
Illumina, Inc.*	21	2,689
Mettler-Toledo International, Inc.*	11	4,604
PerkinElmer, Inc.	78	4,068
Quintiles IMS Holdings, Inc.*	103	7,833
Thermo Fisher Scientific, Inc.	41	5,785
Waters Corp.*	29	3,897

Total Life Sciences Tools & Services		34,161
Machinery – 7.0%
Caterpillar, Inc.	117	10,851
Cummins, Inc.	43	5,877
Deere & Co.	50	5,152
Flowserve Corp.	156	7,496
Fortive Corp.	32	1,716
IDEX Corp.	94	8,466
Illinois Tool Works, Inc.	68	8,327
PACCAR, Inc.	108	6,901
Parker-Hannifin Corp.	64	8,960
Stanley Black & Decker, Inc.	57	6,537
WABCO Holdings, Inc.*	63	6,687
Wabtec Corp.	85	7,057
Xylem, Inc.	172	8,517

Total Machinery		92,544
Media – 1.3%
Discovery Communications, Inc. Class C*	123	3,294
Interpublic Group of Cos., Inc. (The)	269	6,297

See Notes to Financial Statements.

86	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (concluded)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

December 31, 2016

Investments	Shares	Value

Omnicom Group, Inc.	93	$7,915

Total Media		17,506
Metals & Mining – 1.7%
Alcoa Corp.	83	2,330
Freeport-McMoRan, Inc.*	793	10,460
Newmont Mining Corp.	282	9,608

Total Metals & Mining		22,398
Oil, Gas & Consumable Fuels – 4.6%
Apache Corp.	101	6,411
Chevron Corp.	126	14,830
ConocoPhillips	136	6,819
Exxon Mobil Corp.	218	19,677
Hess Corp.	91	5,668
Spectra Energy Corp.	180	7,396

Total Oil, Gas & Consumable Fuels		60,801
Personal Products – 0.4%
Estee Lauder Cos., Inc. (The) Class A	63	4,819
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co.	116	6,779
Eli Lilly & Co.	89	6,546
Johnson & Johnson	151	17,397
Merck & Co., Inc.	196	11,539
Pfizer, Inc.	334	10,848
Zoetis, Inc.	91	4,871

Total Pharmaceuticals		57,980
Professional Services – 0.5%
ManpowerGroup, Inc.	77	6,843
Real Estate Management & Development – 0.5%
CBRE Group, Inc. Class A*	203	6,392
Road & Rail – 0.3%
Kansas City Southern	40	3,394
Semiconductors & Semiconductor Equipment – 7.2%
Analog Devices, Inc.	63	4,575
Applied Materials, Inc.	236	7,616
Intel Corp.	248	8,995
KLA-Tencor Corp.	48	3,777
Lam Research Corp.	46	4,863
Linear Technology Corp.	100	6,235
Maxim Integrated Products, Inc.	119	4,590
Microchip Technology, Inc.(a)	100	6,415
Micron Technology, Inc.*	317	6,949
NVIDIA Corp.	97	10,354
Qorvo, Inc.*	49	2,584
QUALCOMM, Inc.	160	10,432
Skyworks Solutions, Inc.	41	3,061
Texas Instruments, Inc.	87	6,348
Versum Materials, Inc.*	28	786
Xilinx, Inc.	112	6,761

Total Semiconductors & Semiconductor Equipment		94,341
Investments	Shares	Value

Software – 6.0%
Activision Blizzard, Inc.	103	$3,719
Adobe Systems, Inc.*	46	4,736
ANSYS, Inc.*	59	5,457
Autodesk, Inc.*	69	5,107
Cadence Design Systems, Inc.*	142	3,581
Citrix Systems, Inc.*	58	5,180
Dell Technologies, Inc. Class V*	33	1,814
Electronic Arts, Inc.*	51	4,017
Microsoft Corp.	310	19,263
Oracle Corp.	210	8,074
Red Hat, Inc.*	51	3,555
Symantec Corp.	227	5,423
Synopsys, Inc.*	66	3,885
VMware, Inc. Class A*(a)	63	4,960

Total Software		78,771
Specialty Retail – 0.3%
Tiffany & Co.	49	3,794
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	203	23,512
HP, Inc.	513	7,613
NetApp, Inc.	235	8,288
Western Digital Corp.	125	8,494

Total Technology Hardware, Storage & Peripherals		47,907
Textiles, Apparel & Luxury Goods – 1.0%
Coach, Inc.	93	3,257
NIKE, Inc. Class B	101	5,134
PVH Corp.	48	4,331

Total Textiles, Apparel & Luxury Goods		12,722
Tobacco – 0.9%
Philip Morris International, Inc.	129	11,802
TOTAL COMMON STOCKS (Cost: $1,217,502)		1,311,541
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $9,572)(c)	9,572	9,572
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $1,227,074)		1,321,113
Liabilities in Excess of Cash and Other Assets – (0.6)%		(8,057)

NET ASSETS – 100.0%		$1,313,056
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $16,987 and the total market value of the collateral held by the Fund was $17,389. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,817.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	87

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

December 31, 2016

Investments	Principal Amount	Value
CORPORATE BONDS – 98.6%
United States – 98.6%
21st Century Fox America, Inc. 5.40%, 10/1/43	$44,000	$47,552
ABB Finance USA, Inc. 2.88%, 5/8/22	63,000	63,691
Abbott Laboratories
2.00%, 3/15/20	74,000	73,282
5.30%, 5/27/40	35,000	37,562
Aetna, Inc. 3.20%, 6/15/26	69,000	68,398
American International Group, Inc.
3.30%, 3/1/21	35,000	35,884
4.50%, 7/16/44	43,000	42,567
Amgen, Inc. 5.15%, 11/15/41	61,000	64,714
Apple, Inc.
2.25%, 2/23/21	24,000	23,994
3.85%, 5/4/43	69,000	66,142
AT&T, Inc. 4.50%, 3/9/48	117,000	105,551
Bank of America Corp.
4.13%, 1/22/24	62,000	64,532
4.45%, 3/3/26	47,000	48,526
5.00%, 1/21/44	71,000	78,050
BB&T Corp. 5.25%, 11/1/19	45,000	48,651
Bear Stearns Cos. LLC (The) 6.40%, 10/2/17	71,000	73,560
Becton Dickinson and Co. 1.80%, 12/15/17	125,000	125,314
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	73,000	91,446
Block Financial LLC 5.50%, 11/1/22	46,000	48,516
Celgene Corp. 2.88%, 8/15/20	74,000	74,912
Chevron Corp. 2.36%, 12/5/22	124,000	121,789
Citigroup, Inc.
2.05%, 12/7/18	91,000	91,033
5.50%, 9/13/25	134,000	147,524
Comcast Corp. 4.65%, 7/15/42	46,000	48,000
CVS Health Corp. 4.88%, 7/20/35	60,000	64,723
Dow Chemical Co. (The) 4.13%, 11/15/21	147,000	155,488
EI du Pont de Nemours & Co. 2.80%, 2/15/23	88,000	86,570
EMC Corp. 1.88%, 6/1/18	64,000	63,312
EPR Properties 5.75%, 8/15/22	33,000	35,570
Express Scripts Holding Co. 3.40%, 3/1/27	36,000	33,800
Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	$51,000	$60,052
HSBC USA, Inc.
1.63%, 1/16/18	114,000	113,818
5.00%, 9/27/20	100,000	106,292
International Business Machines Corp. 4.00%, 6/20/42	64,000	64,169
JPMorgan Chase & Co. 5.63%, 8/16/43	51,000	58,738
Kroger Co. (The) 2.30%, 1/15/19	24,000	24,160
Marriott International, Inc. 3.00%, 3/1/19	57,000	58,024
McKesson Corp. 3.80%, 3/15/24	113,000	116,643
Morgan Stanley 4.88%, 11/1/22	148,000	158,819
Mylan N.V. 3.95%, 6/15/26(a)	30,000	28,130
Northrop Grumman Corp. 3.25%, 8/1/23	84,000	85,760
NVR, Inc. 3.95%, 9/15/22	18,000	18,367
Occidental Petroleum Corp. 4.10%, 2/1/21, Series 1	68,000	72,275
Oracle Corp. 4.30%, 7/8/34	71,000	73,546
Pacific Gas & Electric Co. 6.05%, 3/1/34	68,000	85,343
Pfizer, Inc. 2.10%, 5/15/19	124,000	125,193
Philip Morris International, Inc. 5.65%, 5/16/18	104,000	109,637
Santander Holdings USA, Inc. 2.65%, 4/17/20	81,000	80,344
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	40,000	37,450
State Street Corp. 4.96%, 3/15/18	47,000	48,571
Synchrony Financial 2.70%, 2/3/20	110,000	109,754
Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	86,000	84,646
Time Warner, Inc.
4.88%, 3/15/20	76,000	81,188
3.60%, 7/15/25	157,000	156,405
Tyson Foods, Inc.
2.65%, 8/15/19	36,000	36,365
3.95%, 8/15/24	89,000	90,817
United Technologies Corp. 4.50%, 6/1/42	35,000	37,551
Verizon Communications, Inc.
4.15%, 3/15/24	100,000	104,656
4.40%, 11/1/34	156,000	154,441
Wachovia Corp. 5.75%, 2/1/18	150,000	156,414

See Notes to Financial Statements.

88	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

December 31, 2016

Investments	Principal Amount	Value
Wal-Mart Stores, Inc. 6.20%, 4/15/38	$61,000	$80,568
Walgreens Boots Alliance, Inc. 2.60%, 6/1/21	23,000	22,879
Xylem, Inc. 4.38%, 11/1/46	38,000	37,587
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $4,915,533)		4,809,255
Cash and Other Assets in Excess of Liabilities – 1.4%		69,130

NET ASSETS – 100.0%		$4,878,385
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	89

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2016

Investments	Principal Amount	Value
CORPORATE BONDS – 98.0%
United States – 98.0%
ADT Corp. (The) 4.13%, 6/15/23	$124,000	$119,040
AECOM 5.75%, 10/15/22	63,000	66,906
Ashland LLC 4.75%, 8/15/22	89,000	92,671
Berry Plastics Corp. 5.13%, 7/15/23	100,000	102,250
Cablevision Systems Corp. 7.75%, 4/15/18	138,000	145,935
Calpine Corp. 5.75%, 1/15/25	113,000	109,610
CCO Holdings LLC 5.25%, 3/15/21	134,000	138,088
Centene Corp. 5.63%, 2/15/21	146,000	153,869
CenturyLink, Inc.
5.80%, 3/15/22, Series T	73,000	74,889
6.75%, 12/1/23, Series W	143,000	146,754
Chesapeake Energy Corp. 8.00%, 12/15/22(a)	75,000	81,188
CommScope Technologies Finance LLC 6.00%, 6/15/25(a)	65,000	69,225
Community Health Systems, Inc.
5.13%, 8/15/18	151,000	147,995
7.13%, 7/15/20	78,000	59,693
Cott Beverages, Inc. 6.75%, 1/1/20	59,000	61,249
DaVita, Inc. 5.75%, 8/15/22	125,000	131,094
DISH DBS Corp.
7.88%, 9/1/19	105,000	116,812
5.00%, 3/15/23	76,000	75,810
DPL, Inc. 7.25%, 10/15/21	100,000	102,500
First Data Corp. 7.00%, 12/1/23(a)	146,000	155,855
Freeport-McMoRan, Inc. 5.40%, 11/14/34	100,000	84,500
Frontier Communications Corp. 6.88%, 1/15/25	146,000	124,282
HCA, Inc. 4.75%, 5/1/23	147,000	150,859
Hilton Worldwide Finance LLC 5.63%, 10/15/21	100,000	103,307
HRG Group, Inc. 7.75%, 1/15/22	96,000	100,560
Iron Mountain, Inc. 6.00%, 8/15/23	62,000	66,185
Kindred Healthcare, Inc. 8.75%, 1/15/23	76,000	71,345
KLX, Inc. 5.88%, 12/1/22(a)	72,000	74,430
L Brands, Inc. 6.63%, 4/1/21	$136,000	$153,340
MGM Resorts International 7.75%, 3/15/22	137,000	157,892
Micron Technology, Inc. 5.25%, 8/1/23(a)	98,000	98,858
Navient Corp. 6.13%, 3/25/24	122,000	119,102
Nexstar Escrow Corp. 5.63%, 8/1/24(a)	100,000	99,500
Nielsen Finance LLC 5.00%, 4/15/22(a)	120,000	122,700
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)	69,000	72,191
PBF Holding Co. LLC 7.00%, 11/15/23(a)	75,000	75,000
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	83,000	84,038
Post Holdings, Inc. 6.00%, 12/15/22(a)	105,000	109,988
Prime Security Services Borrower LLC 9.25%, 5/15/23(a)	100,000	109,125
Regal Entertainment Group 5.75%, 3/15/22	105,000	110,250
Rite Aid Corp. 6.75%, 6/15/21	75,000	78,837
Scientific Games International, Inc. 10.00%, 12/1/22	106,000	106,000
Springleaf Finance Corp. 7.75%, 10/1/21	60,000	63,525
T-Mobile USA, Inc.
6.00%, 3/1/23	89,000	94,229
6.63%, 4/1/23	69,000	73,313
TreeHouse Foods, Inc. 6.00%, 2/15/24(a)	69,000	72,795
Vulcan Materials Co. 7.50%, 6/15/21	76,000	89,870
Western Digital Corp. 10.50%, 4/1/24(a)	120,000	142,200
Windstream Services LLC 7.75%, 10/1/21	110,000	113,630
TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $4,930,947)		5,073,284
Cash and Other Assets in Excess of Liabilities – 2.0%		101,268

NET ASSETS – 100.0%		$5,174,552
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

90	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2016

Investments	Principal Amount	Value
CORPORATE BONDS – 99.0%
United States – 99.0%
Abbott Laboratories 2.00%, 3/15/20	$60,000	$59,418
Altria Group, Inc. 9.25%, 8/6/19	83,000	97,995
American Express Credit Corp. 2.38%, 3/24/17	114,000	114,290
American Honda Finance Corp. 2.45%, 9/24/20	49,000	49,279
American International Group, Inc.
3.38%, 8/15/20	48,000	49,424
3.30%, 3/1/21	86,000	88,172
Apple, Inc. 2.25%, 2/23/21	63,000	62,985
AT&T, Inc.
5.50%, 2/1/18	149,000	154,850
2.30%, 3/11/19	59,000	59,258
Bank of America Corp.
6.88%, 4/25/18	96,000	102,072
7.63%, 6/1/19	115,000	129,299
Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	114,000	111,960
BB&T Corp. 5.25%, 11/1/19	46,000	49,732
Celgene Corp. 2.30%, 8/15/18	73,000	73,475
Chevron Corp.
1.35%, 11/15/17	79,000	79,104
1.96%, 3/3/20	71,000	70,796
Cisco Systems, Inc. 2.13%, 3/1/19	62,000	62,837
Citigroup, Inc.
1.75%, 5/1/18	107,000	106,807
2.05%, 12/7/18	61,000	61,022
2.65%, 10/26/20	72,000	72,116
Consolidated Edison, Inc. 2.00%, 5/15/21	75,000	73,375
CVS Health Corp. 2.80%, 7/20/20	120,000	121,853
Dow Chemical Co. (The) 4.25%, 11/15/20	79,000	83,742
EI du Pont de Nemours & Co. 6.00%, 7/15/18	94,000	99,912
EMC Corp. 1.88%, 6/1/18	86,000	85,076
Exxon Mobil Corp. 1.82%, 3/15/19	62,000	62,121
Fidelity National Information Services, Inc. 3.63%, 10/15/20	69,000	71,495
General Mills, Inc. 5.65%, 2/15/19	67,000	72,071
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	25,000	27,319
HP, Inc. 4.30%, 6/1/21	36,000	37,715
HSBC USA, Inc. 1.63%, 1/16/18	161,000	160,743
JPMorgan Chase & Co.
1.70%, 3/1/18, Series H	$93,000	$93,007
2.75%, 6/23/20	69,000	69,658
4.40%, 7/22/20	71,000	75,454
Kraft Heinz Foods Co. 6.13%, 8/23/18	81,000	86,378
Lockheed Martin Corp. 2.50%, 11/23/20	155,000	156,451
McDonald’s Corp. 5.35%, 3/1/18	47,000	48,994
McKesson Corp. 2.28%, 3/15/19	115,000	115,492
Medco Health Solutions, Inc. 7.13%, 3/15/18	49,000	51,902
Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/21(a)	19,000	18,223
Morgan Stanley
2.13%, 4/25/18	148,000	148,637
5.50%, 7/28/21	73,000	80,976
NextEra Energy Capital Holdings, Inc. 1.65%, 9/1/18	150,000	149,590
Reynolds American, Inc. 2.30%, 6/12/18	98,000	98,656
Santander Holdings USA, Inc. 2.70%, 5/24/19	39,000	38,993
Stryker Corp. 1.30%, 4/1/18	144,000	143,439
SunTrust Banks, Inc. 2.35%, 11/1/18	98,000	98,910
Synchrony Financial 2.70%, 2/3/20	95,000	94,788
Time Warner, Inc. 4.88%, 3/15/20	46,000	49,140
Toyota Motor Credit Corp. 2.10%, 1/17/19	39,000	39,226
United Parcel Service, Inc. 3.13%, 1/15/21	95,000	98,242
UnitedHealth Group, Inc. 1.90%, 7/16/18	79,000	79,369
Verizon Communications, Inc. 4.50%, 9/15/20	135,000	144,589
Viacom, Inc. 2.25%, 2/4/22	50,000	47,043
Wachovia Corp. 5.75%, 6/15/17	102,000	103,949
Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	97,000	98,352
Wells Fargo & Co. 1.40%, 9/8/17	132,000	131,858
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $4,948,984)		4,911,629
Cash and Other Assets in Excess of Liabilities – 1.0%		51,868

NET ASSETS – 100.0%		$4,963,497
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	91

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2016

Investments	Principal Amount	Value

CORPORATE BONDS – 96.5%
United States – 96.5%
ACCO Brands Corp. 6.75%, 4/30/20	$101,000	$106,302
AES Corp. 7.38%, 7/1/21	100,000	111,890
Ashland LLC 3.88%, 4/15/18	62,000	63,860
Cablevision Systems Corp.
8.63%, 9/15/17	41,000	42,691
8.00%, 4/15/20	69,000	75,900
Calumet Specialty Products Partners L.P. 6.50%, 4/15/21	75,000	63,938
Case New Holland Industrial, Inc. 7.88%, 12/1/17	37,000	39,035
Centene Corp. 5.63%, 2/15/21	143,000	150,708
CenturyLink, Inc. 5.63%, 4/1/20, Series V	97,000	102,941
Cenveo Corp. 6.00%, 8/1/19(a)	59,000	52,953
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series B	23,000	23,072
Cliffs Natural Resources, Inc. 8.25%, 3/31/20(a)	120,000	132,000
CNH Industrial Capital LLC 3.38%, 7/15/19	153,000	154,147
Community Health Systems, Inc.
5.13%, 8/15/18	103,000	100,950
8.00%, 11/15/19	65,000	54,275
7.13%, 7/15/20	77,000	58,928
Cott Beverages, Inc. 6.75%, 1/1/20	114,000	118,346
CSC Holdings LLC 8.63%, 2/15/19	50,000	55,375
DCP Midstream Operating L.P. 2.50%, 12/1/17	154,000	153,615
DISH DBS Corp.
4.25%, 4/1/18	126,000	129,512
7.88%, 9/1/19	77,000	85,663
Freeport-McMoRan, Inc. 3.10%, 3/15/20	175,000	171,500
Frontier Communications Corp.
8.50%, 4/15/20	62,000	65,333
8.88%, 9/15/20	142,000	151,762
GLP Capital L.P. 4.38%, 11/1/18	139,000	144,517
HCA, Inc. 8.00%, 10/1/18	134,000	146,395
Hilton Worldwide Finance LLC 5.63%, 10/15/21	100,000	103,307
HRG Group, Inc. 7.88%, 7/15/19	140,000	146,037
Huntsman International LLC 4.88%, 11/15/20	92,000	95,795
Iron Mountain, Inc. 6.00%, 10/1/20(a)	$43,000	$45,473
KCG Holdings, Inc. 6.88%, 3/15/20(a)	100,000	100,500
L Brands, Inc. 7.00%, 5/1/20	100,000	113,000
MGM Resorts International
8.63%, 2/1/19	69,000	77,884
6.75%, 10/1/20	112,000	124,880
Michaels Stores, Inc. 5.88%, 12/15/20(a)	122,000	125,812
Nationstar Mortgage LLC 6.50%, 8/1/18	154,000	156,695
Navient Corp.
4.88%, 6/17/19	47,000	48,763
8.00%, 3/25/20	145,000	161,225
Nielsen Finance LLC 4.50%, 10/1/20	33,000	33,619
Nuance Communications, Inc. 5.38%, 8/15/20(a)	43,000	44,263
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)	73,000	76,376
Pride International, Inc. 6.88%, 8/15/20	100,000	107,250
RR Donnelley & Sons Co. 7.88%, 3/15/21	75,000	77,625
Six Flags Entertainment Corp. 5.25%, 1/15/21(a)	85,000	86,934
Springleaf Finance Corp. 5.25%, 12/15/19	96,000	96,960
T-Mobile USA, Inc. 6.54%, 4/28/20	145,000	149,531
TransDigm, Inc. 5.50%, 10/15/20	148,000	151,792
Vector Group Ltd. 7.75%, 2/15/21	79,000	82,555
Western Refining, Inc. 6.25%, 4/1/21	75,000	78,000
Windstream Services LLC 7.75%, 10/15/20	100,000	103,300
TOTAL INVESTMENTS IN SECURITIES – 96.5% (Cost: $4,864,197)		4,943,184
Cash and Other Assets in Excess of Liabilities – 3.5%		177,362

NET ASSETS – 100.0%		$5,120,546
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

92	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 101.3%
United States – 101.3%
Aerospace & Defense – 2.0%
Boeing Co. (The)	161	$25,065
Lockheed Martin Corp.	193	48,238

Total Aerospace & Defense		73,303
Air Freight & Logistics – 2.8%
C.H. Robinson Worldwide, Inc.	1,039	76,117
United Parcel Service, Inc. Class B	247	28,316

Total Air Freight & Logistics		104,433
Airlines – 4.6%
Alaska Air Group, Inc.	359	31,854
Allegiant Travel Co.	681	113,318
Delta Air Lines, Inc.	514	25,284

Total Airlines		170,456
Automobiles – 0.7%
Ford Motor Co.	2,153	26,116
Banks – 1.0%
Fifth Third Bancorp	1,400	37,758
Biotechnology – 1.0%
Amgen, Inc.	113	16,522
Gilead Sciences, Inc.	265	18,976

Total Biotechnology		35,498
Capital Markets – 1.0%
BGC Partners, Inc. Class A	3,826	39,140
Chemicals – 1.0%
Eastman Chemical Co.	474	35,650
Communications Equipment – 3.5%
Arista Networks, Inc.*	384	37,160
InterDigital, Inc.	375	34,256
Juniper Networks, Inc.	1,279	36,144
Ubiquiti Networks, Inc.*	407	23,525

Total Communications Equipment		131,085
Consumer Finance – 1.6%
Navient Corp.	2,014	33,090
Santander Consumer USA Holdings, Inc.*	1,979	26,717

Total Consumer Finance		59,807
Containers & Packaging – 0.9%
Graphic Packaging Holding Co.	2,835	35,381
Diversified Consumer Services – 1.7%
H&R Block, Inc.	2,773	63,751
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	1,466	62,349
CenturyLink, Inc.	328	7,800
Verizon Communications, Inc.	643	34,323

Total Diversified Telecommunication Services		104,472
Electric Utilities – 0.8%
PPL Corp.	912	31,054
Electrical Equipment – 0.8%
Rockwell Automation, Inc.	211	28,358

Electronic Equipment, Instruments & Components – 0.6%
Universal Display Corp.*(a)	427	$24,040
Energy Equipment & Services – 1.9%
Diamond Offshore Drilling, Inc.	1,744	30,869
Oceaneering International, Inc.	1,458	41,130

Total Energy Equipment & Services		71,999
Equity Real Estate Investment Trusts (REITs) – 9.4%
Camden Property Trust	973	81,800
Equity Residential	1,793	115,398
Forest City Realty Trust, Inc. Class A	1,316	27,425
Highwoods Properties, Inc.	877	44,736
Lamar Advertising Co. Class A	621	41,756
Sunstone Hotel Investors, Inc.	2,612	39,833

Total Equity Real Estate Investment Trusts (REITs)		350,948
Food Products – 3.2%
Hershey Co. (The)	558	57,714
Hormel Foods Corp.	754	26,246
Lancaster Colony Corp.	164	23,188
Mead Johnson Nutrition Co.	159	11,251

Total Food Products		118,399
Health Care Equipment & Supplies – 0.6%
Baxter International, Inc.	537	23,811
Health Care Providers & Services – 10.0%
Aetna, Inc.	331	41,047
HCA Holdings, Inc.*	967	71,577
HealthSouth Corp.	1,595	65,778
Laboratory Corp. of America Holdings*	168	21,568
MEDNAX, Inc.*	1,199	79,926
Patterson Cos., Inc.	511	20,966
Quest Diagnostics, Inc.	344	31,614
Universal Health Services, Inc. Class B	185	19,680
VCA, Inc.*	306	21,007

Total Health Care Providers & Services		373,163
Hotels, Restaurants & Leisure – 5.9%
Cracker Barrel Old Country Store, Inc.(a)	587	98,017
McDonald’s Corp.	731	88,978
Wyndham Worldwide Corp.	419	31,999

Total Hotels, Restaurants & Leisure		218,994
Household Durables – 1.5%
Leggett & Platt, Inc.	868	42,428
Tupperware Brands Corp.	248	13,050

Total Household Durables		55,478
Household Products – 3.4%
Clorox Co. (The)	622	74,653
Colgate-Palmolive Co.	398	26,045
Kimberly-Clark Corp.	217	24,764

Total Household Products		125,462
Independent Power & Renewable Electricity Producers – 0.9%
NRG Yield, Inc. Class C	2,173	34,333

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	93

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2016

Investments	Shares	Value

Insurance – 2.4%
AmTrust Financial Services, Inc.	901	$24,669
Prudential Financial, Inc.	316	32,883
Unum Group	713	31,322

Total Insurance		88,874
Internet & Catalog Retail – 0.6%
HSN, Inc.	662	22,707
Internet Software & Services – 2.8%
Alphabet, Inc. Class A*	45	35,660
Facebook, Inc. Class A*	585	67,304

Total Internet Software & Services		102,964
IT Services – 3.8%
EPAM Systems, Inc.*	386	24,824
Paychex, Inc.	572	34,823
Sabre Corp.	1,092	27,246
Syntel, Inc.	1,552	30,714
Western Union Co. (The)	1,199	26,042

Total IT Services		143,649
Leisure Products – 0.7%
Polaris Industries, Inc.(a)	331	27,271
Media – 2.2%
Omnicom Group, Inc.	454	38,640
Scripps Networks Interactive, Inc. Class A	404	28,833
Viacom, Inc. Class B	406	14,251

Total Media		81,724
Multi-Utilities – 1.2%
Public Service Enterprise Group, Inc.	1,043	45,767
Multiline Retail – 0.9%
Nordstrom, Inc.(a)	677	32,449
Oil, Gas & Consumable Fuels – 5.7%
Marathon Petroleum Corp.	605	30,462
ONEOK, Inc.	786	45,124
Tesoro Corp.	340	29,733
Valero Energy Corp.	786	53,699
Western Refining, Inc.	1,383	52,347

Total Oil, Gas & Consumable Fuels		211,365
Pharmaceuticals – 0.3%
Akorn, Inc.*	464	10,129
Professional Services – 2.5%
Robert Half International, Inc.	576	28,097
Verisk Analytics, Inc.*	790	64,125

Total Professional Services		92,222
Real Estate Management & Development – 0.7%
Howard Hughes Corp. (The)*	238	27,156
Semiconductors & Semiconductor Equipment – 3.7%
Integrated Device Technology, Inc.*	737	17,364
KLA-Tencor Corp.	334	26,279
Lam Research Corp.	252	26,644
NVIDIA Corp.	376	40,134
Skyworks Solutions, Inc.	391	29,192

Total Semiconductors & Semiconductor Equipment		139,613
Investments	Shares	Value

Software – 5.6%
Adobe Systems, Inc.*	311	$32,018
CA, Inc.	2,072	65,827
Intuit, Inc.	299	34,268
Paycom Software, Inc.*	603	27,431
Symantec Corp.	2,134	50,981

Total Software		210,525
Specialty Retail – 0.6%
American Eagle Outfitters, Inc.	1,438	21,814
Thrifts & Mortgage Finance – 0.8%
MGIC Investment Corp.*	2,855	29,092
Tobacco – 1.5%
Altria Group, Inc.	499	33,742
Philip Morris International, Inc.	230	21,043

Total Tobacco		54,785
Trading Companies & Distributors – 1.7%
Air Lease Corp.	775	26,606
Fastenal Co.	776	36,456

Total Trading Companies & Distributors		63,062
TOTAL COMMON STOCKS (Cost: $3,653,626)		3,778,057
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
United States – 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $112,104)(c)	112,104	112,104
TOTAL INVESTMENTS IN SECURITIES – 104.3% (Cost: $3,765,730)		3,890,161
Liabilities in Excess of Cash and Other Assets – (4.3)%		(158,720)

NET ASSETS – 100.0%		$3,731,441
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $163,108 and the total market value of the collateral held by the Fund was $166,584. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,480.

FINANCIAL DERIVATIVE INSTRUMENTS
TOTAL RETURN SWAPS – SHORT EXPOSURE TO REFERENCE ENTITY
Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Depreciation
Bank of America Merrill Lynch	11/2/17	$1,438,887	1-Month LIBOR plus 0.10%	S&P 500 Index	$(32,089)
Morgan Stanley & Co.	11/2/17	1,434,704	1-Month LIBOR plus 0.10%	S&P 500 Index	(32,007)
					$(64,096)
LIBOR – London Interbank Offered Rate

See Notes to Financial Statements.

94	WisdomTree Trust Semi-Annual Report December 31, 2016

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.0%
Boeing Co. (The)	1,299	$202,228
Lockheed Martin Corp.	1,535	383,658

Total Aerospace & Defense		585,886
Air Freight & Logistics – 2.9%
C.H. Robinson Worldwide, Inc.	8,570	627,838
United Parcel Service, Inc. Class B	2,137	244,986

Total Air Freight & Logistics		872,824
Airlines – 4.5%
Alaska Air Group, Inc.	2,828	250,929
Allegiant Travel Co.	5,411	900,390
Delta Air Lines, Inc.	3,843	189,037

Total Airlines		1,340,356
Automobiles – 0.7%
Ford Motor Co.	17,635	213,912
Banks – 0.9%
Fifth Third Bancorp	10,410	280,758
Biotechnology – 1.0%
Amgen, Inc.	861	125,887
Gilead Sciences, Inc.	2,365	169,357

Total Biotechnology		295,244
Capital Markets – 1.0%
BGC Partners, Inc. Class A	28,610	292,680
Chemicals – 0.9%
Eastman Chemical Co.	3,556	267,447
Communications Equipment – 3.5%
Arista Networks, Inc.*	3,055	295,632
InterDigital, Inc.	2,987	272,863
Juniper Networks, Inc.	10,274	290,343
Ubiquiti Networks, Inc.*	3,270	189,006

Total Communications Equipment		1,047,844
Consumer Finance – 1.6%
Navient Corp.	14,308	235,080
Santander Consumer USA Holdings, Inc.*	17,437	235,400

Total Consumer Finance		470,480
Containers & Packaging – 1.0%
Graphic Packaging Holding Co.	23,586	294,353
Diversified Consumer Services – 1.7%
H&R Block, Inc.	22,610	519,804
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	11,607	493,646
CenturyLink, Inc.	2,526	60,068
Verizon Communications, Inc.	5,489	293,003

Total Diversified Telecommunication Services		846,717
Electric Utilities – 0.8%
PPL Corp.	7,224	245,977
Electrical Equipment – 0.7%
Rockwell Automation, Inc.	1,594	214,234
Investments	Shares	Value

Electronic Equipment, Instruments & Components – 0.6%
Universal Display Corp.*(a)	3,061	$172,334
Energy Equipment & Services – 1.8%
Diamond Offshore Drilling, Inc.	13,954	246,986
Oceaneering International, Inc.	10,869	306,614

Total Energy Equipment & Services		553,600
Equity Real Estate Investment Trusts (REITs) – 9.3%
Camden Property Trust	8,109	681,723
Equity Residential	13,855	891,708
Forest City Realty Trust, Inc. Class A	10,547	219,799
Highwoods Properties, Inc.	6,975	355,795
Lamar Advertising Co. Class A	4,871	327,526
Sunstone Hotel Investors, Inc.	20,755	316,514

Total Equity Real Estate Investment Trusts (REITs)		2,793,065
Food Products – 3.2%
Hershey Co. (The)	4,435	458,712
Hormel Foods Corp.	6,367	221,635
Lancaster Colony Corp.	1,328	187,766
Mead Johnson Nutrition Co.	1,259	89,087

Total Food Products		957,200
Health Care Equipment & Supplies – 0.7%
Baxter International, Inc.	4,693	208,088
Health Care Providers & Services – 9.8%
Aetna, Inc.	2,636	326,890
HCA Holdings, Inc.*	7,342	543,455
HealthSouth Corp.	12,681	522,965
Laboratory Corp. of America Holdings*	1,362	174,854
MEDNAX, Inc.*	9,526	635,003
Patterson Cos., Inc.	4,031	165,392
Quest Diagnostics, Inc.	2,746	252,357
Universal Health Services, Inc. Class B	1,471	156,485
VCA, Inc.*	2,400	164,760

Total Health Care Providers & Services		2,942,161
Hotels, Restaurants & Leisure – 5.8%
Cracker Barrel Old Country Store, Inc.(a)	4,670	779,797
McDonald’s Corp.	5,906	718,878
Wyndham Worldwide Corp.	3,342	255,228

Total Hotels, Restaurants & Leisure		1,753,903
Household Durables – 1.5%
Leggett & Platt, Inc.	6,904	337,468
Tupperware Brands Corp.	2,065	108,660

Total Household Durables		446,128
Household Products – 3.3%
Clorox Co. (The)	4,727	567,335
Colgate-Palmolive Co.	3,121	204,238
Kimberly-Clark Corp.	1,986	226,642

Total Household Products		998,215
Independent Power & Renewable Electricity Producers – 0.9%
NRG Yield, Inc. Class C	17,985	284,163

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	95

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2016

Investments	Shares	Value

Insurance – 2.5%
AmTrust Financial Services, Inc.	7,242	$198,286
Prudential Financial, Inc.	2,655	276,279
Unum Group	6,171	271,092

Total Insurance		745,657
Internet & Catalog Retail – 0.6%
HSN, Inc.	5,266	180,624
Internet Software & Services – 2.7%
Alphabet, Inc. Class A*	367	290,829
Facebook, Inc. Class A*	4,597	528,885

Total Internet Software & Services		819,714
IT Services – 3.8%
EPAM Systems, Inc.*	3,067	197,239
Paychex, Inc.	4,589	279,378
Sabre Corp.	8,673	216,392
Syntel, Inc.	12,313	243,674
Western Union Co. (The)	9,617	208,881

Total IT Services		1,145,564
Leisure Products – 0.7%
Polaris Industries, Inc.(a)	2,513	207,046
Media – 2.2%
Omnicom Group, Inc.	3,612	307,417
Scripps Networks Interactive, Inc. Class A	3,218	229,669
Viacom, Inc. Class B	3,229	113,338

Total Media		650,424
Multi-Utilities – 1.2%
Public Service Enterprise Group, Inc.	8,470	371,664
Multiline Retail – 0.8%
Nordstrom, Inc.(a)	4,833	231,646
Oil, Gas & Consumable Fuels – 5.6%
Marathon Petroleum Corp.	4,615	232,365
ONEOK, Inc.	6,243	358,411
Tesoro Corp.	2,703	236,377
Valero Energy Corp.	6,450	440,664
Western Refining, Inc.	10,998	416,274

Total Oil, Gas & Consumable Fuels		1,684,091
Pharmaceuticals – 0.3%
Akorn, Inc.*	3,719	81,186
Professional Services – 2.4%
Robert Half International, Inc.	4,515	220,241
Verisk Analytics, Inc.*	6,281	509,829

Total Professional Services		730,070
Real Estate Management & Development – 0.7%
Howard Hughes Corp. (The)*	1,767	201,615
Semiconductors & Semiconductor Equipment – 3.7%
Integrated Device Technology, Inc.*	5,000	117,800
KLA-Tencor Corp.	2,307	181,515
Lam Research Corp.	2,097	221,716
NVIDIA Corp.	2,968	316,804
Skyworks Solutions, Inc.	3,503	261,534

Total Semiconductors & Semiconductor Equipment		1,099,369
Investments	Shares	Value

Software – 5.6%
Adobe Systems, Inc.*	2,397	$246,771
CA, Inc.	16,469	523,220
Intuit, Inc.	2,557	293,058
Paycom Software, Inc.*	4,684	213,075
Symantec Corp.	17,291	413,082

Total Software		1,689,206
Specialty Retail – 0.5%
American Eagle Outfitters, Inc.	10,416	158,011
Thrifts & Mortgage Finance – 0.7%
MGIC Investment Corp.*	21,077	214,775
Tobacco – 1.4%
Altria Group, Inc.	3,815	257,970
Philip Morris International, Inc.	1,854	169,623

Total Tobacco		427,593
Trading Companies & Distributors – 1.5%
Air Lease Corp.	5,329	182,945
Fastenal Co.	5,984	281,128

Total Trading Companies & Distributors		464,073
TOTAL COMMON STOCKS (Cost: $28,666,306)		29,999,701
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
United States – 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $894,600)(c)	894,600	894,600
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $29,560,906)		30,894,301
Liabilities in Excess of Cash and Other Assets – (2.8)%		(833,045)

NET ASSETS – 100.0%		$30,061,256
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.

(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $1,058,445 and the total market value of the collateral held by the Fund was $1,082,517. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $187,917.

See Notes to Financial Statements.

96	WisdomTree Trust Semi-Annual Report December 31, 2016

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2016

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
ASSETS:

Investments, at cost	$4,812,124	$297,665,848	$—	$1,280,543	$4,767,697

Investment in affiliates, at cost (Note 3)	—	—	2,044,935	—	—

Foreign currency, at cost	7,371	218,514	29	490	821
Investments in securities, at value[1] (Note 2)	5,254,250	302,802,448	—	1,382,084	5,280,876

Investment in affiliates, at value (Note 3)	—	—	2,029,432	—	—

Cash	170	165,640	—	218	3,135

Foreign currency, at value	7,479	218,364	29	493	828

Unrealized appreciation on foreign currency contracts	30,895	2,590,921	14,772	13,978	107,060

Receivables:

Investment securities sold	—	501	—	—	—

Dividends and interest	2,561	330,916	5,329	1,664	8,443

Foreign tax reclaims	2,778	80,286	—	12	1,714
Total Assets	5,298,133	306,189,076	2,049,562	1,398,449	5,402,056
LIABILITIES:

Due to custodian	—	—	3,717	—	—

Unrealized depreciation on foreign currency contracts	486	213,620	1,492	920	590

Payables:

Investment of cash collateral for securities loaned (Note 2)	17,196	2,996,925	—	29,639	100,704

Investment securities purchased	45,036	2,161,218	12,449	12,188	85,108

Advisory fees (Note 3)	1,870	88,594	170	490	1,925

Service fees (Note 2)	18	1,113	8	6	21

Capital gains distribution	—	215,877	—	—	—
Total Liabilities	64,606	5,677,347	17,836	43,243	188,348
NET ASSETS	$5,233,527	$300,511,729	$2,031,726	$1,355,206	$5,213,708
NET ASSETS:

Paid-in capital	$4,636,302	$287,774,891	$1,990,977	$1,175,593	$4,695,993

Undistributed net investment income/(Accumulated net investment loss)	337	1,178,798	—	3,401	(13,966)

Accumulated net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	124,421	4,051,851	42,972	61,624	(87,785)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	472,467	7,506,189	(2,223)	114,588	619,466
NET ASSETS	$5,233,527	$300,511,729	$2,031,726	$1,355,206	$5,213,708
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,004	11,350,004	100,005	50,004	200,004
Net asset value per share	$26.17	$26.48	$20.32	$27.10	$26.07
[1] Includes market value of securities out on loan of:	$39,540	$3,414,959	—	$40,626	$95,892

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	97

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2016

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Local Recovery Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund	WisdomTree Strong Dollar Emerging Markets Equity Fund
ASSETS:

Investments, at cost	$5,228,246	$3,735,996	$—	$24,277,725	$9,319,320

Investment in affiliates, at cost (Note 3)	—	—	19,103,358	—	—

Foreign currency, at cost	2,891	325	483	3,622	4,902
Investments in securities, at value[1] (Note 2)	5,341,434	3,609,239	—	27,981,821	9,522,914

Investment in affiliates, at value (Note 3)	—	—	23,950,667	—	—

Cash	257	1,865	—	14,821	3,902

Foreign currency, at value	2,885	328	477	3,619	4,889

Unrealized appreciation on foreign currency contracts	—	—	138,438	—	—

Receivables:

Investment securities sold	514	—	—	47,402	—

Dividends and interest	6,623	1,556	171,743	40,909	1,857

Foreign tax reclaims	217	1,117	—	2,818	—
Total Assets	5,351,930	3,614,105	24,261,325	28,091,390	9,533,562
LIABILITIES:

Due to custodian	—	—	156,023	—	—

Unrealized depreciation on foreign currency contracts	—	—	24,504	1	5

Payables:

Investment of cash collateral for securities loaned (Note 2)	16,010	97,673	—	1,496,005	87,516

Investment securities purchased	—	—	119,811	133,780	—

Advisory fees (Note 3)	1,441	1,401	—	9,623	4,670

Service fees (Note 2)	21	13	89	98	35

Foreign capital gains tax	152	—	—	—	—
Total Liabilities	17,624	99,087	300,427	1,639,507	92,226
NET ASSETS	$5,334,306	$3,515,018	$23,960,898	$26,451,883	$9,441,336
NET ASSETS:

Paid-in capital	$5,189,246	$3,715,306	$16,037,058	$18,055,907	$9,467,813

Undistributed net investment income/(Accumulated net investment loss)	(8,846)	(226)	12,673	10,382	(28,473)

Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	40,873	(73,254)	2,949,930	4,681,728	(201,606)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	113,033	(126,808)	4,961,237	3,703,866	203,602
NET ASSETS	$5,334,306	$3,515,018	$23,960,898	$26,451,883	$9,441,336
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,004	150,004	1,000,005	900,004	400,004
Net asset value per share	$26.67	$23.43	$23.96	$29.39	$23.60
[1] Includes market value of securities out on loan of:	$23,514	$104,084	—	$1,567,996	$83,324

See Notes to Financial Statements.

98	WisdomTree Trust Semi-Annual Report December 31, 2016

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2016

	WisdomTree Strong Dollar U.S. Equity Fund	WisdomTree Weak Dollar U.S. Equity Fund	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund
ASSETS:

Investments, at cost	$1,233,482	$1,227,074	$4,915,533	$4,930,947	$4,948,984
Investments in securities, at value[1] (Note 2)	1,364,753	1,321,113	4,809,255	5,073,284	4,911,629

Cash	29	132	19,464	22,472	9,932

Receivables:

Investment securities sold	—	256	—	—	—

Dividends and interest	1,828	1,503	50,426	80,482	42,713
Total Assets	1,366,610	1,323,004	4,879,145	5,176,238	4,964,274
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	7,315	9,572	—	—	—

Advisory fees (Note 3)	384	371	742	1,667	758

Service fees (Note 2)	5	5	18	19	19
Total Liabilities	7,704	9,948	760	1,686	777
NET ASSETS	$1,358,906	$1,313,056	$4,878,385	$5,174,552	$4,963,497
NET ASSETS:

Paid-in capital	$1,248,278	$1,252,519	$4,998,703	$4,998,967	$5,000,791

Undistributed net investment income/(Accumulated net investment loss)	(3,560)	(54)	56	—	590

Accumulated net realized gain (loss) on investments	(17,083)	(33,448)	(14,096)	33,248	(529)

Net unrealized appreciation (depreciation) on investments	131,271	94,039	(106,278)	142,337	(37,355)
NET ASSETS	$1,358,906	$1,313,056	$4,878,385	$5,174,552	$4,963,497
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	50,000	50,000	100,002	100,002	100,002
Net asset value per share	$27.18	$26.26	$48.78	$51.74	$49.63
[1] Includes market value of securities out on loan of:	$25,466	$16,987	—	—	—

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	99

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2016

	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
ASSETS:

Investments, at cost	$4,864,197	$3,765,730	$29,560,906
Investments in securities, at value[1] (Note 2)	4,943,184	3,890,161	30,894,301

Cash	33,104	7,625	13,361

Receivables:

Investment securities sold	59,741	—	—

Capital shares sold	—	—	1,369,252

Dividends and interest	86,189	12,441	56,693
Total Assets	5,122,218	3,910,227	32,333,607
LIABILITIES:

Unrealized depreciation on swap contracts	—	64,096	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	112,104	894,600

Investment securities purchased	—	—	1,366,760

Advisory fees (Note 3)	1,653	2,562	10,891

Service fees (Note 2)	19	24	100
Total Liabilities	1,672	178,786	2,272,351
NET ASSETS	$5,120,546	$3,731,441	$30,061,256
NET ASSETS:

Paid-in capital	$4,999,958	$3,664,782	$29,466,950

Undistributed net investment income/(Accumulated net investment loss)	2	54,694	(3,243)

Accumulated net realized gain (loss) on investments and swap contracts	41,599	(48,370)	(735,846)

Net unrealized appreciation on investments and swap contracts	78,987	60,335	1,333,395
NET ASSETS	$5,120,546	$3,731,441	$30,061,256
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,002	150,004	1,100,004
Net asset value per share	$51.20	$24.88	$27.33
[1] Includes market value of securities out on loan of:	—	$163,108	$1,058,445

See Notes to Financial Statements.

100	WisdomTree Trust Semi-Annual Report December 31, 2016

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months or Period Ended December 31, 2016

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
INVESTMENT INCOME:

Dividends[2]	$42,785	$3,691,098	$—	$32,600	$52,695

Dividends from affiliates (Note 3)	—	—	5,330	—	—

Securities lending income (Note 2)	417	51,205	—	883	226
Total investment income	43,202	3,742,303	5,330	33,483	52,921
EXPENSES:

Advisory fees (Note 3)	11,913	561,113	1,862	5,205	11,805

Service fees (Note 2)	109	6,172	14	48	108
Total expenses	12,022	567,285	1,876	5,253	11,913
Expense waivers (Note 3)	(1,241)	(70,139)	(1,541)	(542)	(1,230)
Net expenses	10,781	497,146	335	4,711	10,683
Net investment income	32,421	3,245,157	4,995	28,772	42,238
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[3]	(13,400)	243,664	—	5,382	(640)

Investment transactions in affiliates (Note 3)	—	—	(7)	—	—

In-kind redemptions	—	—	—	89,964	—

Foreign currency contracts and foreign currency related transactions	198,271	13,314,755	42,979	73,460	69,515
Net realized gain	184,871	13,558,419	42,972	168,806	68,875
Net change in unrealized appreciation (depreciation) from:

Investment transactions	425,560	13,971,654	(15,503)	96,211	426,381

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	23,664	640,600	13,280	18,087	294,317
Net change in unrealized appreciation (depreciation)	449,224	14,612,254	(2,223)	114,298	720,698
Net realized and unrealized gain on investments	634,095	28,170,673	40,749	283,104	789,573
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$666,516	$31,415,830	$45,744	$311,876	$831,811
[1] For the period November 3, 2016 (commencement of operations) through December 31, 2016.
[2] Net of foreign withholding tax of:	$6,458	$234,732	—	$3,690	$10,642
[3] Net of foreign capital gains tax withheld of:	—	—	—	$483	—

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	101

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2016

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Local Recovery Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund	WisdomTree Strong Dollar Emerging Markets Equity Fund
INVESTMENT INCOME:

Dividends[1]	$47,159	$13,972	$—	$421,159	$113,552

Dividends from affiliates (Note 3)	—	—	413,474	—	—

Securities lending income (Note 2)	73	1,090	350	4,081	507
Total investment income	47,232	15,062	413,824	425,240	114,059
EXPENSES:

Advisory fees (Note 3)	5,544	9,826	52,992	57,851	28,570

Service fees (Note 2)	77	75	543	592	217
Total expenses	5,621	9,901	53,535	58,443	28,787
Expense waivers (Note 3)	—	(1,694)	(52,992)	—	—
Net expenses	5,621	8,207	543	58,443	28,787
Net investment income	41,611	6,855	413,281	366,797	85,272
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	45,791	(12,136)	—	6,427	(98,529)

Investment transactions in affiliates (Note 3)	—	—	7,930	—	—

In-kind redemptions	—	—	—	4,854,979	—

In-kind redemptions in affiliates (Note 3)	—	—	3,328,321	—	—

Futures contracts	—	—	—	(15,303)	—

Foreign currency contracts and foreign currency related transactions	2,640	119	239,627	(4,855)	(166)
Net realized gain (loss)	48,431	(12,017)	3,575,878	4,841,248	(98,695)

Net change in unrealized appreciation (depreciation) from:

Investment transactions[3]	26,039	403,401	(40,285)	(1,231,136)	(16,010)

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(22)	29	472,428	183	(103)
Net change in unrealized appreciation (depreciation)	26,017	403,430	432,143	(1,230,953)	(16,113)
Net realized and unrealized gain (loss) on investments	74,448	391,413	4,008,021	3,610,295	(114,808)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,059	$398,268	$4,421,302	$3,977,092	$(29,536)
[1] Net of foreign withholding tax of:	$7,595	$4,536	—	$23,125	$23,873
[2] Net of foreign capital gains tax withheld of:	$126	—	—	—	—
[3] Net of foreign capital gain tax credit of:	$142	—	—	—	—

See Notes to Financial Statements.

102	WisdomTree Trust Semi-Annual Report December 31, 2016

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2016

	WisdomTree Strong Dollar U.S. Equity Fund	WisdomTree Weak Dollar U.S. Equity Fund	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short- Term Corporate Bond Fund
INVESTMENT INCOME:

Dividends	$13,848	$11,752	$—	$—	$—

Interest	—	—	71,245	148,416	41,742

Securities lending income (Note 2)	96	166	—	—	—
Total investment income	13,944	11,918	71,245	148,416	41,742
EXPENSES:

Advisory fees (Note 3)	2,181	2,132	7,104	12,542	7,064

Service fees (Note 2)	29	28	112	115	111
Total expenses	2,210	2,160	7,216	12,657	7,175
Expense waivers (Note 3)	—	—	(2,537)	(2,613)	(2,523)
Net expenses	2,210	2,160	4,679	10,044	4,652
Net investment income	11,734	9,758	66,566	138,372	37,090
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from investment transactions	7,398	648	10,530	70,468	289

Net change in unrealized appreciation (depreciation) from investments	69,629	103,083	(175,492)	102,674	(56,291)
Net realized and unrealized gain (loss) on investments	77,027	103,731	(164,962)	173,142	(56,002)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,761	$113,489	$(98,396)	$311,514	$(18,912)

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	103

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended December 31, 2016

	WisdomTree Fundamental U.S. Short- Term High Yield Corporate Bond Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
INVESTMENT INCOME:

Dividends	$—	$84,574	$331,723

Interest	135,376	—	—

Securities lending income (Note 2)	—	520	2,231
Total investment income	135,376	85,094	333,954
EXPENSES:

Advisory fees (Note 3)	12,454	15,237	54,973

Service fees (Note 2)	114	128	456
Total expenses	12,568	15,365	55,429
Expense waivers (Note 3)	(2,595)	(1,437)	(5,186)
Net expenses	9,973	13,928	50,243
Net investment income	125,403	71,166	283,711
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	95,853	128,871	62,151

In-kind redemptions	—	891,731	445,498

Swap contracts	—	(644,474)	(1,032,263)
Net realized gain (loss)	95,853	376,128	(524,614)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	48,812	(74,776)	1,112,061

Swap contracts	—	(80,568)	—
Net change in unrealized appreciation (depreciation)	48,812	(155,344)	1,112,061
Net realized and unrealized gain on investments	144,665	220,784	587,447
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$270,068	$291,950	$871,158

See Notes to Financial Statements.

104	WisdomTree Trust Semi-Annual Report December 31, 2016

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged Europe Equity Fund		WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund
	For the Six Months Ended December 31, 2016 (unaudited)	For the Period January 7, 2016* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period January 7, 2016* through June 30, 2016	For the Period November 3, 2016* through December 31, 2016 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$32,421	$125,569	$3,245,157	$3,091,939	$4,995

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	184,871	(17,370)	13,558,419	(4,117,982)	42,972

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	449,224	23,243	14,612,254	(7,106,065)	(2,223)
Net increase (decrease) in net assets resulting from operations	666,516	131,442	31,415,830	(8,132,108)	45,744
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(64,953)	(113,002)	(2,568,478)	(2,752,751)	(4,995)

Capital gains	(22,778)	—	(5,225,655)	—	—
Total dividends and distributions	(87,731)	(113,002)	(7,794,133)	(2,752,751)	(4,995)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	4,636,202	33,084,397	254,690,394	1,990,877
Net increase in net assets resulting from capital share transactions	—	4,636,202	33,084,397	254,690,394	1,990,877
Net Increase in Net Assets	578,785	4,654,642	56,706,094	243,805,535	2,031,626
NET ASSETS:

Beginning of period	$4,654,742	$100	$243,805,635	$100	$100

End of period	$5,233,527	$4,654,742	$300,511,729	$243,805,635	$2,031,726
Undistributed net investment income included in net assets at end of period	$337	$32,869	$1,178,798	$502,119	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,004	4	10,050,004	4	5

Shares created	—	200,000	1,300,000	10,050,000	100,000

Shares redeemed	—	—	—	—	—
Shares outstanding, end of period	200,004	200,004	11,350,004	10,050,004	100,005
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	105

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Dynamic Currency Hedged Japan Equity Fund		WisdomTree Emerging Markets Dividend Fund
	For the Six Months Ended December 31, 2016 (unaudited)	For the Period January 7, 2016* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period January 7, 2016* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 7, 2016* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$28,772	$52,071	$42,238	$49,895	$41,611	$35,545

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	168,806	(104,059)	68,875	(158,511)	48,431	(9,347)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	114,298	290	720,698	(101,232)	26,017	87,016
Net increase (decrease) in net assets resulting from operations	311,876	(51,698)	831,811	(209,848)	116,059	113,214
DIVIDENDS:

Net investment income	(33,063)	(47,502)	(67,247)	(37,001)	(71,712)	(12,501)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	2,486,635	—	4,695,893	2,727,319	2,461,827

Cost of shares redeemed	(1,311,142)	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(1,311,142)	2,486,635	—	4,695,893	2,727,319	2,461,827
Net Increase (Decrease) in Net Assets	(1,032,329)	2,387,435	764,564	4,449,044	2,771,666	2,562,540
NET ASSETS:

Beginning of period	$2,387,535	$100	$4,449,144	$100	$2,562,640	$100

End of period	$1,355,206	$2,387,535	$5,213,708	$4,449,144	$5,334,306	$2,562,640
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$3,401	$7,692	$(13,966)	$11,043	$(8,846)	$21,255
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,004	4	200,004	4	100,004	4

Shares created	—	100,000	—	200,000	100,000	100,000

Shares redeemed	(50,000)	—	—	—	—	—
Shares outstanding, end of period	50,004	100,004	200,004	200,004	200,004	100,004
*	Commencement of operations.

See Notes to Financial Statements.

106	WisdomTree Trust Semi-Annual Report December 31, 2016

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Europe Local Recovery Fund		WisdomTree Global Hedged SmallCap Dividend Fund		WisdomTree Global SmallCap Dividend Fund
	For the Six Months Ended December 31, 2016 (unaudited)	For the Period October 29, 2015* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period November 19, 2015* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period November 12, 2015* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,855	$77,436	$413,281	$493,560	$366,797	$614,296

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(12,017)	(61,017)	3,575,878	(424,058)	4,841,248	132,229

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	403,430	(530,238)	432,143	4,529,094	(1,230,953)	4,934,819
Net increase (decrease) in net assets resulting from operations	398,268	(513,819)	4,421,302	4,598,596	3,977,092	5,681,344
DIVIDENDS:

Net investment income	(11,652)	(73,190)	(407,892)	(459,192)	(463,459)	(511,968)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	3,715,311	2,183,287	33,057,923	10,918,433	34,057,555

Cost of shares redeemed	—	—	(17,437,362)	(1,995,864)	(24,696,254)	(2,510,960)
Net increase (decrease) in net assets resulting from capital share transactions	—	3,715,311	(15,254,075)	31,062,059	(13,777,821)	31,546,595
Net Increase (Decrease) in Net Assets	386,616	3,128,302	(11,240,665)	35,201,463	(10,264,188)	36,715,971
NET ASSETS:

Beginning of period	$3,128,402	$100	$35,201,563	$100	$36,716,071	$100

End of period	$3,515,018	$3,128,402	$23,960,898	$35,201,563	$26,451,883	$36,716,071
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$(226)	$4,571	$12,673	$7,284	$10,382	$107,044
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	150,004	4	1,700,005	5	1,400,004	4

Shares created	—	150,000	100,000	1,800,000	400,000	1,500,000

Shares redeemed	—	—	(800,000)	(100,000)	(900,000)	(100,000)
Shares outstanding, end of period	150,004	150,004	1,000,005	1,700,005	900,004	1,400,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	107

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Strong Dollar Emerging Markets Equity Fund		WisdomTree Strong Dollar U.S. Equity Fund		WisdomTree Weak Dollar U.S. Equity Fund
	For the Six Months Ended December 31, 2016 (unaudited)	For the Period October 29, 2015* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period July 21, 2015* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period July 21, 2015* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$85,272	$26,719	$11,734	$28,711	$9,758	$23,660

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(98,695)	(105,242)	7,398	(57,250)	648	(54,475)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(16,113)	219,715	69,629	61,642	103,083	(9,044)
Net increase (decrease) in net assets resulting from operations	(29,536)	141,192	88,761	33,103	113,489	(39,859)
DIVIDENDS:

Net investment income	(136,065)	(2,068)	(19,173)	(24,832)	(11,918)	(21,554)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,451,358	7,016,355	—	2,499,007	—	2,502,016

Cost of shares redeemed	—	—	—	(1,218,060)	—	(1,229,218)
Net increase in net assets resulting from capital share transactions	2,451,358	7,016,355	—	1,280,947	—	1,272,798
Net Increase in Net Assets	2,285,757	7,155,479	69,588	1,289,218	101,571	1,211,385
NET ASSETS:

Beginning of period	$7,155,579	$100	$1,289,318	$100	$1,211,485	$100

End of period	$9,441,336	$7,155,579	$1,358,906	$1,289,318	$1,313,056	$1,211,485
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$(28,473)	$22,320	$(3,560)	$3,879	$(54)	$2,106
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	300,004	4	50,000	4	50,000	4

Shares created	100,000	300,000	—	100,000	—	100,000

Shares redeemed	—	—	—	(50,004)	—	(50,004)
Shares outstanding, end of period	400,004	300,004	50,000	50,000	50,000	50,000
*	Commencement of operations.

See Notes to Financial Statements.

108	WisdomTree Trust Semi-Annual Report December 31, 2016

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Fundamental U.S. Corporate Bond Fund		WisdomTree Fundamental U.S. High Yield Corporate Bond Fund		WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund
	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 27, 2016* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 27, 2016* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 27, 2016* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$66,566	$22,230	$138,372	$47,338	$37,090	$12,001

Net realized gain (loss) on investments	10,530	(138)	70,468	—	289	(818)

Net change in unrealized appreciation (depreciation) on investments	(175,492)	69,214	102,674	39,663	(56,291)	18,936
Net increase (decrease) in net assets resulting from operations	(98,396)	91,306	311,514	87,001	(18,912)	30,119
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(67,740)	(21,000)	(140,709)	(45,001)	(37,501)	(11,000)

Capital gains	(24,488)	—	(37,220)	—	—	—
Total dividends and distributions	(92,228)	(21,000)	(177,929)	(45,001)	(37,501)	(11,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	4,998,603	—	4,998,867	—	5,000,691
Net increase in net assets resulting from capital share transactions	—	4,998,603	—	4,998,867	—	5,000,691
Net Increase (Decrease) in Net Assets	(190,624)	5,068,909	133,585	5,040,867	(56,413)	5,019,810
NET ASSETS:

Beginning of period	$5,069,009	$100	$5,040,967	$100	$5,019,910	$100

End of period	$4,878,385	$5,069,009	$5,174,552	$5,040,967	$4,963,497	$5,019,910
Undistributed net investment income included in net assets at end of period	$56	$1,230	$—	$2,337	$590	$1,001
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,002	2	100,002	2	100,002	2

Shares created	—	100,000	—	100,000	—	100,000

Shares redeemed	—	—	—	—	—	—
Shares outstanding, end of period	100,002	100,002	100,002	100,002	100,002	100,002
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	109

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund		WisdomTree Dynamic Bearish U.S. Equity Fund		WisdomTree Dynamic Long/Short U.S. Equity Fund
	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 27, 2016* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period December 23, 2015* through June 30, 2016	For the Six Months Ended December 31, 2016 (unaudited)	For the Period December 23, 2015* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$125,403	$50,503	$71,166	$31,540	$283,711	$79,463

Net realized gain (loss) on investments and swap contracts	95,853	—	376,128	(1,574,723)	(524,614)	16,562

Net change in unrealized appreciation (depreciation) on investments and swap contracts	48,812	30,175	(155,344)	215,679	1,112,061	221,334
Net increase (decrease) in net assets resulting from operations	270,068	80,678	291,950	(1,327,504)	871,158	317,359
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(126,903)	(49,001)	—	—	(523,310)	(56,252)

Capital gains	(54,254)	—	—	—	—	—

Return of capital	—	—	—	(15,750)	—	—
Total dividends and distributions	(181,157)	(49,001)	—	(15,750)	(523,310)	(56,252)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	4,999,858	6,115,132	26,967,888	15,092,820	18,363,769

Cost of shares redeemed	—	—	(13,602,778)	(14,697,597)	(2,737,729)	(1,266,659)
Net increase (decrease) in net assets resulting from capital share transactions	—	4,999,858	(7,487,646)	12,270,291	12,355,091	17,097,110
Net Increase (Decrease) in Net Assets	88,911	5,031,535	(7,195,696)	10,927,037	12,702,939	17,358,217
NET ASSETS:

Beginning of period	$5,031,635	$100	$10,927,137	$100	$17,358,317	$100

End of period	$5,120,546	$5,031,635	$3,731,441	$10,927,137	$30,061,256	$17,358,317
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$2	$1,502	$54,694	$(16,472)	$(3,243)	$236,356
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,002	2	450,004	4	650,004	4

Shares created	—	100,000	250,000	1,050,000	550,000	700,000

Shares redeemed	—	—	(550,000)	(600,000)	(100,000)	(50,000)
Shares outstanding, end of period	100,002	100,002	150,004	450,004	1,100,004	650,004
*	Commencement of operations.

See Notes to Financial Statements.

110	WisdomTree Trust Semi-Annual Report December 31, 2016

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Europe Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$23.27	$24.25
Investment operations:
Net investment income[1]	0.16	0.70
Net realized and unrealized gain (loss)	3.17	(1.11)
Total from investment operations	3.33	(0.41)
Dividends and distributions to shareholders:
Net investment income	(0.32)	(0.57)
Capital gains	(0.11)	—
Total dividends and distributions to shareholders	(0.43)	(0.57)
Net asset value, end of period	$26.17	$23.27

TOTAL RETURN[2]	14.46%	(1.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,234	$4,655
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%[3]
Net investment income	1.31%[3]	6.02%[3]
Portfolio turnover rate[4]	3%	25%

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$24.26	$24.18
Investment operations:
Net investment income[1]	0.30	0.79
Net realized and unrealized gain (loss)	2.62	(0.35)
Total from investment operations	2.92	0.44
Dividends and distributions to shareholders:
Net investment income	(0.24)	(0.36)
Capital gains	(0.46)	—
Total dividends and distributions to shareholders	(0.70)	(0.36)
Net asset value, end of period	$26.48	$24.26

TOTAL RETURN[2]	12.14%	1.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$300,512	$243,806
Ratios to average net assets of:
Expenses, net of expense waivers	0.35%[3]	0.35%[3]
Expenses, prior to expense waivers	0.40%[3]	0.40%[3]
Net investment income	2.31%[3]	6.79%[3]
Portfolio turnover rate[4]	5%	28%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	111

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	For the Period November 3, 2016* through December 31, 2016 (unaudited)
Net asset value, beginning of period	$19.63
Investment operations:
Net investment income[1]	0.05
Net realized and unrealized gain	0.69
Total from investment operations	0.74
Dividends to shareholders:
Net investment income	(0.05)
Net asset value, end of period	$20.32

TOTAL RETURN[2]	3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,032
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.10%[4]
Expenses, prior to expense waivers	0.58%[4]
Net investment income	1.56%[4]
Portfolio turnover rate[5]	0%[6]

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$23.87	$24.24
Investment operations:
Net investment income[1]	0.35	0.52
Net realized and unrealized gain (loss)	3.34	(0.41)
Total from investment operations	3.69	0.11
Dividends to shareholders:
Net investment income	(0.46)	(0.48)
Net asset value, end of period	$27.10	$23.87

TOTAL RETURN[2]	15.49%	0.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,355	$2,388
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[4]	0.43%[4]
Expenses, prior to expense waivers	0.48%[4]	0.48%[4]
Net investment income	2.65%[4]	4.42%[4]
Portfolio turnover rate[5]	5%	50%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

112	WisdomTree Trust Semi-Annual Report December 31, 2016

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Japan Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$22.25	$24.38
Investment operations:
Net investment income[1]	0.21	0.28
Net realized and unrealized gain (loss)	3.95	(2.22)
Total from investment operations	4.16	(1.94)
Dividends to shareholders:
Net investment income	(0.34)	(0.19)
Net asset value, end of period	$26.07	$22.25

TOTAL RETURN[2]	18.67%	(8.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,214	$4,449
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%[3]
Net investment income	1.72%[3]	2.50%[3]
Portfolio turnover rate[4]	3%	22%

WisdomTree Emerging Markets Dividend Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 7, 2016* through June 30, 2016
Net asset value, beginning of period	$25.63	$24.53
Investment operations:
Net investment income[1]	0.32	0.36
Net realized and unrealized gain	1.32	0.87
Total from investment operations	1.64	1.23
Dividends to shareholders:
Net investment income	(0.60)	(0.13)
Net asset value, end of period	$26.67	$25.63

TOTAL RETURN[2]	6.37%	5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,334	$2,563
Ratios to average net assets of:
Expenses	0.32%[3]	0.32%[3]
Net investment income	2.40%[3]	6.14%[3]
Portfolio turnover rate[4]	15%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived by the investment adviser for the WisdomTree Dynamic Currency Hedged Japan Equity Fund (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	113

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Local Recovery Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$20.86	$24.70
Investment operations:
Net investment income[1]	0.05	0.52
Net realized and unrealized gain (loss)	2.60	(3.87)
Total from investment operations	2.65	(3.35)
Dividends to shareholders:
Net investment income	(0.08)	(0.49)
Net asset value, end of period	$23.43	$20.86

TOTAL RETURN[2]	12.70%	(13.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,515	$3,128
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%[3]
Expenses, prior to expense waivers	0.58%[3]	0.58%[3]
Net investment income	0.40%[3]	3.32%[3]
Portfolio turnover rate[4]	1%	22%

WisdomTree Global Hedged SmallCap Dividend Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period November 19, 2015* through June 30, 2016
Net asset value, beginning of period	$20.71	$20.23
Investment operations:
Net investment income[1]	0.38	0.39
Net realized and unrealized gain	3.31	0.45
Total from investment operations	3.69	0.84
Dividends to shareholders:
Net investment income	(0.44)	(0.36)
Net asset value, end of period	$23.96	$20.71

TOTAL RETURN[2]	17.95%	4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,961	$35,202
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.00%[3,6]	0.00%[3,6]
Expenses, prior to expense waivers	0.43%[3]	0.43%[3]
Net investment income	3.35%[3]	3.23%[3]
Portfolio turnover rate[4]	1%	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	Amount represents less than 0.005%.

See Notes to Financial Statements.

114	WisdomTree Trust Semi-Annual Report December 31, 2016

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global SmallCap Dividend Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period November 12, 2015* through June 30, 2016
Net asset value, beginning of period	$26.23	$24.58
Investment operations:
Net investment income[1]	0.38	0.61
Net realized and unrealized gain	3.33	1.52
Total from investment operations	3.71	2.13
Dividends to shareholders:
Net investment income	(0.55)	(0.48)
Net asset value, end of period	$29.39	$26.23

TOTAL RETURN[2]	14.26%	8.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,452	$36,716
Ratios to average net assets of:
Expenses	0.43%[3]	0.43%[3]
Net investment income	2.73%[3]	3.88%[3]
Portfolio turnover rate[4]	25%	8%

WisdomTree Strong Dollar Emerging Markets Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$23.85	$24.58
Investment operations:
Net investment income[1]	0.22	0.12
Net realized and unrealized loss	(0.13)	(0.83)
Total from investment operations	0.09	(0.71)
Dividends to shareholders:
Net investment income	(0.34)	(0.02)
Net asset value, end of period	$23.60	$23.85

TOTAL RETURN[2]	0.29%	(2.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,441	$7,156
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%[3]
Net investment income	1.73%[3]	0.78%[3]
Portfolio turnover rate[4]	4%	74%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	115

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Strong Dollar U.S. Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period July 21, 2015* through June 30, 2016
Net asset value, beginning of period	$25.79	$24.85
Investment operations:
Net investment income[1]	0.23	0.43
Net realized and unrealized gain	1.54	0.94
Total from investment operations	1.77	1.37
Dividends to shareholders:
Net investment income	(0.38)	(0.43)
Net asset value, end of period	$27.18	$25.79

TOTAL RETURN[2]	6.91%	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,359	$1,289
Ratios to average net assets of:
Expenses	0.33%[3]	0.33%[3]
Net investment income	1.78%[3]	1.89%[3]
Portfolio turnover rate[4]	2%	23%

WisdomTree Weak Dollar U.S. Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period July 21, 2015* through June 30, 2016
Net asset value, beginning of period	$24.23	$24.88
Investment operations:
Net investment income[1]	0.20	0.36
Net realized and unrealized gain (loss)	2.07	(0.63)
Total from investment operations	2.27	(0.27)
Dividends to shareholders:
Net investment income	(0.24)	(0.38)
Net asset value, end of period	$26.26	$24.23

TOTAL RETURN[2]	9.37%	(1.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,313	$1,211
Ratios to average net assets of:
Expenses	0.33%[3]	0.33%[3]
Net investment income	1.51%[3]	1.61%[3]
Portfolio turnover rate[4]	2%	21%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

116	WisdomTree Trust Semi-Annual Report December 31, 2016

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.69	$49.96
Investment operations:
Net investment income[1]	0.67	0.22
Net realized and unrealized gain (loss)	(1.66)	0.72
Total from investment operations	(0.99)	0.94
Dividends and distributions to shareholders:
Net investment income	(0.68)	(0.21)
Capital gains	(0.24)	—
Total dividends and distributions to shareholders	(0.92)	(0.21)
Net asset value, end of period	$48.78	$50.69

TOTAL RETURN[2]	(1.97)%	1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,878	$5,069
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%[3]	0.18%[3]
Expenses, prior to expense waivers	0.28%[3]	0.28%[3]
Net investment income	2.62%[3]	2.50%[3]
Portfolio turnover rate[4]	26%	3%

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.41	$50.19
Investment operations:
Net investment income[1]	1.38	0.47
Net realized and unrealized gain	1.73	0.20
Total from investment operations	3.11	0.67
Dividends and distributions to shareholders:
Net investment income	(1.41)	(0.45)
Capital gains	(0.37)	—
Total dividends and distributions to shareholders	(1.78)	(0.45)
Net asset value, end of period	$51.74	$50.41

TOTAL RETURN[2]	6.22%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,175	$5,041
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%[3]
Net investment income	5.30%[3]	5.31%[3]
Portfolio turnover rate[4]	12%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	117

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.20	$49.98
Investment operations:
Net investment income[1]	0.37	0.12
Net realized and unrealized gain (loss)	(0.56)	0.21
Total from investment operations	(0.19)	0.33
Dividends to shareholders:
Net investment income	(0.38)	(0.11)
Net asset value, end of period	$49.63	$50.20

TOTAL RETURN[2]	(0.39)%	0.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,963	$5,020
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%[3]	0.18%[3]
Expenses, prior to expense waivers	0.28%[3]	0.28%[3]
Net investment income	1.47%[3]	1.35%[3]
Portfolio turnover rate[4]	19%	14%

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.32	$49.95
Investment operations:
Net investment income[1]	1.25	0.51
Net realized and unrealized gain	1.44	0.35
Total from investment operations	2.69	0.86
Dividends and distributions to shareholders:
Net investment income	(1.27)	(0.49)
Capital gains	(0.54)	—
Total dividends and distributions to shareholders	(1.81)	(0.49)
Net asset value, end of period	$51.20	$50.32

TOTAL RETURN[2]	5.40%	1.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,121	$5,032
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%[3]
Net investment income	4.83%[3]	5.66%[3]
Portfolio turnover rate[4]	23%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

118	WisdomTree Trust Semi-Annual Report December 31, 2016

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Bearish U.S. Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$24.28	$24.30
Investment operations:
Net investment income[1]	0.31	0.08
Net realized and unrealized gain (loss)	0.29	(0.06)
Total from investment operations	0.60	0.02
Distributions to shareholders:
Return of capital	—	(0.04)
Net asset value, end of period	$24.88	$24.28

TOTAL RETURN[2]	2.47%	0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,731	$10,927
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%[3]
Expenses, prior to expense waivers	0.53%[3]	0.53%[3]
Net investment income	2.48%[3]	0.60%[3]
Portfolio turnover rate[4]	86%	4%

WisdomTree Dynamic Long/Short U.S. Equity Fund	For the Six Months Ended December 31, 2016 (unaudited)	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$26.70	$25.13
Investment operations:
Net investment income[1]	0.38	0.24
Net realized and unrealized gain	0.80	1.49
Total from investment operations	1.18	1.73
Dividends to shareholders:
Net investment income	(0.55)	(0.16)
Net asset value, end of period	$27.33	$26.70

TOTAL RETURN[2]	4.40%	6.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,061	$17,358
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%[3]
Expenses, prior to expense waivers	0.53%[3]	0.53%[3]
Net investment income	2.74%[3]	1.80%[3]
Portfolio turnover rate[4]	62%	70%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2016	119

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2016, the Trust consisted of 93 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund’’)	April 7, 2016
WisdomTree Europe Local Recovery Fund (“Europe Local Recovery Fund’’)	October 29, 2015
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund’’)	November 12, 2015
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund’’)	October 29, 2015
WisdomTree Strong Dollar U.S. Equity Fund (“Strong Dollar U.S. Equity Fund’’)	July 21, 2015
WisdomTree Weak Dollar U.S. Equity Fund (“Weak Dollar U.S. Equity Fund’’)	July 21, 2015
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund’’)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund’’)	December 23, 2015

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

120	WisdomTree Trust Semi-Annual Report December 31, 2016

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less,) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

WisdomTree Trust Semi-Annual Report December 31, 2016	121

Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,235,898	$—	$—
Rights	1,156	—	—
Investment of Cash Collateral for Securities Loaned	—	17,196	—
Total	$5,237,054	$17,196	$—
Unrealized Appreciation on Foreign Currency Contracts	—	30,895	—
Unrealized Depreciation on Foreign Currency Contracts	—	(486)	—
Total - Net	$5,237,054	$47,605	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$299,786,042	$—	$—
Rights
Italy	—	—	0	**
Other*	19,481	—	—
Investment of Cash Collateral for Securities Loaned	—	2,996,925	—
Total	$299,805,523	$2,996,925	$0
Unrealized Appreciation on Foreign Currency Contracts	—	2,590,921	—
Unrealized Depreciation on Foreign Currency Contracts	—	(213,620)	—
Total - Net	$299,805,523	$5,374,226	$0

122	WisdomTree Trust Semi-Annual Report December 31, 2016

Notes to Financial Statements (unaudited) (continued)

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$2,029,432	$—	$—
Total	$2,029,432	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	14,772	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,492)	—
Total - Net	$2,029,432	$13,280	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,352,353	$—	$—
Rights
Australia	—	52	—
Italy	—	—	0	**
Other*	40	—	—
Investment of Cash Collateral for Securities Loaned	—	29,639	—
Total	$1,352,393	$29,691	$0
Unrealized Appreciation on Foreign Currency Contracts	—	13,978	—
Unrealized Depreciation on Foreign Currency Contracts	—	(920)	—
Total - Net	$1,352,393	$42,749	$0

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,180,172	$—	$—
Investment of Cash Collateral for Securities Loaned	—	100,704	—
Total	$5,180,172	$100,704	$—
Unrealized Appreciation on Foreign Currency Contracts	—	107,060	—
Unrealized Depreciation on Foreign Currency Contracts	—	(590)	—
Total - Net	$5,180,172	$207,174	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$1,192,518	$—	$5,311	**
Other*	4,127,595	—	—
Investment of Cash Collateral for Securities Loaned	—	16,010	—
Total	$5,320,113	$16,010	$5,311
Unrealized Depreciation on Foreign Currency Contracts	—	—	—
Total - Net	$5,320,113	$16,010	$5,311

Europe Local Recovery Fund	Level 1	Level 2	Level 3
Common Stocks
Italy	$514,175	$—	$2,131	**
Other*	2,994,821	—	—
Rights	439	—	—
Investment of Cash Collateral for Securities Loaned	—	97,673	—
Total	$3,509,435	$97,673	$2,131

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$23,950,667	$—	$—
Total	$23,950,667	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	138,438	—
Unrealized Depreciation on Foreign Currency Contracts	—	(24,504)	—
Total - Net	$23,950,667	$113,934	$—

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Notes to Financial Statements (unaudited) (continued)

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$26,460,463	$—	$—
Exchange-Traded Note	25,353	—	—
Investment of Cash Collateral for Securities Loaned	—	1,496,005	—
Total	$26,485,816	$1,496,005	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—
Total - Net	$26,485,816	$1,496,004	$—

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,435,398	$—	$—
Investment of Cash Collateral for Securities Loaned	—	87,516	—
Total	$9,435,398	$87,516	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(5)	—
Total - Net	$9,435,398	$87,511	$—

Strong Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,357,438	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,315	—
Total	$1,357,438	$7,315	$—

Weak Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,311,541	$—	$—
Investment of Cash Collateral for Securities Loaned	—	9,572	—
Total	$1,311,541	$9,572	$—

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,809,255	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,073,284	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,911,629	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,943,184	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,778,057	$—	$—
Investment of Cash Collateral for Securities Loaned	—	112,104	—
Total	$3,778,057	$112,104	$—
Unrealized Depreciation on Swap Contracts	—	(64,096)	—
Total - Net	$3,778,057	$48,008	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$29,999,701	$—	$—
Investment of Cash Collateral for Securities Loaned	—	894,600	—
Total	$29,999,701	$894,600	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

**	Security is being fair valued by the Pricing Committee.

124	WisdomTree Trust Semi-Annual Report December 31, 2016

Notes to Financial Statements (unaudited) (continued)

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the six months ended December 31, 2016, Dynamic Currency Hedged International SmallCap Equity Fund transferred securities with a fair value of $957 from Level 2 to Level 1 primarily due to the availability of a quoted price in an active market for identical investments.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and swap contracts during the period ended December 31, 2016 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 130 and 131. At December 31, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of December 31, 2016, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$30,895	Unrealized depreciation on foreign currency contracts	$486
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	2,590,921	Unrealized depreciation on foreign currency contracts	213,620
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	14,772	Unrealized depreciation on foreign currency contracts	1,492
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	13,978	Unrealized depreciation on foreign currency contracts	920
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	107,060	Unrealized depreciation on foreign currency contracts	590
Emerging Markets Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	138,438	Unrealized depreciation on foreign currency contracts	24,504
Global SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1
Strong Dollar Emerging Markets Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	5
Dynamic Bearish U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	64,096

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Notes to Financial Statements (unaudited) (continued)

For the six months or period ended December 31, 2016, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$199,517	$23,611
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	13,516,629	620,570
Dynamic Currency Hedged International Quality Dividend Growth Fund[3]
Foreign exchange contracts	42,979	13,280
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	74,735	18,018
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	76,757	294,966
Emerging Markets Dividend Fund
Foreign exchange contracts	(17,071)	10
Europe Local Recovery Fund
Foreign exchange contracts	(82)	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	239,627	472,446
Global SmallCap Dividend Fund
Foreign exchange contracts	(12,619)	219
Equity contracts	(15,303)	—
Strong Dollar Emerging Markets Equity Fund
Foreign exchange contracts	2,822	(5)
Dynamic Bearish U.S. Equity Fund
Equity contracts	(644,474)	(80,568)
Dynamic Long/Short U.S. Equity Fund
Equity contracts	(1,032,263)	—
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and foreign currency related transactions
Equity contracts	Net realized gain (loss) from futures contracts and swap contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
Equity contracts	Net change in unrealized appreciation (depreciation) from swap contracts

[3]	For the period November 3, 2016 (commencement of operations) through December 31, 2016.

126	WisdomTree Trust Semi-Annual Report December 31, 2016

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended December 31, 2016, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$3,146,221	$6,425,546	$—	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	168,974,167	342,739,290	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]
Foreign exchange contracts	1,504,354	3,023,300	—	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	1,190,266	2,321,356	—	—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	2,638,941	5,561,490	—	—
Emerging Markets Dividend Fund[2]
Foreign exchange contracts	65,375	223,040	—	—
Europe Local Recovery Fund
Foreign exchange contracts	—	554	—	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	12,921,575	24,744,946	—	—
Global SmallCap Dividend Fund
Equity contracts[2]	—	—	—	1,155,208
Foreign exchange contracts	22,927	119,511	—	—
Strong Dollar Emerging Markets Equity Fund[2]
Foreign exchange contracts	63,965	337,843	—	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	4,927,309	—
Dynamic Long/Short U.S. Equity Fund
Equity contracts	—	—	3,659,698	—
[1]	For the period November 3, 2016 (commencement of operations) through December 31, 2016.
[2]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or

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Notes to Financial Statements (unaudited) (continued)

redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (“Forward Contract”) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. The Global Hedged SmallCap Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Emerging Markets Dividend Fund, Europe Local Recovery Fund, Global SmallCap Dividend Fund, and the Strong Dollar Emerging Markets Equity Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Futures Contracts — The Global SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

128	WisdomTree Trust Semi-Annual Report December 31, 2016

Notes to Financial Statements (unaudited) (continued)

Total Return Swaps — The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due

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Notes to Financial Statements (unaudited) (continued)

from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged Europe Equity Fund
Securities Lending	$39,540	$—	$(39,540)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	30,895	—	—	30,895	486	—	—	486
Dynamic Currency Hedged International Equity Fund
Securities Lending	3,414,959	—	(3,414,959)[1]	—	—	—	—	—
Foreign Currency Contracts	2,590,921	—	—	2,590,921	213,620	—	—	213,620
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign Currency Contracts	14,772	—	—	14,772	1,492	—	—	1,492
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	40,626	—	(40,626)[1]	—	—	—	—	—
Foreign Currency Contracts	13,978	—	—	13,978	920	—	—	920
Dynamic Currency Hedged Japan Equity Fund
Securities Lending	95,892	—	(95,892)[1]	—	—	—	—	—
Foreign Currency Contracts	107,060	—	—	107,060	590	—	—	590
Emerging Markets Dividend Fund
Securities Lending	23,514	—	(23,514)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	—	—	—	—
Europe Local Recovery Fund
Securities Lending	104,084	—	(104,084)[1]	—	—	—	—	—
Global Hedged SmallCap Dividend Fund
Foreign Currency Contracts	138,438	(3,356)	—	135,082	24,504	(3,356)	—	21,148
Global SmallCap Dividend Fund
Securities Lending	1,567,996	—	(1,567,996)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1	—	—	1

130	WisdomTree Trust Semi-Annual Report December 31, 2016

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Strong Dollar Emerging Markets Equity Fund
Securities Lending	$83,324	$—	$(83,324)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	—	—	—	—	5	—	—	5
Strong Dollar U.S. Equity Fund
Securities Lending	25,466	—	(25,466)[1]	—	—	—	—	—
Weak Dollar U.S. Equity Fund
Securities Lending	16,987	—	(16,987)[1]	—	—	—	—	—
Dynamic Bearish U.S. Equity Fund
Securities Lending	163,108	—	(163,108)[1]	—	—	—	—	—
Swap Contracts	—	—	—	—	64,096	—	—	64,096
Dynamic Long/Short U.S. Equity Fund
Securities Lending	1,058,445	—	(1,058,445)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds, except for Fundamental U.S. Corporate Bond Fund, Fundamental U.S. High Yield Corporate Bond Fund, Fundamental U.S. Short-Term Corporate Bond Fund and Fundamental U.S. Short-Term High Yield Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’). MCM and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

WisdomTree Trust Semi-Annual Report December 31, 2016	131

Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Dynamic Currency Hedged Europe Equity Fund	0.48%	(0.05)%	October 31, 2017
Dynamic Currency Hedged International Equity Fund	0.40%	(0.05)%	October 31, 2017
Dynamic Currency Hedged International Quality Dividend Growth Fund	0.58%	(0.48)%[2]	October 31, 2017
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%	(0.05)%	October 31, 2017
Dynamic Currency Hedged Japan Equity Fund	0.48%	(0.05)%	October 31, 2017
Emerging Markets Dividend Fund	0.32%	—	—
Europe Local Recovery Fund	0.58%	(0.10)%	October 31, 2017
Global Hedged SmallCap Dividend Fund	0.43%	(0.43)%[3]	July 31, 2018
Global SmallCap Dividend Fund	0.43%	—	—
Strong Dollar Emerging Markets Equity Fund	0.58%	—	—
Strong Dollar U.S. Equity Fund	0.33%	—	—
Weak Dollar U.S. Equity Fund	0.33%	—	—
Fundamental U.S. Corporate Bond Fund	0.28%	(0.10)%	October 31, 2017
Fundamental U.S. High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2017
Fundamental U.S. Short-Term Corporate Bond Fund	0.28%	(0.10)%	October 31, 2017
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2017
Dynamic Bearish U.S. Equity Fund	0.53%	(0.10)%	October 31, 2017
Dynamic Long/Short U.S. Equity Fund	0.53%	(0.10)%	October 31, 2017
[1]	WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason.

[2]	WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.38% per annum), as well as an additional 0.10% per annum.

[3]	WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.43% per annum).

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months or period ended December 31, 2016 are as follows:

Fund	Value at 6/30/2016	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2016	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]
WisdomTree International Quality Dividend Growth Fund	$—	$2,047,131	$2,189	$2,029,432	$5,330
Global Hedged SmallCap Dividend Fund
WisdomTree Global SmallCap Dividend Fund	$35,194,942	$2,967,403	$17,507,644	$23,950,667	$413,474
[1]	For the period November 3, 2016 (commencement of operations) through December 31, 2016.

132	WisdomTree Trust Semi-Annual Report December 31, 2016

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended December 31, 2016 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged Europe Equity Fund	$301,899	$126,845	$—	$—
Dynamic Currency Hedged International Equity Fund	23,849,734	12,717,350	32,498,070	—
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	54,123	2,189	1,993,008	—
Dynamic Currency Hedged International SmallCap Equity Fund	106,321	144,906	—	1,165,328
Dynamic Currency Hedged Japan Equity Fund	447,685	143,965	—	—
Emerging Markets Dividend Fund	1,670,185	501,817	1,546,621	—
Europe Local Recovery Fund	31,409	32,083	—	—
Global Hedged SmallCap Dividend Fund	774,446	134,451	2,192,957	17,373,193
Global SmallCap Dividend Fund	13,895,367	6,624,018	2,593,395	23,633,808
Strong Dollar Emerging Markets Equity Fund	2,427,528	408,951	393,209	—
Strong Dollar U.S. Equity Fund	24,535	44,255	—	—
Weak Dollar U.S. Equity Fund	27,008	21,865	—	—
Fundamental U.S. Corporate Bond Fund	1,288,470	1,301,478	—	—
Fundamental U.S. High Yield Corporate Bond Fund	639,166	616,991	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	950,257	915,090	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	1,120,493	1,145,066	—	—
Dynamic Bearish U.S. Equity Fund	5,317,122	5,903,634	6,092,530	13,570,085
Dynamic Long/Short U.S. Equity Fund	13,267,803	14,590,692	15,071,271	2,706,197
[1]	For the period November 3, 2016 (commencement of operations) through December 31, 2016.

WisdomTree Trust Semi-Annual Report December 31, 2016	133

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At December 31, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$4,820,716	$562,655	$(129,121)	$433,534
Dynamic Currency Hedged International Equity Fund	297,694,960	18,874,230	(13,766,742)	5,107,488
Dynamic Currency Hedged International Quality Dividend Growth Fund	2,044,935	—	(15,503)	(15,503)
Dynamic Currency Hedged International SmallCap Equity Fund	1,282,760	172,021	(72,697)	99,324
Dynamic Currency Hedged Japan Equity Fund	4,771,386	574,645	(65,155)	509,490
Emerging Markets Dividend Fund	5,228,714	309,587	(196,867)	112,720
Europe Local Recovery Fund	3,737,940	213,230	(341,931)	(128,701)
Global Hedged SmallCap Dividend Fund	19,105,791	4,847,309	(2,433)	4,844,876
Global SmallCap Dividend Fund	24,297,552	4,135,120	(450,851)	3,684,269
Strong Dollar Emerging Markets Equity Fund	9,364,655	937,248	(778,989)	158,259
Strong Dollar U.S. Equity Fund	1,233,544	184,780	(53,571)	131,209
Weak Dollar U.S. Equity Fund	1,227,117	138,918	(44,922)	93,996
Fundamental U.S. Corporate Bond Fund	4,915,533	1,612	(107,890)	(106,278)
Fundamental U.S. High Yield Corporate Bond Fund	4,930,947	175,193	(32,856)	142,337
Fundamental U.S. Short-Term Corporate Bond Fund	4,948,984	315	(37,670)	(37,355)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	4,864,197	115,390	(36,403)	78,987
Dynamic Bearish U.S. Equity Fund	3,766,783	224,062	(100,684)	123,378
Dynamic Long/Short U.S. Equity Fund	29,563,085	1,862,899	(531,683)	1,331,216

7. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 (“ASU 2014-15”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess an entity’s ability to continue as a going concern and to provide related disclosures in certain circumstances. Under the new standard, disclosures are required when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new standard is effective for the annual period ending after December 15, 2016, and all annual and interim periods thereafter. WTAM has evaluated the impact that ASU 2014-15 will have on financial statement disclosures and determined that ASU 2014-15 will not have a significant impact on the Trust’s financial statements.

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to ASC 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. ASU 2015-07 also limits certain disclosures to investments for which the entity has elected to measure the fair value using the practical expedient. ASU 2015-07 will be effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years (earlier application is also permitted). WTAM has evaluated ASU 2015-07 and determined that there is no impact on the Trust’s financial statements.

134	WisdomTree Trust Semi-Annual Report December 31, 2016

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2016, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategy represented by the Fund is unique, based on WTI’s intellectual property and is only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund based on the WTI index. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board noted the proposed fee waiver arrangements. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

WisdomTree Trust Semi-Annual Report December 31, 2016	135

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

136	WisdomTree Trust Semi-Annual Report December 31, 2016

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust Semi-Annual Report December 31, 2016	137

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of December 31, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fundamental Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

U.S. Equity ETFs:

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2371

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 7, 2017

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 7, 2017